As filed with the Securities and Exchange Commission on July 22, 2008

File No. 333-18737

File No. 811-07989

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 31	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 33	☒

METROPOLITAN WEST FUNDS

(Exact Name of Registrant as Specified on Charter)

11766 Wilshire Blvd., Suite 1580

Los Angeles, California 90025

(Address of Principal Executive Offices)

(310) 966-8900

(Registrant’s Telephone Number)

Scott B. Dubchansky

11766 Wilshire Blvd., Suite 1580

Los Angeles, California 90025

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box).

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on July 31, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on pursuant to paragraph (a)(2) of Rule 485

Please send Copy of Communications to:

DAVID A. HEARTH, ESQ.	SANDRA L. ADAMS
Paul, Hastings, Janofsky & Walker LLP	PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC)
55 Second Street, 24th Floor	760 Moore Road
San Francisco, CA 94105-3441	King of Prussia, PA 19406

Metropolitan West Funds

ULTRA SHORT BOND FUND — CLASS M SHARES

LOW DURATION BOND FUND — CLASS M SHARES

INTERMEDIATE BOND FUND — CLASS M SHARES

TOTAL RETURN BOND FUND — CLASS M SHARES

HIGH YIELD BOND FUND — CLASS M SHARES

STRATEGIC INCOME FUND — CLASS M SHARES

ALPHATRAK 500 FUND — CLASS M SHARES

PROSPECTUS

July 31, 2008

This prospectus contains essential information

for anyone considering an investment in these Funds.

Please read this document carefully and retain it

for future reference.

The Securities and Exchange Commission

has not approved or disapproved these securities

or passed upon the adequacy or accuracy of this Prospectus.

It is a criminal offense to state or suggest otherwise.

Metropolitan West Asset Management, LLC

Investment Adviser

For any additional information or questions regarding

information contained herein, please call (800) 241-4671

www.mwamllc.com

This prospectus describes only the Class M shares of the Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, Total Return Bond Fund, High Yield Bond Fund, Strategic Income Fund and the AlphaTrak 500 Fund. Metropolitan West Funds also offers Class I shares of these Funds with different fees and expenses in a separate prospectus. Shares of the AlphaTrak 500 Fund are only offered in Class M shares.

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — ULTRA SHORT BOND FUND

OBJECTIVE

The ULTRA SHORT BOND FUND seeks to maximize current income, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to one year. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The Fund’s dollar-weighted average portfolio maturity will normally exceed one year. The Fund also seeks to maintain a low degree of share price fluctuation. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and securities offered pursuant to Rule 144A of the Securities Act of 1933 (“Rule 144A Securities”). These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 90% of its net assets in securities rated investment grade by at least one of the nationally recognized statistical ratings organizations. These are debt securities rated at least Baa3 by Moody’s Investors Service (“Moody’s”), BBB- by Standard & Poor’s Rating Group (“S&P”) or BBB- by Fitch Ratings (“Fitch”), or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade but rated BB or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or short sell up to 25% of the value of its total assets.

PRINCIPAL INVESTMENT RISKS

Market Risk.    Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. The Adviser expects that this Fund will typically display relatively lower changes in value, return and risk of loss than a longer duration fixed-income fund.

Interest Rate Risk.    The values of the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund’s investment portfolio, the greater the change in value.

Credit Risk.    The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Foreign Securities Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.” Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Please see “Risks of Using Certain Derivatives.”

PERFORMANCE — ULTRA SHORT BOND FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Merrill Lynch 1-Year U. S. Treasury Index, an unmanaged index not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The securities that comprise the Merrill Lynch 1-Year U. S. Treasury Index may differ substantially from those in the Fund’s portfolio.

Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +1.40% for the quarter ended September 30, 2006 and December 31, 2006 and the lowest quarterly return was -0.03% for the quarter ended September 30, 2007. The year to date total return as of June 30, 2008 was -6.17%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Since Inception*
Ultra Short Bond Fund (Class M Shares)
Return Before Taxes	+2.44%	+4.23%
Return After Taxes on Distributions	+0.60%	+2.70%
Return After Taxes on Distributions and Sale of Fund Shares	+1.58%	+2.72%
Merrill Lynch 1-Year U. S. Treasury Index (reflects no deduction for expenses or taxes)	+5.95%	+3.09%

*	Inception Date: June 30, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES — ULTRA SHORT BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, redemption, exchange or account fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, please see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES — CLASS M

(FEES PAID FROM FUND ASSETS)

Management Fees	0.25%
Rule 12b-1 Expenses (1)	0.16%
Other Expenses	0.13%

Total Annual Fund Operating Expenses	0.54%

Fee Reduction and/or Expense Reimbursement (2)	0.04%

Net Expenses	0.50%

(1)	The Fund’s 12b-1 Plan allows for payments of up to 0.25% of the Fund’s average daily net assets but the Adviser has undertaken to limit the 12b-1 Plan expenses to 0.16% of the Fund’s average daily net assets for the current fiscal year.

(2)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay for the Fund’s distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.50% of average daily net assets. This contract has a one-year term, renewable at the end of each fiscal year.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$169	$298	$673

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — LOW DURATION BOND FUND

OBJECTIVE

The LOW DURATION BOND FUND seeks to maximize current income, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to three years. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from one to five years. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A Securities. These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 70% of its net assets in highly rated securities. These are debt securities rated at least A by Moody’s, S&P or Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality to highly rated securities as determined by the Adviser in the case of unrated securities. Up to 30% of the Fund’s net assets may be invested in securities rated below highly rated securities by all three of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser. Of that amount, not more than 10% of the Fund’s net assets may be invested in securities rated below investment grade (meaning at least BBB) provided they are rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or short sell up to 25% of the value of its total assets.

PRINCIPAL INVESTMENT RISKS

Market Risk.    Because the values of the Fund’s investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. The Adviser expects that this Fund will typically display lower changes in value, return and risk of loss than a longer-duration fixed-income fund.

Interest Rate Risk.    The values of the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value.

Credit Risk.    The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Foreign Securities Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.” Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Please see “Risks of Using Certain Derivatives.”

PERFORMANCE — LOW DURATION BOND FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Merrill Lynch 1-3 Year U.S. Treasury Index, an unmanaged index of all U.S. Treasury securities with maturities of 1 to 3 years. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The securities that comprise the Merrill Lynch 1-3 year U.S. Treasury Index may differ substantially from those in the Fund’s portfolio.

Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +3.08% for the quarter ended March 31, 2001 and the lowest quarterly return was -2.43% for the quarter ended June 30, 2002. The year to date total return as of June 30, 2008 was
-4.04%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Five Years	Ten Years	Since Inception*
Low Duration Bond Fund (Class M Shares)
Return Before Taxes	+2.48%	+4.10%	+4.77%	+5.08%
Return After Taxes on Distributions	+0.66%	+2.49%	+2.57%	+2.83%
Return After Taxes on Distributions and Sale of Fund Shares	+1.61%	+2.56%	+2.71%	+2.94%
Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for expenses or taxes)	+7.32%	+3.12%	+4.75%	+4.97%

*	Inception Date: March 31, 1997

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES — LOW DURATION BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, redemption, exchange or account fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES — CLASS M

(FEES PAID FROM FUND ASSETS)

Management Fees	0.30%
Rule 12b-1 Expenses (1)	0.19%
Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.59%

Fee Reduction and/or Expense Reimbursement (2)	0.01%

Net Expenses	0.58%

(1)	The Fund’s 12b-1 Plan allows for payments of up to 0.25% of the Fund’s average daily net assets but the Adviser has undertaken to limit the 12b-1 Plan expenses to 0.19% of the Fund’s average daily net assets for the current fiscal year.

(2)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay a portion of the Fund’s distribution expenses to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.58% of average daily net assets. This contract has a one-year term, renewable at the end of each fiscal year.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$188	$328	$737

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — INTERMEDIATE BOND FUND

OBJECTIVE

The INTERMEDIATE BOND FUND seeks to maximize current income, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of one to six years. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from three to seven years. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A Securities. These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 90% of its net assets in securities rated investment grade by at least one of the nationally recognized statistical rating organizations. These are debt securities rated at least Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade but only if rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or short sell up to 25% of the value of its total assets.

PRINCIPAL INVESTMENT RISKS

Market Risk.    Because the values of the Fund’s investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. The Adviser expects that this Fund will typically display lower changes in value, return and risk of loss than a longer-duration fixed-income fund.

Interest Rate Risk.    The values of the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value.

Credit Risk.    The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Foreign Securities Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.” Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Please see “Risks of Using Certain Derivatives.”

PERFORMANCE — INTERMEDIATE BOND FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Lehman Brothers Intermediate Government/Credit Index. The Lehman Brothers Intermediate Government/Credit Index is comprised of the Lehman Government Index and the Lehman Corporate Index. The Index includes fixed rate debt issues rated investment grade or higher. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $50 million for all others. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The securities that comprise the Lehman Brothers Intermediate Government/Credit Index may differ substantially from those in the Fund’s portfolio. This index is an unmanaged index that is not available for direct investment.

Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +3.12% for the quarter ended September 30, 2006, and the lowest quarterly return was -1.15% for the quarter ended June 30, 2004. The year to date total return as of June 30, 2008 was -0.07%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Since Inception*
Intermediate Bond Fund (Class M Shares)
Return Before Taxes	+5.14%	+4.19%
Return After Taxes on Distributions	+3.31%	+2.17%
Return After Taxes on Distributions and Sale of Fund Shares	+3.31%	+2.40%
Lehman Brothers Intermediate Government/Credit Index (reflects no deduction for expenses or taxes)	+7.39%	+3.55%

*	Inception Date: June 30, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES — INTERMEDIATE BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, redemption, exchange or account fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, please see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES — CLASS M

(FEES PAID FROM FUND ASSETS)

Management Fees	0.35%
Rule 12b-1 Expenses (1)	0.21%
Other Expenses	0.20%

Total Annual Fund Operating Expenses	0.76%

Fee Reduction and/or Expense Reimbursement (2)	0.11%

Net Expenses	0.65%

(1)	The Fund’s 12b-1 Plan allows for payments of up to 0.25% of the Fund’s average daily net assets, but the Adviser has undertaken to limit the 12b-1 Plan expenses to 0.21% of the Fund’s average daily net assets for the current fiscal year.

(2)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay a portion of the Fund’s distribution expenses to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.65% of average daily net assets. This contract has a one-year term, renewable at the end of each fiscal year.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$232	$412	$932

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — TOTAL RETURN BOND FUND

OBJECTIVE

The TOTAL RETURN BOND FUND seeks to maximize long-term total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of two to eight years. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from two to fifteen years. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A Securities. These investments may have interest rates that are fixed, variable or floating.

The Adviser will concentrate the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued.

Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade securities. These are debt securities rated at least Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or short sell up to 25% of the value of its total assets.

PRINCIPAL INVESTMENT RISKS

Market Risk.    Because the values of the Fund’s investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. This Fund has the potential for greater return and loss than a shorter duration fund.

Interest Rate Risk.    The values of the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value.

Credit Risk.    The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Foreign Securities Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.” Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Please see “Risks of Using Certain Derivatives.”

PERFORMANCE — TOTAL RETURN BOND FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Lehman Brothers Aggregate Bond Index, which is an unmanaged index generally representative of a broad range of fixed income securities. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees, or other expenses. The securities that comprise the Lehman Brothers Aggregate Bond Index may differ substantially from those in the Fund’s portfolio.

Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +6.49% for the quarter ended June 30, 2003 and the lowest quarterly return was -2.82% for the quarter ended June 30, 2002. The year to date total return as of June 30, 2008 was
-0.89%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Five Years	Ten Years	Since Inception*
Total Return Bond Fund (Class M Shares)
Return Before Taxes	+6.24%	+7.01%	+6.46%	+7.11%
Return After Taxes on Distributions	+4.43%	+4.92%	+3.74%	+4.32%
Return After Taxes on Distributions and Sale of Fund Shares	+4.02%	+4.77%	+3.82%	+4.34%
Lehman Brothers Aggregate Bond Index (reflects no deduction for expenses or taxes)	+6.97%	+4.42%	+5.97%	+6.51%

*	Inception Date: March 31, 1997

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES — TOTAL RETURN BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, redemption, exchange or account fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, please see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES — CLASS M

(FEES PAID FROM FUND ASSETS)

Management Fees	0.35%
Rule 12b-1 Expenses (1)	0.21%
Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.66%

Fee Reduction and/or Expense Reimbursement (2)	0.01%

Net Expenses	0.65%

(1)	The Fund’s 12b-1 Plan allows for payments of up to 0.25% of the Fund’s average daily net assets but the Adviser has undertaken to limit the 12b-1 Plan expenses to 0.21% of the Fund’s average daily net assets for the current fiscal year.

(2)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay a portion of the Fund’s distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.65% of average daily net assets. This contract has a one-year term, renewable at the end of each fiscal year.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$66	$210	$367	$822

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — HIGH YIELD BOND FUND

OBJECTIVE

The HIGH YIELD BOND FUND seeks to maximize long-term total return consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a portfolio of high yield fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of two to eight years. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from two to fifteen years. The Fund’s portfolio may include corporate bonds, mezzanine investments, collateralized bond obligations, collateralized debt obligations, collateralized loan obligations, swaps and other derivatives (including futures, options and credit default swaps), currency futures and options, bank loans, preferred stock, common stock, warrants, asset-backed securities, mortgage-backed securities, foreign securities (including Yankees and emerging markets securities), U.S. Treasuries and agency securities, cash and cash equivalents (such as money-market securities, commercial paper, certificates of deposit and bankers acceptances), private placements, defaulted debt securities and Rule 144A Securities and unrated securities. These investments may have interest rates that are fixed, variable or floating.

The Adviser will concentrate the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued.

Under normal circumstances, the Fund will invest at least 80% of its net assets in a portfolio of high yield securities (occasionally called “junk bonds”) rated below investment grade by at least one of the nationally recognized statistical rating organizations. These are debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality as determined by the Adviser in the case of unrated securities, but only a maximum of 20% may be invested in debt securities rated below B by all three of those nationally recognized statistical rating organizations. The remainder of the Fund’s net assets may be invested in investment grade securities rated by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or short sell up to 33 1/3% of the value of its total assets.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include market risk, interest rate risk, credit risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, foreign investment risk, currency risk, leveraging risk and management risk. These risks are discussed below. Please also see “Further Information about Investment Objectives, Policies and Risks” for additional information about these and other risks.

Non-Diversification Risk.    The Fund is non-diversified and may invest a greater percentage of its assets in one or more particular issuers than a diversified fund. Because the Fund is a non-diversified mutual fund, the value of an investment in the Fund may vary more in response to developments or changes in the market value affecting particular securities than will an investment in a diversified mutual fund investing in a greater number of securities.

Market Risk.    Because the values of the Fund’s investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. This Fund has the potential for greater return and loss than a shorter duration fund or a fund investing in higher quality securities.

High Yield Risk.    This Fund emphasizes high yield securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions.

Interest Rate Risk.    The values of the Fund’s investments change in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Derivatives Risk.    Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Leverage Risk.    Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of an increase in the value of the Fund’s portfolio securities causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Foreign Securities Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Currency Risk.    Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Management Risk.    There can be no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.”

PERFORMANCE — HIGH YIELD BOND FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Lehman Brothers U.S. Corporate High Yield Index with a 2% Issuer Cap. That index is generally representative of corporate bonds rated below investment grade and is an unmanaged index not available for direct investment. The 2% issuer cap limits any one issuer to 2% of the market value of the index and is intended to recognize that an issuer should not be excessively weighted in this index, such as when the bonds issued by General Motors became eligible for inclusion in high yield indexes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The securities that comprise this Index may differ substantially from those in the Fund’s portfolio.

Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +10.20% for the quarter ended June 30, 2003 and the lowest quarterly return was -0.89% for the quarter ended June 30, 2004. The year to date total return as of June 30, 2008 was
-1.24%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Five Years	Since Inception*
High Yield Bond Fund (Class M Shares)
Return Before Taxes	+2.73%	+10.51%	+11.95%
Return After Taxes on Distributions	–0.32%	+6.54%	+7.96%
Return After Taxes on Distributions and Sale of Fund Shares	+1.77%	+6.75%	+8.00%
Lehman Brothers U.S. Corporate High Yield Index -2% Issuer Cap (reflects no deduction for expenses or taxes)	+2.26%	+10.74%	+11.51%

*	Inception Date: September 30, 2002

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES — HIGH YIELD BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, exchange or account fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, please see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption fee on shares sold within 6 months of purchase (% of redemption proceeds) (1)	1.00%

ANNUAL FUND OPERATING EXPENSES — CLASS M

(FEES PAID FROM FUND ASSETS)

Management Fees	0.50%
Rule 12b-1 Expenses (2)	0.25%
Other Expenses	0.23%

Total Annual Fund Operating Expenses	0.98%

Fee Reduction and/or Expense Reimbursement (3)	0.18%

Net Expenses	0.80%

(1)	The redemption fee is withheld from redemption proceeds and retained by the Fund to offset transaction costs associated with short-term trading of Fund shares.

(2)	The Fund’s 12b-1 Plan allows for payments of up to 0.25% of the Fund’s average daily net assets.

(3)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay a portion of the Fund’s distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.80% of average daily net assets. This contract has a one-year term, renewable at the end of each fiscal year.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$82	$294	$524	$1,185

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — STRATEGIC INCOME FUND

OBJECTIVE

The STRATEGIC INCOME FUND seeks to maximize long-term total return without tracking any particular markets or indices.

PRINCIPAL INVESTMENT STRATEGIES

The Strategic Income Fund uses techniques intended to provide absolute (positive) returns in all markets by employing a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund will focus on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund will focus on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include: shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations. A fuller description of these and other strategies may be found below and in the Fund’s Statement of Additional Information.

The major strategies to be employed by the Adviser include:

Relative Value/Arbitrage Strategies, which include investing both long and short in related securities or other instruments to take advantage of perceived discrepancies in market prices. Arbitrage strategies typically employ leverage. These strategies may include:

Capital Structure Arbitrage, which involves seeking out the expanded variety of different instruments that a corporation may use for funding (equity, preferred, convertibles, bonds, loans, senior debt versus junior debt, secured versus unsecured, lease versus sale, putable versus callable). The Adviser believes it has become increasingly difficult for the market to continuously price the different financial instruments issued by an entity efficiently and, thus, the opportunities for arbitraging the capital structure of entities (the loans verses bonds, senior debt versus junior debt, holding company versus subsidiary, putables versus callables, etc.) have increased as well.

Commodities/Futures Arbitrage, which involves arbitraging intra and inter-market price discrepancies among the various commodity and interest rate futures markets.

Convertible Arbitrage, which is hedged investing in the convertible securities of a company such as buying the convertible bond and shorting the common stock of the same company.

Interest Rate Arbitrage, which involves buying long and short different debt securities, interest rate swap arbitrage, and U.S. and non-U.S. government bond arbitrage.

Trading/Market-Timing Strategies, which are designed to benefit from cyclical relationships that exist in certain markets, sectors and security types. Examples would be:

Interest Rate Timing, which is based on the premise that interest rates have historically exhibited a cyclical pattern. Real interest rates (nominal interest rates less inflation) have been higher during economic expansions and have decreased as the economy slows. The Adviser uses this relationship to set the average duration of the Fund to benefit over a full market cycle from changes in interest rates. This investment process cost-averages the duration of the Fund higher as real interest rates rise beyond their historic normal levels, and cost-averages the duration lower as real interest rates move lower. At times, the portfolio’s average duration may be negative if real interest rates are negative.

Yield Curve Relationships and Arbitrage, which presumes that like interest rates, the relationship between bonds of various maturities has been highly variable across the economic cycle. The Fund seeks to take advantage of these movements both with relative value trades as described above and by concentrating the portfolio in the historically most undervalued sections of the yield curve. These strategies seek to benefit from the cyclical changes that occur in the shape of the yield curve.

Sector and Issue Allocations, where the Adviser strives to benefit from cyclical changes between sectors of the fixed-income markets. This is accomplished by using relative value and historical benchmarks to determine when sectors are undervalued. It might be implemented through long-only positions or a combination of long and short positions. The Adviser will use fundamental research to find individual issuers of securities that the Adviser believes are undervalued and have high income and the potential for price appreciation.

Income Strategies, where the Adviser seeks to invest the Fund’s assets in a manner that will generate high monthly income. The objective of this approach is to create income that will smooth the returns of the trading oriented strategies listed above. This approach will focus on traditional fixed income strategies including investment in investment grade corporate bonds, high yield corporate bonds, mortgage-backed and asset-backed securities, preferred stock and high dividend yielding equity securities.

High Yield Investment Strategies, where the Fund invests in high yield fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) of any portfolio duration. These strategies are designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. Accordingly, the Adviser will concentrate the Fund’s bond holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The dollar-weighted average maturity of the Fund’s portfolio of such high yield securities is expected to range from two to fifteen years.

Long-Short or Market-Neutral Equity Strategies, which are designed to exploit equity market inefficiencies and generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same sector or market. Under these strategies, the Adviser seeks to hold stocks “long” that the Adviser believes will perform better than comparable stocks, and sell stocks “short” that the Adviser believes will underperform comparable stocks, drawing on analyses of earnings, timing, pricing, or other factors. This type of investing may reduce market risk, but effective stock analysis and stock picking is essential to obtaining positive results.

Event Driven and Special Situation Strategies, which are designed to benefit from price movements caused by anticipated corporate events such as a merger, acquisition, spin-off, liquidation, reorganization or other special situation.

To implement some or all of these strategies, the Fund’s portfolio may include (but is not limited to): corporate bonds, mezzanine investments, collateralized bond obligations, collateralized debt obligations, collateralized loan obligations, swaps and other derivatives (including futures, options and credit default swaps), currency futures and options, bank loans, preferred stock, common stock, warrants, convertible bonds, asset-backed securities and, derivatives (including those involving net interest margins, “NIMs”), mortgage-backed securities, foreign securities (including Yankees and emerging markets securities), U.S. Treasuries and agency securities, cash and cash equivalents (such as money-market securities, commercial paper, certificates of deposit and bankers acceptances), private placements, defaulted debt securities, Rule 144A Securities and unrated securities. Many of these investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the average dollar-weighted credit quality of the Fund’s long-term debt investments will be rated Baa1 by Moody’s or BBB+ by S&P or BBB+ by Fitch, which are recognized as investment grade securities or, if unrated, of comparable quality in the opinion of the Adviser. The Fund may invest up to 25% of its assets in debt securities rated below investment grade, or if unrated, of comparable quality in the opinion of the Adviser, at the time of purchase. Below investment grade securities are sometimes called “junk bonds.”

Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 30% of the Fund’s assets. The Fund may also invest in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest a substantial portion of its assets in derivative instruments, such as futures and options. The Fund may borrow from banks and/or other financial institutions or through reverse repurchase agreements. The Fund also may seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or sell securities short each up to 33 1/3% of the value of its total assets.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include: market risk, interest rate risk, credit risk, issuer risk, liquidity risk, derivatives risk, currency risk, leveraging risk, short sales risk, and management risk. These risks are discussed below. Please also see “Further Information about Investment Objectives, Policies and Risks” for additional information about these and other risks.

Non-Diversification Risk.    The Fund is non-diversified and may invest a greater percentage of its assets in one or more particular issuers than a diversified fund. Because the Fund is a non-diversified mutual fund, the value of an investment in the Fund may vary more in response to developments or changes in the market value affecting particular securities than will an investment in a diversified mutual fund investing in a greater number of securities.

Market Risk.    Despite the Fund’s strategy to achieve positive investment returns regardless of general market conditions, the values of the Fund’s investments will change with market conditions, and so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

Issuer/Credit Risk.    The Adviser expects to invest in high yield securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions.

Interest Rate Risk.    The values of some or all of the Fund’s investments may change in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

Derivatives Risk.    Use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Leverage Risk.    Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk.    The Fund may invest up to 15% of its assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for any particular illiquid security at any particular time.

Foreign Securities Risk.    Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: currency risk; political uncertainty and instability; more government involvement in the economy; higher inflation rates; less government supervision and regulation of the securities markets; controls on foreign investment and limitations on repatriation of invested capital; greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets.

Currency Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Short Sales Risk.    Short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds.

Management Risk.    There can be no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.”

PERFORMANCE — STRATEGIC INCOME FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Merrill Lynch 3 Month U.S. Treasury Bill Index +2%. The Merrill Lynch 3 Month U.S. Treasury Bill Index is an unmanaged index not available for direct investment. The Fund intends to invest in a much broader range of securities than those included in the securities index; accordingly, the securities index should not be used as an indication of the risks of investing in the Fund. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The securities that comprise the Merrill Lynch 3 Month U.S. Treasury Bill Index may differ substantially from those in the Fund’s portfolio.

Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +2.43% for the quarter ended March 31, 2004 and the lowest quarterly return was -4.19% for the quarter ended December 31, 2007. The year to date total return as of June 30, 2008 was -10.90%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Since Inception*
Strategic Income Fund (Class M Shares)
Return Before Taxes	–3.35%	+5.29%
Return After Taxes on Distributions	–5.48%	+3.46%
Return After Taxes on Distributions and Sale of Fund Shares	–2.13%	+3.51%
Merrill Lynch 3 Month U.S. Treasury Bill Index +2% (reflects no deduction for expenses or taxes)	+7.11%	+5.34%

*	Inception Date: June 30, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES — STRATEGIC INCOME FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, redemption, exchange or account fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, please see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES — CLASS M

(FEES PAID FROM FUND ASSETS)

Management Fees (1)	0.68%
Rule 12b-1 Expenses (2)	0.25%
Other Expenses	0.68%

Total Annual Fund Operating Expenses	1.61%

Fee Reduction and/or Expense Reimbursement (3)	0.00%

Net Expenses	1.61%

(1)	The management fee paid to the Adviser for providing services to the Fund consists of a basic fee at an annual rate of 1.20% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.70% (applied to the average net assets for the rolling 12-month performance period), resulting in a total minimum fee of 0.50% and a total maximum fee of 1.90%. The average monthly management fee for the period from April 1, 2007 through March 31, 2008 was 0.68% (annual rate).

(2)	The Fund’s Rule 12b-1 Plan allows for payments of up to 0.25% of the Fund’s average daily net assets.

(3)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay a portion of the Fund’s distribution expenses, to limit the Fund’s total annual operating expense to 2.35% and to limit “Other Expenses” to 0.20% of the Fund’s average daily net assets, assuming the maximum management fee. For purposes of the expense limitation, “Other Expenses” does not include interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. This expense limitation agreement has a one-year term, renewable at the end of each fiscal year. Assuming the amount of other expenses and fee reduction and/or expense reimbursement shown above, net expenses would have been 1.43% assuming the minimum management fee, 2.13% assuming the basic fee and 2.83% assuming the maximum management fee.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$164	$508	$876	$1,911

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — ALPHATRAK 500 FUND

OBJECTIVE

The ALPHATRAK 500 FUND seeks to achieve a total return that exceeds the total return of the S&P 500 Index.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an enhanced S&P 500 Index fund that combines non-leveraged investments in S&P 500 Index futures with a fixed-income portfolio. The Adviser will actively manage the fixed-income portfolio in an effort to produce an investment return that, when combined with the Fund’s return on the S&P 500 Index futures, will exceed the total return of the S&P 500 Index. The Fund may also use S&P 500 swap contracts together or in lieu of the S&P index futures. Additional information about the risks of swap contracts can be found under “Further Information about Investment Objectives, Policies and Risks.”

Under normal market conditions, the Fund will invest in S&P 500 Index futures contracts with a contractual or “notional” value substantially equal to the Fund’s total assets. The Fund will need to make margin deposits with futures commission merchants (broker-dealers for futures contracts) with a total value equal to approximately 4-5% of the notional value of the futures contracts and invest the rest of its assets in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to three years. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from one to five years. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A Securities. These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 85% of its net assets in fixed income securities rated at least investment grade by at least one of the nationally recognized statistical rating organizations or debt securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 15% of the Fund’s net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest a portion of its assets in foreign securities (denominated in U.S. dollars or foreign currencies) including emerging market foreign securities.

The Fund is not designed for investors that are sensitive to taxable gains. This Fund will recognize most gains, if any, in each taxable year and is most suitable for tax-deferred or non-taxable investors such as IRAs and employee benefit plans.

The S&P 500 Index consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock’s weight in the S&P 500 Index proportionate to its market value. The Fund is neither sponsored by, nor affiliated with, Standard & Poor’s.

PRINCIPAL INVESTMENT RISKS

Market Risk.    Because the values of the Fund’s investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. The Adviser expects that this Fund will typically experience the same changes in value and risk of loss as the general stock market reflected in the S&P 500 Index.

The ability of the Fund to match or exceed the performance of the S&P 500 Index will depend on whether the performance of its fixed-income portfolio exceeds the costs of investing in S&P 500 Index futures contracts and the Fund’s other fees and expenses.

Liquidity Risk.    Although S&P 500 Index derivatives are used by many investors, which generally results in a liquid market for those instruments, from time to time liquidity may be limited. Limited liquidity could adversely affect the Fund and prevent it from closing an unfavorable position while remaining obligated to meet increasing margin requirements. The Fund could lose the entire amount invested in these futures. The Fund could also face potentially unlimited losses from other types of futures and derivatives.

Interest Rate Risk.    The values of the Fund’s fixed-income investments change in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value. The values of any of the Fund’s investments in debt securities may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Foreign Securities Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Derivatives Risk.    Use of derivatives, which is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.” Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

PERFORMANCE — ALPHATRAK 500 FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Standard & Poor’s 500 Index. The Standard & Poor’s 500 Index is an unmanaged index of the common stocks of 500 large U.S. companies. It is a market-value oriented unmanaged index (stock price times number of shares outstanding), with each stock’s weight in the S&P 500 Index proportionate to its market value. The Fund is neither sponsored by, nor affiliated with, Standard & Poor’s. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +16.67% for the quarter ended June 30, 2003 and the lowest quarterly return was -20.46% for the quarter ended September 30, 2002. The year to date total return as of June 30, 2008 was -17.58%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Five Years	Since Inception*
AlphaTrak 500 Fund
Return Before Taxes	+1.56%	+13.28%	+4.62%
Return After Taxes on Distributions	–1.33%	+11.18%	+2.12%
Return After Taxes on Distributions and Sale of Fund Shares	+1.74%	+10.40%	+2.47%
S&P 500 Index (reflects no deduction for expenses or taxes)	+5.49%	+12.83%	+4.38%

*	Inception Date: June 29, 1998

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES — ALPHATRAK 500 FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, redemption, exchange or account fees. Some institutions may charge you a fee for shares you buy through them, and the fund may impose fees on the below minimum sized accounts. For additional information, Please see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES

(FEES PAID FROM FUND ASSETS)

Management Fees (1)	0.01%
Rule 12b-1 Expenses (2)	None
Other Expenses	0.12%

Total Annual Fund Operating Expenses	0.13%

Fee Reduction and/or Expense Reimbursement (3)	0.00%

Net Expenses (3)	0.13%

(1)	The management fee paid to the Adviser for providing services to the Fund consists of a basic fee at an annual rate of 0.35% of the Fund’s average net assets and a positive or negative performance adjustment of up to an annual rate of 0.35% (applied to the average assets for the rolling 3-month performance period), resulting in a total minimum fee of 0% and a total maximum fee of 0.70%. The average monthly management fee for the year ended March 31, 2008 was 0.01% (annual rate).

(2)	The Fund has adopted a Rule 12b-1 plan but has not yet charged any fees under the plan.

(3)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses and to pay for the Fund’s distribution expenses to limit the Fund’s total annual operating expenses to 0.90% and limit “Other Expenses” to 0.20% of the Fund’s average daily net assets, assuming the maximum management fee. “Other Expenses” does not include interest, taxes, brokerage commissions, short sale dividend expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. This expense limitation agreement has a one-year term, renewable at the end of each fiscal year. Assuming the amount of other expenses and fee reduction and/or expense reimbursement shown above, net expenses would have been 0.12% assuming the minimum management fee, 0.47% assuming the basic fee and 0.82% assuming the maximum management fee.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$13	$42	$73	$166

FURTHER INFORMATION ABOUT

INVESTMENT OBJECTIVES, POLICIES AND RISKS

GENERAL

The Fund descriptions set forth in the Risk/Return Summary section of this Prospectus are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one Fund. Each Fund’s investment objective is a fundamental policy, which cannot be changed without the approval of a majority of the Fund’s outstanding voting securities. There can be no assurance that any objective will be met. In addition, each Fund may use certain types of investments and investing techniques that are described in more detail in the Statement of Additional Information.

DURATION

The Funds each invest in a diversified portfolio of fixed-income securities of varying maturities with a different portfolio “duration.” Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of “term to maturity.” Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Traditionally, a fixed-income security’s “term to maturity” has been used to determine the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term to maturity” measures only the time until a fixed-income security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Duration is used in the management of the Funds as a tool to measure interest rate risk. For example, a Fund with a portfolio duration of 2 years would be expected to change in value 2% for every 1% move in interest rates. For a more detailed discussion of duration, see “Investment Objectives and Policies — Duration” in the Statement of Additional Information.

PORTFOLIO TURNOVER

Portfolio securities are sold whenever the Adviser believes it appropriate, regardless of how long the securities have been held. Each Fund’s investment program emphasizes active portfolio management with a sensitivity to short-term market trends and price changes in individual securities. Accordingly, the Funds expect to take frequent trading positions, resulting in portfolio turnover that may exceed those of most investment companies of comparable size. Portfolio turnover generally involves some expense to the Funds, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs. The Adviser does not view turnover as an important consideration in managing the Funds and does not strive to limit portfolio turnover. See “Financial Highlights” for past turnover rates.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES

In addition to the special risks presented for the ALPHATRAK 500 FUND, the HIGH YIELD BOND FUND and the STRATEGIC INCOME FUND, the Funds are subject primarily to interest rate risk, credit risk and prepayment risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in a bond’s price depends on several factors, including the bond’s maturity date. In general, bonds with longer maturities are more sensitive to changes in interest rates than bonds with shorter maturities. Credit risk is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Fund. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase.

GOVERNMENT SPONSORED ENTERPRISES

The Funds invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government-sponsored entities such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although these issues, and others like them, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury.

HIGH YIELD RISK

The Funds may invest a portion of their assets in non-investment grade debt securities, commonly referred to as “junk bonds.” The HIGH YIELD BOND FUND will invest at least 80% of its assets in such high yield securities. Low-rated and comparable unrated securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, low-rated and comparable unrated securities tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and a Fund’s ability to sell particular securities.

UNRATED SECURITIES

Each Fund may purchase unrated securities (which are not rated by a rating agency) if the Adviser determines that the security is of comparable quality to a rated security that a Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

RISKS OF USING CERTAIN DERIVATIVES

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail here and under “Derivative Instruments” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for directly investing in an underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds also may use derivatives for leverage, in which case their use would involve leveraging risk. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If a Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Generally, the Funds invest in futures, options and swaps, but may use other types of financial derivatives.

For example, participation in the options or futures markets, as well as the use of various swap instruments, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser’s predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (i) dependence on the Adviser’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with futures transactions and certain options. The Fund could lose the entire amount it invests in futures and other derivatives. The loss from investing in certain derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investments in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund or such lower amount specified for that Fund.

LIQUIDITY RISK

A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES RISK

Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgage-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

RISKS OF INVESTING IN EMERGING MARKET AND OTHER FOREIGN SECURITIES

Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations and other currency exchange rate fluctuations; (b) political uncertainty and instability; (c) more substantial government involvement in the economy; (d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards; (i) generally higher commission expenses; (j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies.

CURRENCY RISK

Funds that invest in foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in non-U.S. dollar-denominated securities may reduce the returns of the Funds.

RISKS OF FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and redemptions of a Fund’s shares may present certain risks for the Fund and its shareholders. These risks may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolios and increased brokerage and administrative costs. A Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders. Also, excessive purchases and sales or exchanges of a Fund’s shares may force a Fund to maintain a disadvantageously large cash position to accommodate short duration trading activity. Further, excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate frequent trading activity, and could result in increased brokerage, tax, administrative costs or other expenses. It is anticipated that the ULTRA SHORT BOND FUND and the LOW DURATION BOND FUND are less likely to be adversely affected under normal circumstances, and the other Funds more significantly affected, by frequent purchases and sales.

Certain of the Funds may invest in non-U.S. securities; accordingly, there is an additional risk of undetected frequent trading in Fund shares by investors who attempt to engage in time zone arbitrage. In addition, because certain of the Funds significantly invest in high yield bonds, and because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).

Investors seeking to engage in disruptive trading practices may deploy a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent disruptive trading, there is no guarantee that the Funds or their agents will be able to identify such investors or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading or short duration trading practices may also be limited by operational systems and technological limitations. In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries. These financial intermediaries include, but are not limited to entities such as broker-dealers, insurance company separate accounts, and retirement plan administrators. The Funds cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements. Omnibus accounts are common forms of holding Fund shares. Entities utilizing such omnibus account arrangements may not identify customers’ trading activity in shares of a Fund on an individual basis.

Consequently, the Funds may not be able to detect frequent or excessive trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through a broker, dealer or other financial intermediary acting in an omnibus capacity. Also, there may exist multiple tiers of these entities, each utilizing an omnibus account arrangement that may further compound the difficulty to the Funds of detecting excessive or short duration trading activity in Fund shares. In seeking to prevent disruptive trading practices in the Funds, the Funds consider the information actually available to them at the time. While each of these financial intermediaries may have individual policies concerning frequent or excessive trading, each intermediary has different policies. The Funds are not able to fully assess the effectiveness of its financial intermediaries’ policies concerning frequent or excessive trading. If investing through intermediaries, investors should inquire at that intermediary what frequent purchase and redemption policies will be applied to their investments.

RISKS OF SHORT SALES

The Adviser may cause a Fund to sell a debt or equity security short (that is, without owning it) and to borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The ULTRA SHORT BOND FUND, LOW DURATION BOND FUND, INTERMEDIATE BOND FUND, TOTAL RETURN BOND FUND and ALPHATRAK 500 FUND will not make total short sales exceeding 25% of the value of the Fund’s assets. The HIGH YIELD BOND FUND and STRATEGIC INCOME FUND will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it will need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

Each Fund also may make short sales “against-the-box,” in which the Fund sells short securities it owns. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale,” requiring the Fund to recognize any taxable gain from the transaction.

RISKS OF EVENT DRIVEN INVESTING STRATEGIES

The Funds may employ event driven strategies. Event driven investing involves attempting to predict the outcome of a particular transaction as well as the best time at which to commit capital to such a transaction. The success or failure of this strategy usually depends on whether the Adviser accurately predicts the outcome and timing of the transaction event. Also, major market declines that could cause transactions to be re-priced or fail, may have a negative impact on the strategy.

RISKS OF BORROWING AND USE OF LEVERAGE

Each Fund may borrow money from banks and engage in reverse repurchase transactions for temporary or emergency purposes. The Fund may borrow from broker-dealers and other institutions to leverage a transaction, provided that the borrowing is fully collateralized. Total bank borrowings may not exceed 10% (one-third for the HIGH YIELD BOND FUND and the STRATEGIC INCOME FUND) of the value of the Fund’s assets. The Fund also may leverage its portfolio through margin borrowing and other techniques in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, leveraging may magnify changes in the net asset values of the Fund’s shares and in its portfolio yield. Although margin borrowing will be fully collateralized, the Fund’s assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

SWAP AGREEMENTS

Each Fund may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Risks inherent in the use of swaps of any kind include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

DEFENSIVE INVESTING

Each Fund may engage in defensive investing, which is a deliberate, temporary shift in portfolio strategy that may be undertaken when markets start behaving in volatile or unusual ways. The Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. When the Fund has invested defensively in low risk, low return securities, it may not achieve its investment objectives.

INVESTMENT POLICY

The Funds have adopted a policy to provide the Fund’s shareholders with at least 60 days’ prior notice of any change in the principal investment strategies of the Funds.

ORGANIZATION AND MANAGEMENT

THE ADVISER

Metropolitan West Asset Management, LLC, with principal offices at 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025, acts as the investment adviser to the Funds and generally administers the affairs of the Trust. The Adviser’s website is www.mwamllc.com. Subject to the direction and control of the Board of Trustees, the Adviser supervises and arranges the purchase and sale of securities and other assets held in the portfolios of the Funds. The Adviser is a registered investment adviser organized in 1996. The Adviser managed approximately $27 billion of fixed-income investments as of June 30, 2008 on behalf of institutional clients and the Funds. The Adviser is owned by its key executives.

PORTFOLIO MANAGERS

The portfolio managers who have primary responsibility for the day-to-day management of the Funds’ portfolios are listed below, together with their biographical information for the past five years. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Tad Rivelle has been the Chief Investment Officer and a Managing Director with the Adviser since August 1996. Mr. Rivelle manages the LOW DURATION BOND FUND, the INTERMEDIATE BOND FUND, the TOTAL RETURN BOND FUND, the ULTRA SHORT BOND FUND, the STRATEGIC INCOME FUND and the ALPHATRAK 500 FUND.

Stephen Kane, CFA has been a portfolio manager with the Adviser since August 1996. Mr. Kane manages the ULTRA SHORT BOND FUND, the LOW DURATION BOND FUND, the INTERMEDIATE BOND FUND, the TOTAL RETURN BOND FUND, the HIGH YIELD BOND FUND, the STRATEGIC INCOME FUND and the ALPHATRAK 500 FUND.

Laird R. Landmann has been a Managing Director and portfolio manager with the Adviser since August 1996. Mr. Landmann manages the LOW DURATION BOND FUND, the INTERMEDIATE BOND FUND, the TOTAL RETURN BOND FUND, the HIGH YIELD BOND FUND, the ULTRA SHORT BOND FUND and the STRATEGIC INCOME FUND.

Mitch Flack has been a portfolio manager and mortgage specialist with the Adviser since March 2001. Mr. Flack manages the ULTRA SHORT BOND FUND.

Jamie Farnham has been with the Adviser since November 2002. From July 1998 to July 2000, Mr. Farnham was an Investment Associate at Primus Venture Partners. Mr. Farnham manages the HIGH YIELD BOND FUND.

Gino Nucci, CFA, has been with the Adviser since January 2004. From June 2003 to September 2003, Mr. Nucci was an Associate at Pacific Life Insurance Company. From April 1999 to March 2000, Mr. Nucci was an Investment Banking Associate at Volpe Brown Whelan & Co. Mr. Nucci manages the HIGH YIELD BOND FUND.

MANAGEMENT FEES AND OTHER EXPENSES

Management Fees.    Each Fund pays the Adviser a monthly fee for providing investment advisory services. The following fees are amounts paid to the Adviser for the fiscal year ended March 31, 2008 that include certain expense limitations and contractual fee waivers: 0.25% for the ULTRA SHORT BOND FUND; 0.30% for the LOW DURATION BOND FUND; 0.35% for the INTERMEDIATE BOND FUND; 0.35% for the TOTAL RETURN BOND FUND; 0.50% for the HIGH YIELD BOND FUND; 0.68% for the STRATEGIC INCOME FUND and 0.01% for the ALPHATRAK 500 FUND.

Under the Investment Management Agreement relating to all share classes of the STRATEGIC INCOME FUND, the Trust pays the Adviser a basic management fee, computed daily and payable monthly, at an annual rate of 1.20% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by a performance component of up to 0.70% of the Fund’s average daily net assets for the relevant 12-month performance period), depending on whether and to what extent the investment performance of the Fund, for that performance period, exceeds or is exceeded by the investment record of the Merrill Lynch 3 Month U.S. Treasury Bill Index plus a margin.

The margin over that Index is 0.10% when the investment performance of the Fund is calculated assuming the maximum possible management fee of an annual rate of 1.90%. Alternatively, the margin also can be described as 2.00% if the investment performance of the Fund is calculated after operating expenses but before any management fee.

The Fund uses a rolling 12-month performance period. The performance adjustment, which is applied to the Fund’s average daily net assets for the performance period, equals 35% of the difference between the Fund’s investment performance and the investment record of the Merrill Lynch 3 Month U.S. Treasury Bill Index plus a margin of 0.10%

when the Fund’s performance is calculated assuming the maximum possible management fee of an annual rate of 1.90% rather than the actual fee accrued. The margin can also be described alternatively as explained above. Thus, an annual performance difference of 2.00% or more between the Fund and the Index plus the margin would result in an annual maximum performance adjustment of 0.70%. This formula requires that the Fund’s performance exceed the investment record of the Index plus the margin before any performance adjustment is earned. If the Fund’s performance is below the performance of the Index plus the margin, a negative performance adjustment would apply, and would reduce the Adviser’s fee.

Here are examples of how the adjustment would work (using annual rates for the STRATEGIC INCOME FUND):

Fund Performance (assuming max 1.90% fee)	Index Plus 0.10% Margin	Basic Fee	Performance Adjustment	Total Fee Rate
6.00%	4.10%	1.20%	0.67%	1.87%
5.00%	4.10%	1.20%	0.32%	1.52%
4.00%	4.10%	1.20%	–0.04%	1.16%
3.00%	4.10%	1.20%	–0.39%	0.81%
2.00%	4.10%	1.20%	–0.74%	0.47%

The Fund’s investment performance is calculated based on its net asset value per share after expenses but assuming the maximum possible management fee. For purposes of calculating the Fund’s investment performance, any dividends or capital gains distributions paid by the Fund are treated as if those distributions were reinvested in Fund shares. The investment record for the Index is based on the change in value of the Index and earnings from underlying securities.

Because the adjustment to the basic fee is based on the comparative performance of the Fund and the record of the Index, the controlling factor (regarding the performance adjustment) is not whether the Fund’s performance is up or down, but whether it is up or down more or less than the investment record of the Index plus the margin. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period.

Under the Investment Management Agreement relating to the ALPHATRAK 500 FUND, the Trust pays the Adviser a basic management fee, computed daily and payable monthly, at an annual rate of 0.35% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by a performance component of up to 0.35% of the Fund’s average daily net assets for the relevant 3-month performance period), depending on whether and to what extent the investment performance of the Fund, for that performance period, exceeds or is exceeded by the investment record of the S&P 500 Stock Price Index plus a margin.

The margin over that Index is 0.30% when the investment performance of the Fund is calculated assuming the maximum possible management fee of an annual rate of 0.70%. Alternatively, the margin also can be described as 1.00% if the investment performance of the Fund is calculated after operating expenses but before any management fee.

The Fund uses a rolling 3-month performance period. The performance adjustment, which is applied to the Fund’s average daily net assets for the performance period, equals 35% of the difference between the Fund’s investment performance and the investment record of the S&P 500 Stock Price Index plus a margin of 0.30% when the Fund’s performance is calculated assuming the maximum possible management fee of an annual rate of 0.70% rather than the actual fee accrued. The margin can also be described alternatively as explained above. Thus, an annual performance difference of 1.00% or more between the Fund and the Index plus the margin would result in an annual maximum performance adjustment of 0.35%. This formula requires that the Fund’s performance exceed the investment record of the Index plus the margin before any performance adjustment is earned. If the Fund’s performance is below the performance of the Index plus the margin, a negative performance adjustment would apply, and would reduce the Adviser’s fee.

Here are examples of how the adjustment would work (using annual rates for the ALPHATRAK 500 FUND):

Fund Performance (assuming max 0.70% fee)	Index Plus 0.30% Margin	Basic Fee	Performance Adjustment	Total Fee Rate
7.00%	5.30%	0.35%	0.35%	0.70%
6.00%	5.30%	0.35%	0.25%	0.60%
5.00%	5.30%	0.35%	–0.11%	0.24%
4.00%	5.30%	0.35%	–0.35%	0.00%
3.00%	5.30%	0.35%	–0.35%	0.00%

The Fund’s investment performance is calculated based on its net asset value per share after expenses but assuming the maximum possible management fee. For purposes of calculating the Fund’s investment performance, any dividends or capital gains distributions paid by the Fund are treated as if those distributions were reinvested in Fund shares. The investment record for the Index is based on the change in value of the Index and earnings from underlying securities.

Because the adjustment to the basic fee is based on the comparative performance of the Fund and the record of the Index, the controlling factor (regarding the performance adjustment) is not whether the Fund’s performance is up or down, but whether it is up or down more or less than the investment record of the Index plus the margin. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period.

The management fee and any performance adjustment for the STRATEGIC INCOME FUND and the ALPHATRAK 500 FUND are accrued daily and the entire management fee normally is paid monthly. Shareholders should note that it is possible for high past performance to result in a daily management fee accrual or monthly management fee payment by the Fund that is higher than lower current performance would otherwise produce. The Investment Management Agreement permits the Adviser to recoup fees it did not charge and Fund expenses it paid, provided that those amounts are recouped within three years of being reduced or paid. The Adviser may not request or receive reimbursement for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the current year and may not recoup amounts that would make a Fund’s total expenses exceed the applicable limit.

Rule 12b-1 Fee.    The Funds have a Share Marketing Plan or “12b-1 Plan” under which they may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by a Fund under the plan may not exceed 0.25% of its average net assets annually (all of which may be for service fees). Currently, the Board of Trustees of the Funds is waiving a portion of these fees for the INTERMEDIATE BOND FUND, TOTAL RETURN BOND FUND, LOW DURATION BOND FUND, and the ULTRA SHORT BOND FUND. The Adviser has contractually agreed, through March 31, 2009, to pay the distribution expenses of the AlphaTrak 500 Fund out of its own resources.

Compensation of Other Parties.    The Adviser may, at its own expense and out of its own legitimate profits or other resources, pay additional compensation to third parties such as (but not limited to) broker-dealers, investment advisers, retirement plan administrators, or other financial intermediaries that have entered into a distribution, service or other types of arrangement with the Adviser, the distributor or the Funds (“Authorized Firms”). These are payments over and above other types of shareholder servicing and distribution payments described elsewhere in this Prospectus.

Payments may relate to selling and/or servicing activities, such as: access to an intermediary's customers or network; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesale activity; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities. Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer certain Funds as part of a special preferred-list or other preferred treatment program.

The Adviser does not direct the Funds’ portfolio securities transactions, or otherwise compensate broker-dealers in connection with any Fund's portfolio transactions, in consideration of sales of Fund shares.

The Adviser also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. The Adviser may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated persons to recommend or sell shares of the Funds to their client investors.

Authorized Firms and consultants that receive these various types of payments may have a conflict of interest in recommending or selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

The Adviser also manages individual investment advisory accounts. The Adviser reduces the fees charged to individual advisory accounts by the amount of the investment advisory fee charged to that portion of the client’s assets invested in any Fund.

THE TRANSFER AGENT AND ADMINISTRATOR

PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) serves as transfer agent and administrator to the Trust and also provides accounting services pursuant to a Services Agreement. The business address of PNC Global Investment Servicing is 760 Moore Road, King of Prussia, Pennsylvania 19406-1212.

THE DISTRIBUTOR

PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406, serves as principal underwriter to the Trust pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each Fund.

OTHER SHARE CLASSES

The ULTRA SHORT BOND FUND, LOW DURATION BOND FUND, INTERMEDIATE BOND FUND, TOTAL RETURN BOND FUND, HIGH YIELD BOND FUND and STRATEGIC INCOME FUND also offer Class I shares. Class I shares have different expenses which will result in different performance than Class M shares. Shares of both classes of each Fund otherwise have identical rights and vote together except for matters affecting only a specific class. The ALPHATRAK 500 FUND’S shares are designated as Class M shares.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds’ policies regarding disclosure of portfolio holdings can be found in the Statement of Additional Information.

HOW TO PURCHASE SHARES

REGULAR PURCHASES

The minimum initial investment in each Fund is $5,000. For retirement plan investments the initial minimum is $1,000. There are no minimums for subsequent investments. The Trust and the Transfer Agent reserve the right to reject any order and to waive the minimum investment requirements for investments through certain fund networks or other financial intermediaries and for employees and affiliates of the Adviser or the Trust. In such cases, the minimums associated with the policies and programs of the fund network or other financial intermediary will apply. (In certain cases, the fund network or other financial intermediary also may waive its minimum investment requirements; the Adviser occasionally may be involved in the fund network or other financial intermediary’s decision to waive its minimum investment requirements, but does not control that decision.) This means that investors through various financial intermediaries may face different (or even substantially reduced) investment minimums than those affecting your investment. The Funds reserve the right to redeem accounts inadvertently opened with less than the minimum initial investment. The Funds at their sole discretion may impose an annual $25 account servicing fee for below minimum accounts; certain below minimum accounts may not be charged that servicing fee. You may invest in any Fund by wiring the amount to be invested to Metropolitan West Funds.

Wire to: PNC Bank

ABA No. 031000053 for PNC Global Investment Servicing

Account No. 86-0690-5863

Credit: (Name of Fund and share class)

FBO: (Shareholder name and account number)

Your bank may impose a fee for investments by wire. The Fund or the Transfer Agent will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Wires received after the close of the New York Stock Exchange will be considered received by the next business day.

To ensure proper credit, before wiring any funds you must call (800) 241-4671 to notify us of the wire and to get an account number assigned if the wire is an initial investment. Also, if the wire represents an initial investment, you must mail an application form, by regular mail, to the Transfer Agent. When sending applications, checks, or other communications to the Transfer Agent via regular mail, send to:

Metropolitan West Funds

c/o PNC Global Investment Servicing

P.O. Box 9793

Providence, RI 02940

If you are sending applications, checks or other communications to the Transfer Agent via express delivery, registered or certified mail, send to:

Metropolitan West Funds

c/o PNC Global Investment Servicing

101 Sabin Street

Pawtucket, RI 02860-1427

Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of a Fund will be purchased by the Transfer Agent or an authorized sub-agent for your account at the net asset value next determined after receipt of your wire or check. If a check is not honored by your bank, you will be liable for any loss sustained by the Fund, as well as a $20 service charge imposed by the Transfer Agent. Forms for additional contributions by check or change of address are provided on account statements.

The Trust will only accept a check when the Trust is the primary payee. Third party checks will not be accepted for payment. The Trust may also accept orders from selected brokers, dealers and other qualified institutions, with payment made to the Fund at a later time. The Adviser is responsible for insuring that such payment is made on a timely basis. You may be charged a fee if you buy or sell Fund shares through a broker or agent.

The Trust does not consider the U.S. Postal Service or other independent delivery service to be its agent. Therefore, deposit in the mail or other service does not constitute receipt by the Transfer Agent.

The Trust may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The Trust generally does not permit non-US residents to purchase shares of the Funds. The Trust may, at its sole discretion, make exceptions to this policy on a case-by-case basis.

BY PAYMENT IN KIND

In certain situations, Fund shares may be purchased by tendering payment in kind in the form of securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser. Prior to making such a purchase, you should call the Adviser to determine if the securities you wish to use to make a purchase are appropriate. The Funds reserve the right to reject the offer of any payment in kind.

BY AUTOMATIC INVESTMENT PLAN

Once an account has been opened, you can make additional purchases of shares of the Funds through an Automatic Investment Plan. This Plan provides a convenient method to have monies deducted directly from your bank account for investment into the Funds. You can make automatic monthly, quarterly or annual purchases of $100 or more into the Fund or Funds designated on the enclosed Account Application. The Funds may alter, modify or terminate this Plan at any time. To begin participating in this Plan, please complete the automatic investment plan section found on the Account Application or contact the Funds at (800) 241-4671.

PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER

You may buy and sell shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds’ Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ prospectus.

Current and prospective investors purchasing shares of a Fund through a broker-dealer should be aware that a transaction charge may be imposed by broker-dealers that make the Fund’s shares available, and there will not be such a transaction charge if shares of the Fund are purchased directly from the Fund.

IDENTITY VERIFICATION PROCEDURES NOTICE

The USA PATRIOT Act and federal regulations require financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of all investors opening new accounts. When completing the New Account Application, to assist the Funds in verifying your identity, you will be required to supply the Funds with certain information for all persons owning or permitted to act on an account. This information includes date of birth, taxpayer identification number and street address. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

NET ASSET VALUE AND FAIR VALUE PRICING

The net asset value per share of each Fund is determined on each day that the New York Stock Exchange is open for trading, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time). The net asset value per share is the value of the Fund’s assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of a Fund’s portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees. Short-term investments maturing in less than 60 days are valued at amortized cost which the Board has determined to equal fair value. Securities and other assets for which reliable market quotations are not readily available will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Trustees. The Adviser may determine the fair value for securities that are thinly traded, illiquid, or where the Adviser believes that the prices provided by a pricing service are not accurate or are not available. Fair value pricing is intended to be used as necessary in order to accurately value the Funds’ portfolio securities and their respective net asset values. The Statement of Additional Information further describes the most common techniques used by the Funds to fair value their securities.

The daily net asset value may not reflect the closing market price for all futures contracts held by the Funds because the markets for certain futures will close shortly after the time net asset value is calculated. See “Net Asset Value” in the Statement of Additional Information for further information.

HOW TO REDEEM SHARES

REGULAR REDEMPTIONS

You may redeem shares at any time by delivering instructions by regular mail to the Transfer Agent or selected brokers, dealers and other qualified institutions. If you would like to send a package via overnight mail services, send to Metropolitan West Funds, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860-1427.

The redemption request should identify the Fund and the account number, specify the number of shares or dollar amount to be redeemed and be signed by all registered owners exactly as the account is registered. Your request will not be accepted unless it contains all required documents. The shares will be redeemed at the net asset value next determined after receipt of the request by the Transfer Agent or other agent of the Funds. A redemption of shares is a sale of shares and you may realize a taxable gain or loss.

If the proceeds of any redemption (a) exceed $50,000, (b) are paid to a person other than the owner of record, or (c) are sent to an address or bank account other than shown on the Transfer Agent’s records, the signature(s) on the redemption request must be a medallion signature guarantee. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).

Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. If you have any questions, please contact the Funds in advance by calling (800) 241-4671.

Redemptions will be processed only on a day during which the New York Stock Exchange is open for business. If you purchase shares by check or money order and later decide to sell them, your proceeds from that redemption will be withheld until the Funds are sure that your check has cleared. This could take up to 15 calendar days after your purchase order.

EXCHANGES OF SHARES

You are permitted to exchange your Class M shares in a Fund for Class M shares of other Funds in the Trust, provided that those shares may legally be sold in the state of your residence and you have selected the appropriate box on the Account Application. Shares subject to an exchange must have a current value of at least $1,000. An exchange of shares is treated for Federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. Shares exchanged for shares of another Fund will be priced at their respective net asset values.

The exchange privilege is not intended as a vehicle for short- term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Administrators, trustees or sponsors of retirement plans may also impose redemption fees on such exchanges.

The Funds also reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The Fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges the Adviser determines are likely to have a negative effect on the Funds.

SYSTEMATIC WITHDRAWAL PLAN

If you own or are purchasing shares of the Funds having a current value of at least $10,000, you may participate in a Systematic Withdrawal Plan. The Systematic Withdrawal Plan provides for automatic redemptions of at least $100 on a monthly, quarterly, semi-annual or annual basis via Automatic Clearing House (ACH). This electronic transfer could take three to five business days to settle. You may establish this Plan by completing the appropriate section on the Account Application or by calling the Funds at (800) 241-4671. Notice of all changes concerning this Plan must be received by PNC Global Investment Servicing at least two weeks prior to the next scheduled payment. Further information regarding this Plan and its requirements can be obtained by contacting the Funds at (800) 241-4671.

TELEPHONE TRANSACTIONS

You may redeem shares by telephone and have the proceeds wired to the bank account as stated on the Transfer Agent’s records. You may also exchange shares by telephone. In order to redeem or exchange shares by telephone, you must select the appropriate box on the Account Application. In order to arrange for telephone redemptions or exchanges or change payment instructions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the

Trust. The request must be signed by each shareholder of the account with the signature guarantees as described above. Once this feature has been requested, shares may be redeemed or exchanged by calling PNC Global Investment Servicing at (800) 241-4671 and giving the account name, account number, and amount of the redemption or exchange. Joint accounts require only one shareholder to call. If redemption proceeds are to be mailed or wired to the shareholder’s bank account, the bank involved must be a commercial bank located within the United States.

If you redeem your shares by telephone and request wire payment, payment of the redemption proceeds will normally be made in Federal funds on the next business day. The redemption order must be received by the Transfer Agent before the relevant Fund’s net asset value is calculated for the day. There may be a charge of up to $10 for all wire redemptions. IF YOU EFFECT TRANSACTIONS VIA WIRE TRANSFER YOU MAY BE REQUIRED TO PAY FEES, INCLUDING THE WIRE FEE AND OTHER FEES, THAT WILL BE DEDUCTED DIRECTLY FROM REDEMPTION PROCEEDS.

The Funds reserve the right to reject any telephone redemption or exchange request and the redemption or exchange privilege may be modified or terminated at any time on 30-days’ notice to shareholders. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, if you are electing to redeem or exchange by telephone you will be required to provide your account number or other identifying information. All such telephone transactions will be digitally recorded and you will receive a confirmation in writing. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions. In periods of severe market or economic conditions, the telephone redemption or exchange of shares may be difficult to implement and you should redeem shares by writing to the Transfer Agent at the address listed above. If for any other reason you are unable to redeem or exchange by telephone, you should redeem or exchange shares by writing to the Transfer Agent at the address listed above.

PAYMENTS

After the Transfer Agent has received the redemption request and all proper documents, payment for shares tendered will generally be made within three business days. Payment may be delayed or made partly in-kind with marketable securities under unusual circumstances, as specified in the 1940 Act.

REDEMPTIONS OF ACCOUNTS BELOW MINIMUM AMOUNT

The Funds may redeem all of your shares at net asset value (calculated on the preceding business day) if the balance of your account falls below $500 as a result of a transfer or redemption (and not market fluctuations). The Funds will notify you in writing and you will have 60 days to increase your account balance before your shares are redeemed.

FREQUENT TRADING POLICIES AND PROCEDURES

The Funds’ Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Board has adopted a redemption fee on short-term trading in certain Funds, and may determine to add such a fee for other Funds. See “Redemption Fee.” The Funds are not intended for market timing, short-term or excessive trading. However, some shareholders may choose certain Funds (namely the ULTRA SHORT BOND FUND and the LOW DURATION BOND FUND) as cash management vehicles, which may result in shorter term holdings than other Funds. To the extent that the Funds identify such trading, they or their agents will monitor such trading to ensure that it does not adversely impact the Funds’ shareholders.

The Funds or their agents may reject any purchase order (including exchange transactions) by any investor or group of investors at any time for any reason, including, purchase orders that may be attributable to market timing or are otherwise believed to be excessive or potentially disruptive to a Fund. Orders placed by investors in violation of the Funds’ frequent trading policies or by investors that a Fund believes are engaging in market timing may be revoked or cancelled by the Fund. Shareholders who have not engaged in excessive trading may also be prevented from exchanging or purchasing shares of the Funds if the Funds or their agents believe that the shareholder, or the intermediary or other representative associated with that shareholder’s account has otherwise been involved in excessive trading on behalf of other accounts or investors. It may not always be possible to detect or prevent excessive trading, particularly when it is conducted through intermediaries with omnibus shareholder accounts. The Funds do not have any arrangements with any person permitting excessive purchases and redemptions of Fund shares. Any waivers to the Funds’ frequent trading policies can only be granted by the Funds’ Chairman or the Adviser’s Chief Executive Officer, and must be reported to the Funds’ Board.

REDEMPTION FEE

The HIGH YIELD BOND FUND will charge a 1.00% redemption fee when shares of the Fund are redeemed (either by selling or by exchanging into another Fund) within 6 months of purchase. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged and will be withheld from the redemption proceeds and paid directly to the Fund. The redemption fee is designed to facilitate portfolio management and offset transaction costs associated with short-term trading of Fund shares.

For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first. (This system is also known as the “first in, first out” (“FIFO”) method.) The redemption fee will not be applied to the redemption of shares held in certain omnibus accounts and retirement plans (intermediaries) that cannot currently implement the redemption fee. The Fund reserves the right to impose redemption fees on shares held through these intermediaries at any time if warranted by the Fund’s future cost of processing redemptions.

The fee does not apply to shares purchased through reinvested dividends or capital gains. The Fund also may waive the redemption fee under certain circumstances upon written request. Such circumstances include but are not limited to:

i.	premature distributions from retirement accounts due to the disability or health of the shareholder;

ii.	minimum required distributions from retirement accounts;

iii.	return of excess contributions in retirement accounts;

iv.	redemptions resulting in the settlement of an estate due to the death of the shareholder;

v.	redemptions resulting from rebalancing in certain asset allocation plans which were not initiated by the shareholder;

vi.	certain defined contribution plans with adequate short-term trading policies (as determined in the Funds’ sole discretion).

In addition, the HIGH YIELD BOND FUND reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the HIGH YIELD BOND FUND’S redemption fee, the HIGH YIELD BOND FUND will notify you at least 60 days prior to the effective date of the change.

REPORTS TO SHAREHOLDERS

Each Fund’s fiscal year ends on March 31. Each Fund will issue to its shareholders semi-annual and annual reports. In addition, you will receive monthly statements of the status of your account reflecting all transactions having taken place within that month. In order to reduce duplicate mailings and printing costs, the Trust will provide one annual or semi-annual report and annual prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the Internal Revenue Service (IRS).

WITHHOLDINGS; REPORTING

The Funds may be required to withhold Federal income tax from proceeds of redemptions if you are subject to backup withholding. Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld. The Funds also may be required to report redemptions to the IRS.

DIVIDENDS AND TAX STATUS

The Funds (except the ALPHATRAK 500 FUND) expect to declare dividends daily and pay them monthly to shareholders. The ALPHATRAK 500 FUND expects to declare and pay dividends to shareholders quarterly. Dividends normally begin to accrue on the next business day after payment for shares.

Distributions from net realized short-term gains, if any, and distributions from any net capital gains realized through October 31st of each year and not previously paid out will be paid out after that date. Each Fund may also pay supplemental distributions after the end of the Fund’s fiscal year. Dividends and distributions are paid in full and fractional shares of each Fund based on the net asset value per share at the close of business on the ex-dividend date, unless you request, in writing to the Trust, payment in cash. The Trust will notify you after the close of its fiscal year of both the dollar amount and the tax status of that year’s distributions.

All dividends from net investment income (other than qualified dividend income) together with distributions of short-term capital gains will be taxable as ordinary income even though paid to you in additional shares. Any net capital gains (“capital gains distributions”) distributed are taxable as the relevant type of capital gains regardless of the length of time you have owned your shares. For taxable years beginning on or before December 31, 2008, distributions of investment income designated as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long term capital gain, provided certain requirements are met. Long term capital gains rates for individuals have been temporarily lowered to 15% or less. Dividends, interest and gains received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes.

Distributions will be taxable in the year in which they are received, except for certain distributions received in January, which will be taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund’s distributions, including the portions, if any, that qualify for the dividends-received deduction. These distributions may be capital gain distributions and/or a return of capital.

Additional information about taxes is set forth in the Statement of Additional Information. The foregoing discussion has been prepared by the management of the Funds, and is not intended to be a complete description of all tax implications of an investment in a Fund. You should consult your own advisors concerning the application of Federal, state and local tax laws to your particular situations.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Internal Revenue Code.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with the financial statements of each Fund, are included in the annual report, which is available upon request.

	Ultra Short Bond Fund — Class M*
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Period Ended March 31, 2004
Net Asset Value, Beginning of Period	$5.12	$5.09	$5.11	$5.16	$5.00

Income from Investment Operations:
Net investment income	0.26 #	0.24 #	0.20 #	0.17 #	0.16 #
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	(0.48)	0.03	(0.02)	(0.05)	0.16

Total from Investment Operations	(0.22)	0.27	0.18	0.12	0.32

Less Distributions:
From net investment income	(0.26)	(0.24)	(0.20)	(0.17)	(0.16)
From net capital gains	-	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total Distributions	(0.26)	(0.24)	(0.20)	(0.17)	(0.16)

Net Asset Value, End of Period	$4.64	$5.12	$5.09	$5.11	$5.16

Total Return	(4.48)%	5.52%	3.62%	2.31%	6.48%[2]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$133,051	$119,957	$200,563	$175,983	$145,581
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.54%	0.57%	0.57%	0.62%	0.76%[3]
After expense waivers and reimbursements	0.50%	0.50%	0.50%	0.50%	0.50%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	5.23%	4.74%	3.93%	3.25%[4]	3.62%[3]
Portfolio Turnover Rate	30%	81%	20%	25%	6%[2]

*	The Ultra Short Bond Fund Class M shares commenced operations on June 30, 2003.

[1]	Distributions were less than $0.005.

[2]	Non-annualized.

[3]	Annualized

[4]

Prior year’s data updated due to reclassification of swap income/(expense) from net investment income and unrealized gain/(loss). The ratio of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.14%. The ratio of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.26%.

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

	Low Duration Bond Fund — Class M
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004
Net Asset Value, Beginning of Year	$9.49	$9.32	$9.39	$9.55	$9.36

Income from Investment Operations:
Net investment income	0.48 #	0.45 #	0.38 #	0.35 #	0.42 #
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	(0.67)	0.16	(0.07)	(0.16)	0.20

Total from Investment Operations	(0.19)	0.61	0.31	0.19	0.62

Less Distributions:
From net investment income	(0.49)	(0.44)	(0.38)	(0.35)	(0.43)

Total Distributions	(0.49)	(0.44)	(0.38)	(0.35)	(0.43)

Net Asset Value, End of Year	$8.81	$9.49	$9.32	$9.39	$9.55

Total Return	(2.11)%	6.74%	3.38%	2.02%	6.81%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,313,261	$944,867	$334,038	$325,137	$335,686
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.59%	0.60%	0.60%	0.62%	0.64%
After expense waivers and reimbursements	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	5.21%	4.78%	4.01%	3.75%	4.47%
Portfolio Turnover Rate	95%	80%	96%	108%	94%

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

	Intermediate Bond Fund — Class M*
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Period Ended March 31, 2004
Net Asset Value, Beginning of Period	$10.14	$9.99	$10.28	$10.72	$10.88

Income from Investment Operations:
Net investment income	0.48 #	0.48 #	0.45 #	0.49 #	0.32 #
Net realized and unrealized gain/(loss) on investments, swap contracts and written options	0.06	0.15	(0.24)	(0.31)	0.22

Total from Investment Operations	0.54	0.63	0.21	0.18	0.54

Less Distributions:
From net investment income	(0.51)	(0.48)	(0.47)	(0.49)	(0.40)
From net capital gains	-	-	(0.03)	(0.13)	(0.30)

Total Distributions	(0.51)	(0.48)	(0.50)	(0.62)	(0.70)

Net Asset Value, End of Period	$10.17	$10.14	$9.99	$10.28	$10.72

Total Return	5.48%	6.47%	2.08%	1.74%	5.12%[1]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$15,231	$12,503	$9,147	$154	$75
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.76%	0.82%	0.89%	0.98%	1.05%[2]
After expense waivers and reimbursements	0.65%	0.65%	0.65%	0.65%	0.65%[2]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.79%	4.79%	4.46%	4.65%	3.93%[2]
Portfolio Turnover Rate	94%	76%	113%	183%	165%[1]

*	The Intermediate Bond Fund Class M shares commenced operations on June 30, 2003.

[1]	Non-annualized

[2]	Annualized

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

	Total Return Bond Fund — Class M
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004
Net Asset Value, Beginning of Year	$9.79	$9.46	$9.71	$10.06	$9.28

Income from Investment Operations:
Net investment income	0.48 #	0.48 #	0.53 #	0.59 #	0.55 #
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.04	0.33	(0.24)	(0.36)	0.82

Total from Investment Operations	0.52	0.81	0.29	0.23	1.37

Less Distributions:
From net investment income	(0.49)	(0.48)	(0.54)	(0.58)	(0.59)

Total Distributions	(0.49)	(0.48)	(0.54)	(0.58)	(0. 59)

Net Asset Value, End of Year	$9.82	$9.79	$9.46	$9.71	$10.06

Total Return	5.44%	8.80%	3.04%	2.42%	15.15%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$3,533,010	$1,206,825	$555,873	$463,895	$498,299
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.66%	0.66%	0.67%	0.67%	0.67%
After expense waivers and reimbursements	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.89%	5.01%	5.49%	6.02%	5.62%
Portfolio Turnover Rate	124%	101%	174%	180%	165%

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

	High Yield Bond Fund — Class M
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004
Net Asset Value, Beginning of Year	$10.97	$10.89	$11.42	$12.50	$11.38

Income from Investment Operations:
Net investment income	0.86 #	0.87 #	0.81 #	0.99 #	0.93 #
Net realized and unrealized (loss)/gain on investments, futures contracts, swap contracts, written options and securities sold short	(1.16)	0.07	(0.20)	(0.06)	1.50

Total from Investment Operations	(0. 30)	0.94	0.61	0.93	2.43

Less Distributions:
From net investment income	(0.92)	(0.86)	(0.82)	(0.98)	(0.92)
From net capital gains	-	-	(0.32)	(1.04)	(0.39)
From return of capital	(0.04)	-	-	-	-

Total Distributions	(0.96)	(0.86)	(1.14)	(2.02)	(1.31)

Redemption fees added to paid in capital	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.00 [1]

Net Asset Value, End of Year	$9.71	$10.97	$10.89	$11.42	$12.50

Total Return	(3.13)%	9.00%	5.59%	7.84%	21.99%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$41,266	$38,022	$41,037	$25,094	$49,917
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.98%	1.05%	1.10%	1.15%	1.09%
After expense waivers and reimbursements	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	8.15%	8.01%	7.25%	8.14%[2]	7.51%[2]
Portfolio Turnover Rate	120%	97%	111%	167%	268%

[1]	Amount is less than $0.01.

[2]

Prior year’s data updated due to the reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The ratios of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2004 and the fiscal year ended March 31, 2005 were 7.19% and 7.78%, respectively. The ratios of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2004 and the fiscal year ended March 31, 2005 were 7.48% and 8.13%, respectively.

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

	Strategic Income Fund — Class M*
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005		Period Ended March 31, 2004
Net Asset Value, Beginning of Period	$11.09	$11.07	$11.22	$11.27		$10.00

Income from Investment Operations:
Net investment income	0.79 #	0.59 #	0.55 #	0.38	#[1]	0.29	#[1]
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts, written options, and securities sold short	(2.21)	0.01	(0.11)	0.07		1.32

Total from Investment Operations	(1.42)	0.60	0.44	0.45		1.61

Less Distributions:
From net investment income	(0.82)	(0.58)	(0.57)	(0.39)		(0.33)
From net capital gains	-	-	(0.02)	(0.11)		(0.01)

Total Distributions	(0.82)	(0.58)	(0.59)	(0.50)		(0.34)

Net Asset Value, End of Period	$8.85	$11.09	$11.07	$11.22		$11.27

Total Return	(13.44)%	5.57%	4.04%	3.81%		16.27%[2]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$43,785	$99,001	$86,288	$102,232		$96,802
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	1.61%	1.70%	1.91%	2.22%		2.62%[4]
After expense waivers and reimbursements	1.61%	1.70%	1.91%	2.22%		2.35%[4]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	7.49%	5.35%	4.94%	3.40%[1]		3.45	%[1],4
Portfolio Turnover Rate	74%	27%	44%	114%		96%[2]

*	The Strategic Income Fund Class M shares commenced operations on June 30, 2003.

[1]

Prior year’s data updated due to the reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The net investment income per share amounts prior to this reclassification for the fiscal year ended March 31, 2004 and the fiscal year ended March 31, 2005 were $0.28 and $0.37, respectively. The ratios of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2004 and the fiscal year ended March 31, 2005 were 3.10% and 3.27%, respectively. The ratios of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2004 and the fiscal year ended March 31, 2005 were 3.37% and 3.27%, respectively.

[2]	Non-annualized

[3]

The Fund incurred interest expenses for the fiscal years ended March 31, 2008 and March 31, 2007. If interest expenses had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal years ended March 31, 2008 and March 31, 2007 would have been 1.06% and 1.54%, respectively.

[4]	Annualized

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

	AlphaTrak 500 Fund — Class M
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005		Year Ended March 31, 2004
Net Asset Value, Beginning of Year	$8.56	$8.14	$7.61	$7.33		$5.49

Income from Investment Operations:
Net investment income	0.48 #	0.42 #	0.36 #	0.25	#[1]	0.22 #
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	(1.56)	0.61	0.56	0.27		1.85

Total from Investment Operations	(1.08)	1.03	0.92	0.52		2.07

Less Distributions:
From net investment income	(0.45)	(0.61)	(0.39)	(0.24)		(0.23)
From net capital gains	(0.23)	-	-	-		-
From return of capital	(0.09)	-	-	-		-

Total Distributions	(0.77)	(0.61)	(0.39)	(0.24)		(0.23)

Net Asset Value, End of Year	$6.71	$8.56	$8.14	$7.61		$7.33

Total Return	(14.03)%	12.85%	12.33%	7.15%		38.16%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$157,644	$183,696	$156,418	$133,325		$107,551
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.13%	0.73%	0.36%	0.52%		0.88%
After expense waivers and reimbursements	0.13%	0.73%	0.36%	0.52%		0.88%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	5.74%	5.01%	4.54%	3.41%[1]		3.25%
Portfolio Turnover Rate	89%	106%	64%	72%		67%

[1]

Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The net investment income per share amounts prior to this reclassification for the fiscal year ended March 31, 2005 was $0.24. The ratio of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.23%. The ratio of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.23%.

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

The following notice does not constitute part of and is not incorporated into the Prospectus.

PRIVACY POLICY

The Funds collect nonpublic information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you may give us orally;

•	Information about your transactions with us or others;

•	Information you submit to us in correspondence, including emails; and

•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

We do not disclose any nonpublic personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We shall limit access to your personal account information to those agents of the Fund who need to know that information to provide products and services to you. We also may disclose that information to nonaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain safeguards to guard your nonpublic personal information.

If, at any time in the future, it is necessary to disclose any of your personal information in a way that is inconsistent with this policy, we will give you advance notice of the proposed change so that you will have the opportunity to opt out of such disclosure.

For more information about Metropolitan West Funds the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS

The Funds’ annual and semiannual reports to shareholders contain detailed information about the Funds’ investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

The reports and the SAI are is available, free of charge, on our web site at http://www.mwamllc.com/www/mfunds/. Also, you can request free copies of the reports and the SAI, or request other information and discuss your questions about the Funds, by contacting us at:

METROPOLITAN WEST FUNDS

11766 WILSHIRE BOULEVARD, SUITE 1580

LOS ANGELES, CALIFORNIA 90025

(800) 241-4671

You can also review the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. In addition, you can get text-only copies:

•	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

•	Free from the EDGAR Database on the SEC’s Website at http://www.sec.gov.

Investment Company Act File No. 811- 07989

Adviser: Metropolitan West Asset Management, LLC 11766 Wilshire Boulevard, Suite 1580 Los Angeles, California 90025 (310) 966-8900 www.mwamllc.com	Custodian: The Bank of New York One Wall Street New York, New York 10286

Transfer Agent: PNC Global Investment Servicing (U.S.) Inc. 760 Moore Road King of Prussia, Pennsylvania 19406-1212 (800) 241-4671	Independent Registered Public Accounting Firm Deloitte & Touche LLP 695 Town Center Drive Suite 1200 Costa Mesa, CA 92626

Distributor: PFPC Distributors, Inc. 760 Moore Road King of Prussia, Pennsylvania 19406-1212	Legal Counsel: Paul, Hastings, Janofsky & Walker LLP 55 Second Street, 24th Floor San Francisco, California 94105

Metropolitan West Funds

ULTRA SHORT BOND FUND — CLASS I SHARES

LOW DURATION BOND FUND — CLASS I SHARES

INTERMEDIATE BOND FUND — CLASS I SHARES

TOTAL RETURN BOND FUND — CLASS I SHARES

HIGH YIELD BOND FUND — CLASS I SHARES

STRATEGIC INCOME FUND — CLASS I SHARES

ALPHATRAK 500 FUND — CLASS M SHARES

PROSPECTUS

July 31, 2008

This prospectus contains essential information

for anyone considering an investment in these Funds.

Please read this document carefully and retain it

for future reference.

The Securities and Exchange Commission

has not approved or disapproved these securities

or passed upon the adequacy or accuracy of this Prospectus.

It is a criminal offense to state or suggest otherwise.

Metropolitan West Asset Management, LLC

Investment Adviser

For any additional information or questions regarding

information contained herein, please call (800) 241-4671

www.mwamllc.com

This prospectus describes only the Class I shares of the Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, Total Return Bond Fund, High Yield Bond Fund and the Strategic Income Fund. Metropolitan West Funds also offers Class M shares of the Funds with different fees and expenses in a separate prospectus. The AlphaTrak 500 Fund only offers Class M shares.

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — ULTRA SHORT BOND FUND

OBJECTIVE

The ULTRA SHORT BOND FUND seeks to maximize current income, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to one year. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The Fund’s dollar-weighted average portfolio maturity will normally exceed one year. The Fund also seeks to maintain a low degree of share price fluctuation. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and securities offered pursuant to Rule 144A of the Securities Act of 1933 (“Rule 144A Securities”). These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 90% of its net assets in securities rated investment grade by at least one of the nationally recognized statistical ratings organizations. These are debt securities rated at least Baa3 by Moody’s Investors Service (“Moody’s”), BBB- by Standard & Poor’s Ratings Group (“S&P”) or BBB- by Fitch Ratings (“Fitch”), or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade but rated BB or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or short sell up to 25% of the value of its total assets.

PRINCIPAL INVESTMENT RISKS

Market Risk.    Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. The Adviser expects that this Fund will typically display relatively lower changes in value, return and risk of loss than a longer duration fixed-income fund.

Interest Rate Risk.    The values of the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund’s investment portfolio, the greater the change in value.

Credit Risk.    The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Foreign Securities Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.” Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Please see “Risks of Using Certain Derivatives.”

1

PERFORMANCE — ULTRA SHORT BOND FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Merrill Lynch 1-Year U.S. Treasury Index, an unmanaged index not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The securities that comprise the Merrill Lynch 1-Year U.S. Treasury Index may differ substantially from those in the Fund’s portfolio.

Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +1.84% for the quarter ended September 30, 2006 and the lowest quarterly return was +0.01% for the quarter ended September 30, 2007. The year to date total return as of June 30, 2008 was -6.28%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Since Inception*
Ultra Short Bond Fund (Class I Shares)
Return Before Taxes	+2.80%	+3.64%
Return After Taxes on Distributions	+0.90%	+2.02%
Return After Taxes on Distributions and Sale of Fund Shares	+1.81%	+2.17%
Merrill Lynch 1-Year U. S. Treasury Index (reflects no deduction for expenses or taxes)	+5.95%	+3.81%

*	Inception Date: July 31, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2

FEES AND EXPENSES — ULTRA SHORT BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, redemption, exchange or account fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, please see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES — CLASS I

(FEES PAID FROM FUND ASSETS)

Management Fees	0.25%
Rule 12b-1 Expenses	None
Other Expenses	0.13%

Total Annual Fund Operating Expenses	0.38%

Fee Reduction and/or Expense Reimbursement (1)	0.04%

Net Expenses (1)	0.34%

(1)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay for the Fund’s distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.34% of average daily net assets. This contract has a one-year term, renewable at the end of each fiscal year.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$35	$118	$209	$476

3

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — LOW DURATION BOND FUND

OBJECTIVE

The LOW DURATION BOND FUND seeks to maximize current income, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to three years. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from one to five years. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A Securities. These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 70% of its net assets in highly rated securities. These are debt securities rated at least A by Moody’s, S&P or Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality to highly rated securities as determined by the Adviser in the case of unrated securities. Up to 30% of the Fund’s net assets may be invested in securities rated below highly rated securities by all three of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser. Of that amount, not more than 10% of the Fund’s net assets may be invested in securities rated below investment grade (meaning at least BBB) provided they are rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or short sell up to 25% of the value of its total assets.

PRINCIPAL INVESTMENT RISKS

Market Risk.    Because the values of the Fund’s investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. The Adviser expects that this Fund will typically display lower changes in value, return and risk of loss than a longer-duration fixed-income fund.

Interest Rate Risk.    The values of the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value.

Credit Risk.    The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Foreign Securities Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.” Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Please see “Risks of Using Certain Derivatives.”

4

PERFORMANCE — LOW DURATION BOND FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the changes in the year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Merrill Lynch 1-3 Year U.S. Treasury Index, an unmanaged index of all U.S. Treasury securities with maturities of 1 to 3 years. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The securities that comprise the Merrill Lynch 1-3 Year U.S. Treasury Index may differ substantially from those in the Fund’s portfolio.

Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +3.13% for the quarter ended March 31, 2001 and the lowest quarterly return was -2.28% for the quarter ended June 30, 2002. The year to date total return as of June 30, 2008 was
-4.05%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Five Years	Since Inception*
Low Duration Bond Fund (Class I Shares)
Return Before Taxes	+2.68%	+4.32%	+4.50%
Return After Taxes on Distributions	+0.79%	+2.64%	+2.43%
Return After Taxes on Distributions and Sale of Fund Shares	+1.74%	+2.71%	+2.57%
Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for expenses or taxes)	+7.32%	+3.12%	+4.67%

*	Inception Date: March 31, 2000

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

5

FEES AND EXPENSES — LOW DURATION BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, redemption, exchange or account fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, please see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES — CLASS I

(FEES PAID FROM FUND ASSETS)

Management Fees	0.30%
Rule 12b-1 Expenses	None
Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.40%

Fee Reduction and/or Expense Reimbursement (1)	0.01%

Net Expenses (1)	0.39%

(1)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay for the Fund’s distribution expenses, to limit the Fund’s total annual operating (excluding interest, taxes, brokerage commissions, short sale dividend expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.39% of average daily net assets. This contract has a one-year term, renewable at the end of each fiscal year.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$40	$127	$223	$504

6

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — INTERMEDIATE BOND FUND

OBJECTIVE

The INTERMEDIATE BOND FUND seeks to maximize current income, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of one to six years. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from three to seven years. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A Securities. These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 90% of its net assets in securities rated investment grade by at least one of the nationally recognized statistical rating organizations. These are debt securities rated at least Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade but only if rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or short sell up to 25% of the value of its total assets.

PRINCIPAL INVESTMENT RISKS

Market Risk.    Because the values of the Fund’s investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. The Adviser expects that this Fund will typically display lower changes in value, return and risk of loss than a longer-duration fixed-income fund.

Interest Rate Risk.    The values of the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value.

Credit Risk.    The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Foreign Securities Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Other Risks. The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.” Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Please see “Risks of Using Certain Derivatives.”

7

PERFORMANCE — INTERMEDIATE BOND FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Lehman Brothers Intermediate Government/Credit Index. The Lehman Brothers Intermediate Government/Credit Index is comprised of the Lehman Government Index and the Lehman Corporate Index. The Index includes fixed rate debt issues rated investment grade or higher. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U. S. Government issues and $50 million for all others. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The securities that comprise the Lehman Brothers Intermediate Government/Credit Index may differ substantially from those in the Fund’s portfolio. This index is an unmanaged index that is not available for direct investment.

Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +5.33% for the quarter ended June 30, 2003, and the lowest quarterly return was -1.01% for the quarter ended June 30, 2004. The year to date total return as of June 30, 2008 was
-0.07%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Five Years	Since Inception*
Intermediate Bond Fund (Class I Shares)
Return Before Taxes	+5.36%	+5.51%	+6.42%
Return After Taxes on Distributions	+3.45%	+3.37%	+4.21%
Return After Taxes on Distributions and Sale of Fund Shares	+3.45%	+3.46%	+4.20%
Lehman Brothers Intermediate Government/Credit Index (reflects no deduction for expenses or taxes)	+7.39%	+4.06%	+4.83%

*	Inception Date: June 28, 2002

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

8

FEES AND EXPENSES — INTERMEDIATE BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, redemption, exchange or account fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, please see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES — CLASS I

(FEES PAID FROM FUND ASSETS)

Management Fees	0.35%
Rule 12b-1 Expenses	None
Other Expenses	0.20%

Total Annual Fund Operating Expenses	0.55%

Fee Reduction and/or Expense Reimbursement (1)	0.11%

Net Expenses	0.44%

(1)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay the Fund’s distribution expenses to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.44% of average daily net assets. This contract has a one-year term, renewable at the end of each fiscal year.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$45	$165	$296	$679

9

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — TOTAL RETURN BOND FUND

OBJECTIVE

The TOTAL RETURN BOND FUND seeks to maximize long-term total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of two to eight years. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from two to fifteen years. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A Securities. These investments may have interest rates that are fixed, variable or floating.

The Adviser will concentrate the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued.

Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade securities. These are debt securities rated at least Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or short sell up to 25% of the value of its total assets.

PRINCIPAL INVESTMENT RISKS

Market Risk.    Because the values of the Fund’s investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. This Fund has the potential for greater return and loss than a shorter duration fund.

Interest Rate Risk.    The values of the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value.

Credit Risk.    The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Foreign Securities Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.” Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Please see “Risks of Using Certain Derivatives.”

10

PERFORMANCE — TOTAL RETURN BOND FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Lehman Brothers Aggregate Bond Index, which is an unmanaged index generally representative of a broad range of fixed income securities. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees, or other expenses. The securities that comprise the Lehman Brothers Aggregate Bond Index may differ substantially from those in the Fund’s portfolio.

Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +6.66% for the quarter ended June 30, 2003 and the lowest quarterly return was -2.67% for the quarter ended June 30, 2002. The year to date total return as of June 30, 2008 was
-0.90%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Five Years	Since Inception*
Total Return Bond Fund (Class I Shares)
Return Before Taxes	+6.47%	+7.23%	+6.77%
Return After Taxes on Distributions	+4.57%	+5.06%	+4.12%
Return After Taxes on Distributions and Sale of Fund Shares	+4.16%	+4.91%	+4.15%
Lehman Brothers Aggregate Bond Index (reflects no deduction for expenses or taxes)	+6.97%	+4.42%	+6.43%

*	Inception Date: March 31, 2000

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

11

FEES AND EXPENSES — TOTAL RETURN BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, redemption, exchange or account fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, please see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES — CLASS I

(FEES PAID FROM FUND ASSETS)

Management Fees	0.35%
Rule 12b-1 Expenses	None
Other Expenses	0.09%

Total Annual Fund Operating Expenses	0.44%

Fee Reduction and/or Expense Reimbursement (1)	0.00%

Net Expenses (1)	0.44%

(1)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay for the Fund’s distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.44% of average daily net assets. This contract has a one-year term renewable at the end of each fiscal year.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$45	$141	$246	$555

12

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — HIGH YIELD BOND FUND

OBJECTIVE

The HIGH YIELD BOND FUND seeks to maximize long-term total return consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a portfolio of high yield fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of two to eight years. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from two to fifteen years. The Fund’s portfolio may include corporate bonds, mezzanine investments, collateralized bond obligations, collateralized debt obligations, collateralized loan obligations, swaps and other derivatives (including futures, options and credit default swaps), currency futures and options, bank loans, preferred stock, common stock, warrants, asset-backed securities, mortgage-backed securities, foreign securities (including Yankees and emerging markets securities), U.S. Treasuries and agency securities, cash and cash equivalents (such as money-market securities, commercial paper, certificates of deposit and bankers acceptances), private placements, defaulted debt securities, Rule 144A Securities and unrated securities. These investments may have interest rates that are fixed, variable or floating.

The Adviser will concentrate the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued.

Under normal circumstances, the Fund will invest at least 80% of its net assets in a portfolio of high yield securities (occasionally called “junk bonds”) rated below investment grade by at least one of the nationally recognized statistical rating organizations. These are debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality as determined by the Adviser in the case of unrated securities, but only a maximum of 20% may be invested in debt securities rated below B by all three of those nationally recognized statistical rating organizations. The remainder of the Fund’s net assets may be invested in investment grade securities rated by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or short sell up to 33 1/3% of the value of its total assets.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include market risk, interest rate risk, credit risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, foreign investment risk, currency risk, leveraging risk and management risk. These risks are discussed below. Please also see “Further Information about Investment Objectives, Policies and Risks” for additional information about these and other risks.

Non-Diversification Risk.    The Fund is non-diversified and may invest a greater percentage of its assets in one or more particular issuers than a diversified fund. Because the Fund is a non-diversified mutual fund, the value of an investment in the Fund may vary more in response to developments or changes in the market value affecting particular securities than will an investment in a diversified mutual fund investing in a greater number of securities.

Market Risk.    Because the values of the Fund’s investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. This Fund has the potential for greater return and loss than a shorter duration fund or a fund investing in higher quality securities.

High Yield Risk.    This Fund emphasizes high yield securities, which are considered speculative and are subject to

13

greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions.

Interest Rate Risk.    The values of the Fund’s investments change in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Derivatives Risk.    Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Leverage Risk.    Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of an increase in the value of the Fund’s portfolio securities causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Foreign Securities Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Currency Risk.    Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Management Risk.    There can be no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.”

14

PERFORMANCE — HIGH YIELD BOND FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the changes in the year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Lehman Brothers U.S. Corporate High Yield Index with a 2% Issuer Cap. That index is generally representative of corporate bonds rated below investment grade and is an unmanaged index not available for direct investment. The 2% issuer cap limits any one issuer to 2% of the market value of the index and is intended to recognize that an issuer should not be excessively weighted in this index, such as when the bonds issued by General Motors became eligible for inclusion in high yield indexes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The securities that comprise this Index may differ substantially from those in the Fund’s portfolio.

Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +4.73% for the quarter ended December 31, 2004 and the lowest quarterly return was -0.91% for the quarter ended June 30, 2004. The year to date total return as of June 30, 2008 was
-1.11%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Since Inception*
High Yield Bond Fund (Class I Shares)
Return Before Taxes	+2.99%	+9.51%
Return After Taxes on Distributions	–0.15%	+5.47%
Return After Taxes on Distributions and Sale of Fund Shares	+1.94%	+5.83%
Lehman Brothers U.S. Corporate High Yield Index –2% Issuer Cap (reflects no deduction for expenses or taxes)	+2.26%	+9.64%

*	Inception Date: March 31, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

15

FEES AND EXPENSES — HIGH YIELD BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, exchange or account fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, please see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption fee on shares sold within 6 months of purchase (% of redemption proceeds) (1)	1.00%

ANNUAL FUND OPERATING EXPENSES — CLASS I

(FEES PAID FROM FUND ASSETS)

Management Fees	0.50%
Rule 12b-1 Expenses	None
Other Expenses	0.23%

Total Annual Fund Operating Expenses	0.73%

Fee Reduction and/or Expense Reimbursement (2)	0.18%

Net Expenses	0.55%

(1)	The redemption fee is withheld from redemption proceeds and retained by the Fund to offset transaction costs associated with short-term trading of Fund shares.

(2)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay the Fund’s distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expense, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.55% of average daily net assets. This contract has a one-year term, renewable at the end of each fiscal year.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$215	$388	$890

16

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — STRATEGIC INCOME FUND

OBJECTIVE

The STRATEGIC INCOME FUND seeks to maximize long-term total return without tracking any particular markets or indices.

PRINCIPAL INVESTMENT STRATEGIES

The Strategic Income Fund uses techniques intended to provide absolute (positive) returns in all markets by employing a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund will focus on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund will focus on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include: shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations. A fuller description of these and other strategies may be found below and in the Fund’s Statement of Additional Information.

The major strategies to be employed by the Adviser include:

Relative Value/Arbitrage Strategies, which include investing both long and short in related securities or other instruments to take advantage of perceived discrepancies in market prices. Arbitrage strategies typically employ leverage. These strategies may include:

Capital Structure Arbitrage, which involves seeking out the expanded variety of different instruments that a corporation may use for funding (equity, preferred, convertibles, bonds, loans, senior debt versus junior debt, secured versus unsecured, lease versus sale, putable versus callable). The Adviser believes it has become increasingly difficult for the market to continuously price the different financial instruments issued by an entity efficiently and, thus, the opportunities for arbitraging the capital structure of entities (the loans verses bonds, senior debt versus junior debt, holding company versus subsidiary, putables versus callables, etc.) have increased as well.

Commodities/Futures Arbitrage, which involves arbitraging intra and inter-market price discrepancies among the various commodity and interest rate futures markets.

Convertible Arbitrage, which is hedged investing in the convertible securities of a company such as buying the convertible bond and shorting the common stock of the same company.

Interest Rate Arbitrage, which involves buying long and short different debt securities, interest rate swap arbitrage, and U.S. and non-U.S. government bond arbitrage.

Trading/Market-Timing Strategies, which are designed to benefit from cyclical relationships that exist in certain markets, sectors and security types. Examples would be:

Interest Rate Timing, which is based on the premise that interest rates have historically exhibited a cyclical pattern. Real interest rates (nominal interest rates less inflation) have been higher during economic expansions and have decreased as the economy slows. The Adviser uses this relationship to set the average duration of the Fund to benefit over a full market cycle from changes in interest rates. This investment process cost-averages the duration of the Fund higher as real interest rates rise beyond their historic normal levels, and cost-averages the duration lower as real interest rates move lower. At times, the portfolio’s average duration may be negative if real interest rates are negative.

Yield Curve Relationships and Arbitrage, which presumes that like interest rates, the relationship between bonds of various maturities has been highly variable across the economic cycle. The Fund seeks to take advantage of these movements both with relative value trades as described above and by concentrating the portfolio in the historically most undervalued sections of the yield curve. These strategies seek to benefit from the cyclical changes that occur in the shape of the yield curve.

Sector and Issue Allocations, where the Adviser strives to benefit from cyclical changes between sectors of the fixed-income markets. This is accomplished by using relative value and historical benchmarks to determine when sectors are undervalued. It might be implemented through long-only positions or a combination of long and short positions. The Adviser will use fundamental research to find individual issuers of securities that the Adviser believes are undervalued and have high income and the potential for price appreciation.

Income Strategies, where the Adviser seeks to invest the Fund’s assets in a manner that will generate high monthly income. The objective of this approach is to create income that will smooth the returns of the trading oriented strategies listed above. This approach will focus on traditional fixed income strategies including investment in investment grade corporate

17

bonds, high yield corporate bonds, mortgage-backed and asset-backed securities, preferred stock and high dividend yielding equity securities.

High Yield Investment Strategies, where the Fund invests in high yield fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) of any portfolio duration. These strategies are designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. Accordingly, the Adviser will concentrate the Fund’s bond holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The dollar-weighted average maturity of the Fund’s portfolio of such high yield securities is expected to range from two to fifteen years.

Long-Short or Market-Neutral Equity Strategies, which are designed to exploit equity market inefficiencies and generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same sector or market. Under these strategies, the Adviser seeks to hold stocks “long” that the Adviser believes will perform better than comparable stocks, and sell stocks “short” that the Adviser believes will underperform comparable stocks, drawing on analyses of earnings, timing, pricing, or other factors. This type of investing may reduce market risk, but effective stock analysis and stock picking is essential to obtaining positive results.

Event Driven and Special Situation Strategies, which are designed to benefit from price movements caused by anticipated corporate events such as a merger, acquisition, spin-off, liquidation, reorganization or other special situation.

To implement some or all of these strategies, the Fund’s portfolio may include (but is not limited to): corporate bonds, mezzanine investments, collateralized bond obligations, collateralized debt obligations, collateralized loan obligations, swaps and other derivatives (including futures, options and credit default swaps), currency futures and options, bank loans, preferred stock, common stock, warrants, convertible bonds, asset-backed securities and, derivatives (including those involving net interest margins, “NIMs”), mortgage-backed securities, foreign securities (including Yankees and emerging markets securities), U.S. Treasuries and agency securities, cash and cash equivalents (such as money-market securities, commercial paper, certificates of deposit and bankers acceptances), private placements, defaulted debt securities and securities offered pursuant to Rule 144A under the Securities Act of 1933 and unrated securities. These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the average dollar-weighted credit quality of the Fund’s long-term debt investments will be rated Baa1 by Moody’s or BBB+ by S&P or BBB+ by Fitch, which are recognized as investment grade securities or, if unrated, of comparable quality in the opinion of the Adviser. The Fund may invest up to 25% of its assets in debt securities rated below investment grade, or if unrated, of comparable quality in the opinion of the Adviser, at the time of purchase. Below investment grade securities are sometimes called “junk bonds.”

Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 30% of the Fund’s assets. The Fund may also invest in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest a substantial portion of its assets in derivative instruments, such as futures and options. The Fund may borrow from banks and/or other financial institutions or through reverse repurchase agreements. The Fund also may seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or sell securities short each up to 33 1/3% of the value of its total assets.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include: market risk, interest rate risk, credit risk, issuer risk, liquidity risk, derivatives risk, currency risk, leveraging risk, short sales risk, and management risk. These risks are discussed below. Please also see “Further Information about Investment Objectives, Policies and Risks” for additional information about these and other risks.

Non-Diversification Risk.    The Fund is non-diversified and may invest a greater percentage of its assets in one or more particular issuers than a diversified fund. Because the Fund is a non-diversified mutual fund, the value of an investment in the Fund may vary more in response to developments or changes in the market value affecting particular securities than will an investment in a diversified mutual fund investing in a greater number of securities.

Market Risk.    Despite the Fund’s strategy to achieve positive investment returns regardless of general market conditions, the values of the Fund’s investments will change with market conditions, and so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

18

Issuer/Credit Risk.    The Adviser expects to invest in high yield securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions.

Interest Rate Risk.    The values of some or all of the Fund’s investments may change in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

Derivatives Risk.    Use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Leverage Risk.    Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk.    The Fund may invest up to 15% of its assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for any particular illiquid security at any particular time.

Foreign Securities Risk.    Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: currency risk; political uncertainty and instability; more government involvement in the economy; higher inflation rates; less government supervision and regulation of the securities markets; controls on foreign investment and limitations on repatriation of invested capital; greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets.

Currency Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Short Sales Risk.    Short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds.

Management Risk.    There can be no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.”

19

PERFORMANCE — STRATEGIC INCOME FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Merrill Lynch 3 Month U.S. Treasury Bill Index +2%. The Merrill Lynch 3 Month U.S. Treasury Bill Index is an unmanaged index not available for direct investment. The Fund intends to invest in a much broader range of securities than those included in the securities index; accordingly, the securities index should not be used as an indication of the risks of investing in the Fund. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The securities that comprise the Merrill Lynch 3 Month U.S. Treasury Bill Index may differ substantially from those in the Fund’s portfolio.

Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +2.03% for the quarter ended September 30, 2006 and the lowest quarterly return was -4.13% for the quarter ended December 31, 2007. The year to date total return as of June 30, 2008 was -10.79%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Since Inception*
Strategic Income Fund (Class I Shares)
Return Before Taxes	–3.11%	+2.46%
Return After Taxes on Distributions	–5.32%	+0.53%
Return After Taxes on Distributions and Sale of Fund Shares	–1.96%	+1.03%
Merrill Lynch 3 Month U.S. Treasury Bill Index +2% (reflects no deduction for expenses or taxes)	+7.11%	+5.81%

*	Inception Date: March 31, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

20

FEES AND EXPENSES — STRATEGIC INCOME FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, redemption, exchange or account fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, please see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES — CLASS I

(FEES PAID FROM FUND ASSETS)

Management Fees (1)	0.68%
Rule 12b-1 Expenses	None
Other Expenses	0.66%

Total Annual Fund Operating Expenses	1.34%

Fee Reduction and/or Expense Reimbursement (2)	0.00%

Net Expenses	1.34%

(1)	The management fee paid to the Adviser for providing services to the Fund consists of a basic fee at an annual rate of 1.20% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.70% (applied to the average net assets for the rolling 12-month performance period), resulting in a total minimum fee of 0.50% and a total maximum fee of 1.90%. The average monthly management fee for the period from April 1, 2007 through March 31, 2008 was 0.68% (annual rate).

(2)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay a portion of the Fund’s distribution expenses, to limit the Fund’s total annual operating expense to 2.10% by limiting “Other Expenses” to 0.20% of the Fund’s average daily net assets assuming the maximum management fee. For purposes of the expense limitation, “Other Expenses” does not include interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. This expense limitation agreement has a one-year term, renewable at the end of each fiscal year. Assuming the amount of other expenses and fee reduction and/or expense reimbursement shown above, net expenses would have been 1.16% assuming the minimum management fee, 1.86% assuming the basic fee and 2.56% assuming the maximum management fee.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$136	$425	$734	$1,613

21

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — ALPHATRAK 500 FUND — CLASS M SHARES

OBJECTIVE

The ALPHATRAK 500 FUND seeks to achieve a total return that exceeds the total return of the S&P 500 Index.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an enhanced S&P 500 Index fund that combines non-leveraged investments in S&P 500 Index futures with a fixed-income portfolio. The Adviser will actively manage the fixed-income portfolio in an effort to produce an investment return that, when combined with the Fund’s return on the S&P 500 Index futures, will exceed the total return of the S&P 500 Index. The Fund may also use S&P 500 swap contracts together or in lieu of the S&P index futures. Additional information about the risks of swap contracts can be found under “Further Information about Investment Objectives, Policies and Risks.”

Under normal market conditions, the Fund will invest in S&P 500 Index futures contracts with a contractual or “notional” value substantially equal to the Fund’s total assets. The Fund will need to make margin deposits with futures commission merchants (broker-dealers for futures contracts) with a total value equal to approximately 4-5% of the notional value of the futures contracts and invest the rest of its assets in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to three years. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from one to five years. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A Securities. These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 85% of its net assets in fixed income securities rated at least investment grade by at least one of the nationally recognized statistical rating organizations or debt securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 15% of the Fund’s net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest a portion of its assets in foreign securities (denominated in U.S. dollars or foreign currencies) including emerging market foreign securities.

The Fund is not designed for investors that are sensitive to taxable gains. This Fund will recognize most gains, if any, in each taxable year and is most suitable for tax-deferred or non-taxable investors such as IRAs and employee benefit plans.

The S&P 500 Index consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock’s weight in the S&P 500 Index proportionate to its market value. The Fund is neither sponsored by, nor affiliated with, Standard & Poor’s.

PRINCIPAL INVESTMENT RISKS

Market Risk.    Because the values of the Fund’s investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. The Adviser expects that this Fund will typically experience the same changes in value and risk of loss as the general stock market reflected in the S&P 500 Index.

The ability of the Fund to match or exceed the performance of the S&P 500 Index will depend on whether the performance of its fixed-income portfolio exceeds the costs of investing in S&P 500 Index futures contracts and the Fund’s other fees and expenses.

Liquidity Risk.    Although S&P 500 Index derivatives are used by many investors, which generally results in a liquid market for those instruments, from time to time liquidity may be limited. Limited liquidity could adversely affect the Fund and prevent it from closing an unfavorable position while remaining obligated to meet increasing margin requirements. The Fund could lose the entire amount invested in these futures. The Fund could also face potentially unlimited losses from other types of futures and derivatives.

Interest Rate Risk.    The values of the Fund’s fixed-income investments change in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The

22

longer the average duration of the Fund’s investment portfolio, the greater the change in value. The values of any of the Fund’s investments in debt securities may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Foreign Securities Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Derivatives Risk.    Use of derivatives, which is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.” Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

23

PERFORMANCE — ALPHATRAK 500 FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Standard & Poor’s 500 Index. The Standard & Poor’s 500 Index is an unmanaged index of the common stocks of 500 large U.S. companies. It is a market-value oriented unmanaged index (stock price times number of shares outstanding), with each stock’s weight in the S&P 500 Index proportionate to its market value. The Fund is neither sponsored by, nor affiliated with, Standard & Poor’s. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +16.67% for the quarter ended June 30, 2003 and the lowest quarterly return was -20.46% for the quarter ended September 30, 2002. The year to date total return as of June 30, 2008 was -17.58%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDING DECEMBER 31, 2007)

	One Year	Five Years	Since Inception*
AlphaTrak 500 Fund
Return Before Taxes	+1.56%	+13.28%	+4.62%
Return After Taxes on Distributions	–1.33%	+11.18%	+2.12%
Return After Taxes on Distributions and Sale of Fund Shares	+1.74%	+10.40%	+2.47%
S&P 500 Index (reflects no deduction for expenses or taxes)	+5.49%	+12.83%	+4.38%

*	Inception Date: June 29, 1998

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

24

FEES AND EXPENSES — ALPHATRAK 500 FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, redemption, exchange or account fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, please see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES

(FEES PAID FROM FUND ASSETS)

Management Fees (1)	0.01%
Rule 12b-1 Expenses (2)	None
Other Expenses	0.12%

Total Annual Fund Operating Expenses	0.13%

Fee Reduction and/or Expense Reimbursement (3)	0.00%

Net Expenses (3)	0.13%

(1)	The management fee paid to the Adviser for providing services to the Fund consists of a basic fee at an annual rate of 0.35% of the Fund’s average net assets and a positive or negative performance adjustment of up to an annual rate of 0.35% (applied to the average assets for the rolling 3-month performance period), resulting in a total minimum fee of 0% and a total maximum fee of 0.70%. The average monthly management fee for the year ended March 31, 2008 was 0.01% (annual rate).

(2)	The Fund has adopted a Rule 12b-1 plan but has not yet charged any fees under the plan.

(3)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay for the Fund’s distribution expenses and to limit the Fund’s total annual operating expenses to 0.90% and limit “Other Expenses” to 0.20% of the Fund’s average daily net assets, assuming the maximum management fee. “Other Expenses” does not include interest, taxes, Rule 12b-1 fees, brokerage commissions, short sale dividend expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. This expense limitation agreement has a one-year term, renewable at the end of each fiscal year. Assuming the amount of other expenses and fee reduction and/or expense reimbursement shown above, net expenses would have been 0.12% assuming the minimum management fee, 0.47% assuming the basic fee and 0.82% assuming the maximum management fee.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$13	$42	$73	$166

25

FURTHER INFORMATION ABOUT

INVESTMENT OBJECTIVES, POLICIES AND RISKS

GENERAL

The Fund descriptions set forth in the Risk/Return Summary section of this Prospectus are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one Fund. Each Fund’s investment objective is a fundamental policy, which cannot be changed without the approval of a majority of the Fund’s outstanding voting securities. There can be no assurance that any objective will be met. In addition, each Fund may use certain types of investments and investing techniques that are described in more detail in the Statement of Additional Information.

DURATION

The Funds each invest in a diversified portfolio of fixed-income securities of varying maturities with a different portfolio “duration.” Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of “term to maturity.” Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Traditionally, a fixed-income security’s “term to maturity” has been used to determine the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term to maturity” measures only the time until a fixed-income security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Duration is used in the management of the Funds as a tool to measure interest rate risk. For example, a Fund with a portfolio duration of 2 years would be expected to change in value 2% for every 1% move in interest rates. For a more detailed discussion of duration, see “Investment Objectives and Policies — Duration” in the Statement of Additional Information.

PORTFOLIO TURNOVER

Portfolio securities are sold whenever the Adviser believes it appropriate, regardless of how long the securities have been held. Each Fund’s investment program emphasizes active portfolio management with a sensitivity to short-term market trends and price changes in individual securities. Accordingly, the Funds expect to take frequent trading positions, resulting in portfolio turnover that may exceed those of most investment companies of comparable size. Portfolio turnover generally involves some expense to the Funds, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs. The Adviser does not view turnover as an important consideration in managing the Funds and does not strive to limit portfolio turnover. See “Financial Highlights” for past turnover rates.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES

In addition to the special risks presented for the ALPHATRAK 500 FUND, the HIGH YIELD BOND FUND and the STRATEGIC INCOME FUND, the Funds are subject primarily to interest rate risk, credit risk and prepayment risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in a bond’s price depends on several factors, including the bond’s maturity date. In general, bonds with longer maturities are more sensitive to changes in interest rates than bonds with shorter maturities. Credit risk is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Fund. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase.

GOVERNMENT SPONSORED ENTERPRISES

The Funds invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government-sponsored entities such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although these issues, and others like them, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury.

HIGH YIELD RISK

The Funds may invest a portion of their assets in non-investment grade debt securities, commonly referred to as “junk bonds.” The HIGH YIELD BOND FUND will invest at least 80% of its assets in such high yield securities. Low-rated and comparable unrated securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, low-rated and comparable unrated securities tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a

26

liquid secondary market may have an adverse effect on market price and a Fund’s ability to sell particular securities.

UNRATED SECURITIES

Each Fund may purchase unrated securities (which are not rated by a rating agency) if the Adviser determines that the security is of comparable quality to a rated security that a Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

RISKS OF USING CERTAIN DERIVATIVES

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail here and under “Derivative Instruments” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for directly investing in an underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds also may use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Generally, the Funds invest in futures, options and swaps, but may use other types of financial derivatives.

For example, participation in the options or futures markets, as well as the use of various swap instruments, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser’s predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (i) dependence on the Adviser’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with futures transactions and certain options. The Fund could lose the entire amount it invests in futures and other derivatives. The loss from investing in certain derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investments in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund or such lower amount specified for that Fund.

LIQUIDITY RISK

A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES RISK

Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgage-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of

27

prepayment on underlying mortgages increases the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

RISKS OF INVESTING IN EMERGING MARKET AND OTHER FOREIGN SECURITIES

Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations and other currency exchange rate fluctuations; (b) political uncertainty and instability; (c) more substantial government involvement in the economy; (d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards; (i) generally higher commission expenses; (j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies.

CURRENCY RISK

Funds that invest in foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in non-U.S. dollar-denominated securities may reduce the returns of the Funds.

RISKS OF FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and redemptions of a Fund’s shares may present certain risks for the Fund and its shareholders. These risks may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolios and increased brokerage and administrative costs. A Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders. Also, excessive purchases and sales or exchanges of a Fund’s shares may force a Fund to maintain a disadvantageously large cash position to accommodate short duration trading activity. Further, excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate frequent trading activity, and could result in increased brokerage, tax, administrative costs or other expenses. It is anticipated that the ULTRA SHORT BOND FUND and the LOW DURATION BOND FUND are less likely to be adversely affected under normal circumstances, and the other Funds more significantly affected, by frequent purchases and sales.

Certain of the Funds may invest in non-U.S. securities; accordingly, there is an additional risk of undetected frequent trading in Fund shares by investors who attempt to engage in time zone arbitrage. In addition, because certain of the Funds significantly invest in high yield bonds, and because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).

Investors seeking to engage in disruptive trading practices may deploy a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent disruptive trading, there is no guarantee that the Funds or their agents will be able to identify such investors or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading or short duration trading practices may also be limited by operational systems and technological limitations. In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries. These financial intermediaries include, but are not limited to entities such as broker-dealers, insurance company separate accounts, and retirement plan administrators. The Funds cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements. Omnibus accounts are common forms of holding Fund shares. Entities utilizing such omnibus account arrangements may not identify customers’ trading activity in shares of a Fund on an individual basis. Consequently, the Funds may not be able to detect frequent or excessive trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through a broker, dealer or other financial intermediary acting in an omnibus capacity. Also, there may exist multiple tiers of these entities, each utilizing an omnibus account arrangement that may further compound the difficulty to the Funds of detecting excessive or short duration trading activity in Fund shares. In seeking to prevent disruptive trading practices in the Funds, the Funds consider the information actually available to them at the time. While each of these financial intermediaries may have individual policies

28

concerning frequent or excessive trading, each intermediary has different policies. The Funds are not able to fully assess the effectiveness of financial intermediaries’ policies concerning frequent or excessive trading. If investing through intermediaries, investors should inquire at that intermediary what frequent purchase and redemption policies will be applied to their investments.

RISKS OF SHORT SALES

The Adviser may cause a Fund to sell a debt or equity security short (that is, without owning it) and to borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The ULTRA SHORT BOND FUND, LOW DURATION BOND FUND, INTERMEDIATE BOND FUND, TOTAL RETURN BOND FUND and ALPHATRAK 500 FUND will not make total short sales exceeding 25% of the value of the Fund’s assets. The HIGH YIELD BOND FUND and STRATEGIC INCOME FUND will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it will need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

Each Fund also may make short sales “against-the-box,” in which the Fund sells short securities it owns. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale,” requiring the Fund to recognize any taxable gain from the transaction.

RISKS OF EVENT DRIVEN INVESTING STRATEGIES

The Funds may employ event driven strategies. Event driven investing involves attempting to predict the outcome of a particular transaction as well as the best time at which to commit capital to such a transaction. The success or failure of this strategy usually depends on whether the Adviser accurately predicts the outcome and timing of the transaction event. Also, major market declines that could cause transactions to be re-priced or fail, may have a negative impact on the strategy.

RISKS OF BORROWING AND USE OF LEVERAGE

Each Fund may borrow money from banks and engage in reverse repurchase transactions for temporary or emergency purposes. The Fund may borrow from broker-dealers and other institutions to leverage a transaction, provided that the borrowing is fully collateralized. Total bank borrowings may not exceed 10% (one-third for the HIGH YIELD BOND FUND and the STRATEGIC INCOME FUND) of the value of the Fund’s assets. The Fund also may leverage its portfolio through margin borrowing and other techniques in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, leveraging may magnify changes in the net asset values of the Fund’s shares and in its portfolio yield. Although margin borrowing will be fully collateralized, the Fund’s assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

SWAP AGREEMENTS

Each Fund may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Risk inherent in the use of swaps of any kind include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) the possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

DEFENSIVE INVESTING

Each Fund may engage in defensive investing, which is a deliberate, temporary shift in portfolio strategy that may be undertaken when markets start behaving in volatile or unusual ways. The Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. When the Fund has invested defensively in low risk, low return securities, it may not achieve its investment objectives.

INVESTMENT POLICY

The Funds have adopted a policy to provide the Fund’s shareholders with at least 60 days’ prior notice of any change in the principal investment strategies of the Funds.

29

ORGANIZATION AND MANAGEMENT

THE ADVISER

Metropolitan West Asset Management, LLC, with principal offices at 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025, acts as the investment adviser to the Funds and generally administers the affairs of the Trust. The Adviser’s website is www.mwamllc.com. Subject to the direction and control of the Board of Trustees, the Adviser supervises and arranges the purchase and sale of securities and other assets held in the portfolios of the Funds. The Adviser is a registered investment adviser organized in 1996. The Adviser managed approximately $27 billion of fixed-income investments as of June 30, 2008 on behalf of institutional clients and the Funds. The Adviser is owned by its key executives.

PORTFOLIO MANAGERS

The portfolio managers who have primary responsibility for the day-to-day management of the Funds’ portfolios are listed below, together with their biographical information for the past five years. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Tad Rivelle has been the Chief Investment Officer and a Managing Director with the Adviser since August 1996. Mr. Rivelle manages the LOW DURATION BOND FUND, the INTERMEDIATE BOND FUND, the TOTAL RETURN BOND FUND, the ULTRA SHORT BOND FUND, the STRATEGIC INCOME FUND and the ALPHATRAK 500 FUND.

Stephen Kane, CFA has been a portfolio manager with the Adviser since August 1996. Mr. Kane manages the ULTRA SHORT BOND FUND, the LOW DURATION BOND FUND, the INTERMEDIATE BOND FUND, the TOTAL RETURN BOND FUND, the HIGH YIELD BOND FUND, the STRATEGIC INCOME FUND and the ALPHATRAK 500 FUND.

Laird R. Landmann has been a Managing Director and portfolio manager with the Adviser since August 1996. Mr. Landmann manages the LOW DURATION BOND FUND, the INTERMEDIATE BOND FUND, the TOTAL RETURN BOND FUND, the HIGH YIELD BOND FUND, the ULTRA SHORT BOND FUND and the STRATEGIC INCOME FUND.

Mitch Flack has been a portfolio manager and mortgage specialist with the Adviser since March 2001. Mr. Flack manages the ULTRA SHORT BOND FUND.

Jamie Farnham has been with the Adviser since November 2002. From July 1998 to July 2000, Mr. Farnham was an Investment Associate at Primus Venture Partners. Mr. Farnham manages the HIGH YIELD BOND FUND.

Gino Nucci, CFA has been with the Adviser since January 2004. From June 2003 to September 2003, Mr. Nucci was an Associate at Pacific Life Insurance Company. From April 1999 to March 2000, Mr. Nucci was an Investment Banking Associate at Volpe Brown Whelan & Co. Mr. Nucci manages the HIGH YIELD BOND FUND.

MANAGEMENT FEES AND OTHER EXPENSES

Management Fees.    Each Fund pays the Adviser a monthly fee for providing investment advisory services. The following fees are amounts paid to the Adviser for the fiscal year ended March 31, 2008 that include certain expense limitations and contractual waivers: 0.25% for the ULTRA SHORT BOND FUND, 0.30% for the LOW DURATION BOND FUND, 0.35% for the INTERMEDIATE BOND FUND, 0.35% for the TOTAL RETURN BOND FUND, 0.50% for the HIGH YIELD BOND FUND, 0.68% for the STRATEGIC INCOME FUND and 0.01% for the ALPHATRAK 500 FUND.

Under the Investment Management Agreement relating to all share classes of the STRATEGIC INCOME FUND, the Trust pays the Adviser a basic management fee, computed daily and payable monthly, at an annual rate of 1.20% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by a performance component of up to 0.70% of the Fund’s average daily net assets for the relevant 12-month performance period), depending on whether and to what extent the investment performance of the Fund, for that performance period, exceeds or is exceeded by the investment record of the Merrill Lynch 3 Month U.S. Treasury Bill Index plus a margin.

The margin over that Index is 0.10% when the investment performance of the Fund is calculated assuming the maximum possible management fee of an annual rate of 1.90%. Alternatively, the margin also can be described as 2.00% if the investment performance of the Fund is calculated after operating expenses but before any management fee.

The Fund uses a rolling 12-month performance period. The performance adjustment, which is applied to the Fund’s average daily net assets for the performance period, equals 35% of the difference between the Fund’s investment performance and the investment record of the Merrill Lynch 3 Month U.S. Treasury Bill Index plus a margin of 0.10% when the Fund’s performance is calculated assuming the maximum possible management fee of an annual rate of 1.90% rather than the actual fee accrued. The margin can also be described alternatively as explained above. Thus, an annual performance difference of 2.00% or more between the Fund and the Index plus the margin would result in an annual maximum performance adjustment of 0.70%. This formula requires that the Fund’s performance exceed the investment record of the

30

Index plus the margin before any performance adjustment is earned. If the Fund’s performance is below the performance of the Index plus the margin, a negative performance adjustment would apply, and reduce the Adviser’s fee.

Here are examples of how the adjustment would work (using annual rates for the STRATEGIC INCOME FUND):

Fund Performance (assuming max 1.90% fee)	Index Plus 0.10% Margin	Basic Fee	Performance Adjustment	Total Fee Rate
6.00%	4.10%	1.20%	0.67%	1.87%
5.00%	4.10%	1.20%	0.32%	1.52%
4.00%	4.10%	1.20%	–0.04%	1.16%
3.00%	4.10%	1.20%	–0.39%	0.81%
2.00%	4.10%	1.20%	–0.74%	0.47%

The Fund’s investment performance is calculated based on its net asset value per share after expenses but assuming the maximum possible management fee. For purposes of calculating the Fund’s investment performance, any dividends or capital gains distributions paid by the Fund are treated as if those distributions were reinvested in Fund shares. The investment record for the Index is based on the change in value of the Index and earnings from underlying securities.

Because the adjustment to the basic fee is based on the comparative performance of the Fund and the record of the Index, the controlling factor (regarding the performance adjustment) is not whether the Fund’s performance is up or down, but whether it is up or down more or less than the investment record of the Index plus the margin. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period.

Under the Investment Management Agreement relating to the ALPHATRAK 500 FUND, the Trust pays the Adviser a basic management fee, computed daily and payable monthly, at an annual rate of 0.35% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by a performance component of up to 0.35% of the Fund’s average daily net assets for the relevant 3-month performance period), depending on whether and to what extent, the investment performance of the Fund, for that performance period, exceeds or is exceeded by, the investment record of the S&P 500 Stock Price Index plus a margin.

The margin over that Index is 0.30% when the investment performance of the Fund is calculated assuming the maximum possible management fee of an annual rate of 0.70%. Alternatively, the margin also can be described as 1.00% if the investment performance of the Fund is calculated after operating expenses but before any management fee.

The Fund uses a rolling 3-month performance period. The performance adjustment, which is applied to the Fund’s average daily net assets for the performance period, equals 35% of the difference between the Fund’s investment performance and the investment record of the S&P 500 Stock Price Index plus a margin of 0.30% when the Fund’s performance is calculated assuming the maximum possible management fee of an annual rate of 0.70% rather than the actual fee accrued. The margin can also be described alternatively as explained above. Thus, an annual performance difference of 1.00% or more between the Fund and the Index plus the margin would result in an annual maximum performance adjustment of 0.35%. This formula requires that the Fund’s performance exceed the investment record of the Index plus the margin before any performance adjustment is earned. If the Fund’s performance is below the performance of the Index plus the margin, a negative performance adjustment would apply, and would reduce the Adviser’s fee.

Here are examples of how the adjustment would work (using annual rates for the ALPHATRAK 500 FUND):

Fund Performance (assuming max 0.70% fee)	Index Plus 0.30% Margin	Basic Fee	Performance Adjustment	Total Fee Rate
7.00%	5.30%	0.35%	0.35%	0.70%
6.00%	5.30%	0.35%	0.25%	0.60%
5.00%	5.30%	0.35%	–0.11%	0.24%
4.00%	5.30%	0.35%	–0.35%	0.00%
3.00%	5.30%	0.35%	–0.35%	0.00%

The Fund’s investment performance is calculated based on its net asset value per share after expenses but assuming the maximum possible management fee. For purposes of calculating the Fund’s investment performance, any dividends or capital gains distributions paid by the Fund are treated as if those distributions were reinvested in Fund shares. The investment record for the Index is based on the change in value of the Index and earnings from underlying securities.

Because the adjustment to the basic fee is based on the comparative performance of the Fund and the record of the Index, the controlling factor (regarding the performance adjustment) is not whether the Fund’s performance is up or down, but whether it is up or down more or less than the investment record of the Index plus the margin. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period.

The management fee and any performance adjustment for the STRATEGIC INCOME FUND and the ALPHATRAK 500 FUND are accrued daily and the entire management fee normally is paid monthly. Shareholders should note that it is possible for high past performance to result in a daily management fee accrual or monthly management fee payment by the Fund that is higher than lower current performance would otherwise produce.

31

The Investment Management Agreement permits the Adviser to recoup fees it did not charge and Fund expenses it paid provided that those amounts are recouped within three years of being reduced or paid. The Adviser may not request or receive reimbursement for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the current year and may not recoup amounts that would make a Fund’s total expenses exceed the applicable limit.

Rule 12b-1 Fee.    The ALPHATRAK 500 FUND has a Share Marketing Plan or “12b-1 Plan” under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by the ALPHATRAK 500 FUND under the plan may not exceed 0.25% of its average net assets annually (all of which may be for service fees). The Adviser has contractually agreed, through March 31, 2009, to pay the distribution expenses of the ALPHATRAK 500 FUND out of its own resources.

Compensation of Other Parties.    The Adviser may, at its own expense and out of its own legitimate profits or other resources, pay additional compensation to third parties such as (but not limited to) broker-dealers, investment advisers, retirement plan administrators, or other financial intermediaries that have entered into a distribution, service or other types of arrangement with the Adviser, the distributor or the Funds (“Authorized Firms”). These are payments over and above other types of shareholder servicing and distribution payments described elsewhere in this Prospectus.

Payments may relate to selling and/or servicing activities, such as: access to an intermediary's customers or network; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesale activity; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities. Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer certain Funds as part of a special preferred-list or other preferred treatment program.

The Adviser does not direct the Funds’ portfolio securities transactions, or otherwise compensate broker-dealers in connection with any Fund's portfolio transactions, in consideration of sales of Fund shares.

The Adviser also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. The Adviser may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated persons to recommend or sell shares of the Funds to their client investors.

Authorized Firms and consultants that receive these various types of payments may have a conflict of interest in recommending or selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

The Adviser also manages individual investment advisory accounts. The Adviser reduces the fees charged to individual advisory accounts by the amount of the investment advisory fee charged to that portion of the client’s assets invested in any Fund.

THE TRANSFER AGENT AND ADMINISTRATOR

PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) serves as transfer agent and administrator to the Trust and also provides accounting services pursuant to a Services Agreement. The business address of PNC Global Investment Servicing is 760 Moore Road, King of Prussia, Pennsylvania 19406-1212.

THE DISTRIBUTOR

PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406-1212, serves as principal underwriter to the Trust pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each Fund.

OTHER SHARE CLASSES

The ULTRA SHORT BOND FUND, LOW DURATION BOND FUND, INTERMEDIATE BOND FUND, TOTAL RETURN BOND FUND, HIGH YIELD BOND FUND and STRATEGIC INCOME FUND also offer Class M shares. Class M shares have different expenses which will result in different performance than Class I shares. Shares of both classes of each Fund otherwise have identical rights and vote together except for matters affecting only a specific class. The ALPHATRAK 500 FUND’S shares are designated as Class M Shares.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds’ policies regarding disclosure of portfolio holdings can be found in the Statement of Additional Information.

32

HOW TO PURCHASE SHARES

REGULAR PURCHASES

The minimum initial investment in each Fund, other than the AlphaTrak 500 Fund, is $3,000,000 ($50,000 for additional investments). The AlphaTrak 500 Fund is only offered in Class M shares and has a minimum initial investment of $5,000. For a retirement account, the AlphaTrak 500 Fund has an initial minimum investment of $1,000. The AlphaTrak 500 Fund has no minimum for subsequent investments. The Trust and the Transfer Agent reserve the right to reject any order and to waive the minimum investment requirements for investments through certain fund networks or other financial intermediaries and for employees and affiliates of the Adviser or Trust. In such cases, the minimums associated with the policies and programs of the fund network or other financial intermediary will apply. (In certain cases, the fund network or other financial intermediary also may waive its minimum investment requirements; the Adviser occasionally may be involved in the fund network or other financial intermediary’s decision to waive its minimum investment requirements, but does not control that decision.) This means that investors through various financial intermediaries may face different (or even substantially reduced) investment minimums than those affecting your investment. The Funds reserve the right to redeem accounts inadvertently opened with less than the minimum initial investment. The Funds at their sole discretion may impose an annual $25 account servicing fee for below minimum accounts; certain below minimum accounts may not be charged that servicing fee. You may invest in any Fund by wiring the amount to be invested to Metropolitan West Funds.

Wire to: PNC Bank

ABA No. 031000053 for PNC Global Investment Servicing

Account No. 86-0690-5863

Credit: (Name of Fund and Share Class)

FBO: (Shareholder name and account number)

Your bank may impose a fee for investments by wire. The Fund or the Transfer Agent will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Wires received after the close of the New York Stock Exchange will be considered received by the next business day.

To ensure proper credit, before wiring any funds you must call (800) 241-4671 to notify us of the wire and to get an account number assigned if the wire is an initial investment. Also, if the wire represents an initial investment, you must mail an application form, by regular mail, to the Transfer Agent. When sending applications, checks, or other communications to the Transfer Agent via regular mail, send to:

Metropolitan West Funds

c/o PNC Global Investment Servicing

P.O. Box 9793

Providence, RI 02940

If you are sending applications, checks or other communications to the Transfer Agent via express delivery, registered or certified mail, send to:

Metropolitan West Funds

c/o PNC Global Investment Servicing

101 Sabin Street

Pawtucket, RI 02860-1427

Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of a Fund will be purchased by the Transfer Agent or an authorized sub-agent for your account at the net asset value next determined after receipt of your wire or check. If a check is not honored by your bank, you will be liable for any loss sustained by the Fund, as well as a $20 service charge imposed by the Transfer Agent. Forms for additional contributions by check or change of address are provided on account statements.

The Trust will only accept a check when the Trust is the primary payee. Third party checks will not be accepted for payment. The Trust may also accept orders from selected brokers, dealers and other qualified institutions, with payment made to the Fund at a later time. The Adviser is responsible for insuring that such payment is made on a timely basis. You may be charged a fee if you buy or sell Fund shares through a broker or agent.

The Trust does not consider the U.S. Postal Service or other independent delivery service to be its agent. Therefore, deposit in the mail or other service does not constitute receipt by the Transfer Agent.

The Trust may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The Trust generally does not permit non-US residents to purchase shares of the Funds. The Trust may, at its sole discretion, make exceptions to this policy on a case-by-case basis.

33

BY PAYMENT IN KIND

In certain situations, Fund shares may be purchased by tendering payment in kind in the form of securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser. Prior to making such a purchase, you should call the Adviser to determine if the securities you wish to use to make a purchase are appropriate. The Funds reserve the right to reject the offer of any payment in kind.

BY AUTOMATIC INVESTMENT PLAN

Once an account has been opened, you can make additional purchases of Class M shares of the AlphaTrak 500 Fund through an Automatic Investment Plan. This Plan provides a convenient method to have monies deducted directly from your bank account for investment into the AlphaTrak 500 Fund. You can make automatic monthly, quarterly or annual purchases of $100 or more into the AlphaTrak 500 Fund designated on the enclosed Account Application. The Fund may alter, modify or terminate this Plan at any time. To begin participating in this Plan, please complete the automatic investment plan section found on the Account Application or contact the Funds at (800) 241-4671.

PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER

You may buy and sell shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds’ Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ prospectus.

Current and prospective investors purchasing shares of a Fund through a broker-dealer should be aware that a transaction charge may be imposed by broker-dealers that make the Fund’s shares available, and there will not be such a transaction charge if shares of the Fund are purchased directly from the Fund.

IDENTITY VERIFICATION PROCEDURES NOTICE

The USA PATRIOT Act and federal regulations require financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of all investors opening new accounts. When completing the New Account Application, to assist the Funds in verifying your identity you will be required to supply the Funds with certain information for all persons owning or permitted to act on an account. This information includes date of birth, taxpayer identification number and street address. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

NET ASSET VALUE AND FAIR VALUE PRICING

The net asset value per share of each Fund is determined on each day that the New York Stock Exchange is open for trading, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time). The net asset value per share is the value of the Fund’s assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of a Fund’s portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees. Short-term investments maturing in less than 60 days are valued at amortized cost which the Board has determined to equal fair value. Securities and other assets for which reliable market quotations are not readily available will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Trustees. The Adviser may determine the fair value for securities that are thinly traded, illiquid, or where the Adviser believes that the prices provided by a pricing service are not accurate or are not available. Fair value pricing is intended to be used as necessary in order to accurately value the Funds’ portfolio securities and their respective net asset values. The Statement of Additional Information further describes the most common techniques used by the Funds to fair value their securities.

The daily net asset value may not reflect the closing market price for all futures contracts held by the Funds because the markets for certain futures will close shortly after the time net asset value is calculated. See “Net Asset Value” in the Statement of Additional Information for further information.

34

HOW TO REDEEM SHARES

REGULAR REDEMPTIONS

You may redeem shares at any time by delivering instructions by regular mail to the Transfer Agent or selected brokers, dealers and other qualified institutions. If you would like to send a package via overnight mail services, send to Metropolitan West Funds, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860-1427.

The redemption request should identify the Fund and the account number, specify the number of shares or dollar amount to be redeemed and be signed by all registered owners exactly as the account is registered. Your request will not be accepted unless it contains all required documents. The shares will be redeemed at the net asset value next determined after receipt of the request by the Transfer Agent or other agent of the Funds. A redemption of shares is a sale of shares and you may realize a taxable gain or loss.

If the proceeds of any redemption (a) exceed $50,000, (b) are paid to a person other than the owner of record, or (c) are sent to an address or bank account other than shown on the Transfer Agents’ records, the signature(s) on the redemption request must be a medallion signature guarantee. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).

Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. If you have any questions, please contact the Funds in advance by calling (800) 241-4671.

Redemptions will be processed only on a day during which the New York Stock Exchange is open for business. If you purchase shares by check or money order and later decide to sell them, your proceeds from that redemption will be withheld until the Funds are sure that your check has cleared. This could take up to 15 calendar days after your purchase order.

EXCHANGES OF SHARES

You are permitted to exchange your Class I shares in a Fund for Class I shares of other Funds in the Trust, provided that those shares may legally be sold in the state of your residence and you have selected the appropriate box on the Account Application. There is a $50,000 minimum to exchange your Class I shares into a Fund you currently own and a $3,000,000 minimum to invest into Class I shares of a new Fund. For the AlphaTrak 500 Fund, you must currently own shares which have a current value of at least $1,000 to exchange your shares into other Class M shares of other Funds in the Trust. An exchange of shares is treated for Federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. Shares exchanged for shares of another Fund will be priced at their respective net asset values.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Administrators, trustees or sponsors of retirement plans may also impose redemption fees on such exchanges.

The Funds also reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The Fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges the Adviser determines are likely to have a negative effect on the Funds.

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan provides for automatic redemptions of at least $100,000 on a monthly, quarterly, semi-annual or annual basis via Automatic Clearing House (ACH). For the AlphaTrak 500 Fund, you must own or are purchasing shares with a current value of at least $10,000. The Systematic Withdrawal Plan for the AlphaTrak 500 Fund provides for automatic redemptions of at least $100 on a monthly, quarterly, semi-annual or annual basis via ACH. This electronic transfer could take three to five business days to settle. You may establish this plan by completing the appropriate section of the Account Application or by calling the Funds at (800) 241-4671. Notice of all changes concerning the plan must be received by PNC Global Investment Servicing at least two weeks prior to the next scheduled payment. Further information regarding this plan and its requirements can be obtained by contacting the Funds at (800) 241-4671.

TELEPHONE TRANSACTIONS

You may redeem shares by telephone and have the proceeds wired to the bank account as stated on the Transfer Agent’s records. You may also exchange shares by telephone. In order

35

to redeem or exchange shares by telephone, you must select the appropriate box on the Account Application. In order to arrange for telephone redemptions or exchanges or change payment instructions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Trust. The request must be signed by each shareholder of the account with the signature guarantees as described above. Once this feature has been requested, shares may be redeemed or exchanged by calling PNC Global Investment Servicing at (800) 241-4671 and giving the account name, account number, and amount of the redemption or exchange. Joint accounts require only one shareholder to call. If redemption proceeds are to be mailed or wired to the shareholder’s bank account, the bank involved must be a commercial bank located within the United States.

If you redeem your shares by telephone and request wire payment, payment of the redemption proceeds will normally be made in Federal funds on the next business day. The redemption order must be received by the Transfer Agent before the relevant Fund’s net asset value is calculated for the day. There may be a charge of up to $10 for all wire redemptions. IF YOU EFFECT TRANSACTIONS VIA WIRE TRANSFER YOU MAY BE REQUIRED TO PAY FEES, INCLUDING THE WIRE FEE AND OTHER FEES, THAT WILL BE DEDUCTED DIRECTLY FROM REDEMPTION PROCEEDS.

The Funds reserve the right to reject any telephone redemption or exchange request and the redemption or exchange privilege may be modified or terminated at any time on 30-days’ notice to shareholders. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, if you are electing to redeem or exchange by telephone, you will be required to provide your account number or other identifying information. All such telephone transactions will be digitally recorded and you will receive a confirmation in writing. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions. In periods of severe market or economic conditions, the telephone redemption or exchange of shares may be difficult to implement and you should redeem shares by writing to the Transfer Agent at the address listed above. If for any other reason you are unable to redeem or exchange by telephone, you should redeem or exchange shares by writing to the Transfer Agent at the address listed above.

PAYMENTS

After the Transfer Agent has received the redemption request and all proper documents, payment for shares tendered will generally be made within three business days. Payment may be delayed or made partly in-kind with marketable securities under unusual circumstances, as specified in the 1940 Act.

REDEMPTIONS OF ACCOUNTS BELOW MINIMUM AMOUNT

The Funds may redeem all of your shares at net asset value (calculated on the preceding business day) if the balance of your account falls below $3,000,000 for Class I shares of the Funds ($500 for Class M shares of the AlphaTrak 500 Fund), as a result of a transfer or redemption (and not market fluctuations). The Funds will notify you in writing and you will have 60-days to increase your account balance before your shares are redeemed.

FREQUENT TRADING POLICIES AND PROCEDURES

The Funds’ Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Board has adopted a redemption fee on short-term trading in certain Funds, and may determine to add such a fee for other Funds. See “Redemption Fee.” The Funds are not intended for market timing, short-term or excessive trading. However, some shareholders may choose certain Funds (namely the ULTRA SHORT BOND FUND and the LOW DURATION BOND FUND) as cash management vehicles, which may result in shorter term holdings than other Funds. To the extent that the Funds identify such trading, they or their agents will monitor such trading to ensure that it does not adversely impact the Funds’ shareholders.

The Funds or their agents may reject any purchase order (including exchange transactions) by any investor or group of investors at any time for any reason, including, purchase orders that may be attributable to market timing or are otherwise believed to be excessive or potentially disruptive to a Fund. Orders placed by investors in violation of the Funds’ frequent trading policies or by investors that a Fund believes are engaging in market timing may be revoked or cancelled by the Fund. Shareholders who have not engaged in excessive trading may also be prevented from exchanging or purchasing shares of the Funds if the Funds or their agents believe that the shareholder, or the intermediary or other representative associated with that shareholder’s account has otherwise been involved in excessive trading on behalf of other accounts or investors. It may not always be possible to detect or prevent excessive trading, particularly when it is conducted through intermediaries with omnibus shareholder accounts. The Funds do not have any arrangements with any person permitting

36

excessive purchases and redemptions of Fund shares. Any waivers to the Funds’ frequent trading policies can only be granted by the Funds’ Chairman or the Adviser’s Chief Executive Officer, and must be reported to the Funds’ Board.

REDEMPTION FEE

The HIGH YIELD BOND FUND will charge a 1.00% redemption fee when shares of the Fund are redeemed (either by selling or by exchanging into another Fund) within 6 months of purchase. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged and will be withheld from the redemption proceeds and paid directly to the Fund. The redemption fee is designed to facilitate portfolio management and offset transaction costs associated with short-term trading of Fund shares.

For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first. (This system is also known as the “first in, first out” (“FIFO”) method.) The redemption fee will not be applied to the redemption of shares held in certain omnibus accounts and retirement plans (intermediaries) that cannot currently implement the redemption fee. The Fund reserve the right to impose redemption fees on shares held through these intermediaries at any time if warranted by the Fund’s future cost of processing redemptions.

The fee does not apply to shares purchased through reinvested dividends or capital gains. The Fund also may waive the redemption fee under certain circumstances upon written request. Such circumstances include but are not limited to:

i.	premature distributions from retirement accounts due to the disability or health of the shareholder;

ii.	minimum required distributions from retirement accounts;

iii.	return of excess contributions in retirement accounts;

iv.	redemptions resulting in the settlement of an estate due to the death of the shareholder;

v.	redemptions resulting from rebalancing in certain asset allocation plans which were not initiated by the shareholder;

vi.	certain defined contribution plans with sufficient short term trading policies (as determined in the Funds’ sole discretion).

In addition, the HIGH YIELD BOND FUND reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the HIGH YIELD BOND FUND’S redemption fee, the HIGH YIELD BOND FUND will notify you at least 60 days prior to the effective date of the change.

REPORTS TO SHAREHOLDERS

Each Fund’s fiscal year ends on March 31. Each Fund will issue to its shareholders semi-annual and annual reports. In addition, you will receive monthly statements of the status of your accounts reflecting all transactions having taken place within that month. In order to reduce duplicate mailings and printing costs, the Trust will provide one annual or semi-annual report and annual prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the Internal Revenue Service (IRS).

WITHHOLDINGS; REPORTING

The Funds may be required to withhold Federal income tax from proceeds of redemptions, if you are subject to backup withholding. Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld. The Funds also may be required to report redemptions to the IRS.

37

DIVIDENDS AND TAX STATUS

The Funds (except the ALPHATRAK 500 FUND) expect to declare dividends daily and pay them monthly to shareholders. The ALPHATRAK 500 FUND expects to declare and pay dividends to shareholders quarterly. Dividends normally begin to accrue on the next business day after payment for shares.

Distributions from net realized short-term gains, if any, and distributions from any net capital gains realized through October 31st of each year and not previously paid out will be paid out after that date. Each Fund may also pay supplemental distributions after the end of the Fund’s fiscal year. Dividends and distributions are paid in full and fractional shares of each Fund based on the net asset value per share at the close of business on the ex-dividend date, unless you request, in writing to the Trust, payment in cash. The Trust will notify you after the close of its fiscal year of both the dollar amount and the tax status of that year’s distributions.

All dividends from net investment income (other than qualified dividend income) together with distributions of short-term capital gains will be taxable as ordinary income even though they may be paid to you in additional shares. Any net capital gains (“capital gains distributions”) distributed are taxable as the relevant type of capital gains regardless of the length of time you have owned your shares. For taxable years beginning on or before December 31, 2008, distributions of investment income designated as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long term capital gain, provided certain requirements are met. Long term capital gains rates for individuals have been temporarily lowered to 15% or less. Dividends, interest and gains received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes.

Distributions will be taxable in the year in which they are received, except for certain distributions received in January, which will be taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund’s distributions, including the portions, if any, that qualify for the dividends-received deduction. These distributions may be are capital gain distributions and/or a return of capital.

Additional information about taxes is set forth in the Statement of Additional Information. The foregoing discussion has been prepared by the management of the Funds, and is not intended to be a complete description of all tax implications of an investment in a Fund. You should consult your own advisors concerning the application of Federal, state and local tax laws to your particular situations.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Internal Revenue Code.

38

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with the financial statements of each Fund, are included in the annual report, which is available upon request.

	Ultra Short Bond Fund — Class I*
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Period Ended March 31, 2005
Net Asset Value, Beginning of Period	$5.12	$5.09	$5.11	$5.15

Income from Investment Operations:
Net investment income	0.27 #	0.25 #	0.21 #	0.12 #
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	(0.48)	0.03	(0.02)	(0.04)

Total from Investment Operations	(0.21)	0.28	0.19	0.08

Less Distributions:
From net investment income	(0.27)	(0.25)	(0.21)	(0.12)
From net capital gains	-	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total Distributions	(0.27)	(0.25)	(0.21)	(0.12)

Net Asset Value, End of Period	$4.64	$5.12	$5.09	$5.11

Total Return	(4.32)%	5.69%	3.79%	1.52%[2]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$120,380	$125,128	$66,493	$49,851
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.38%	0.40%	0.41%	0.49%[3]
After expense waivers and reimbursements	0.34%	0.34%	0.34%	0.34%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	5.40%	4.94%	4.10%	3.43%[3,4]
Portfolio Turnover Rate	30%	81%	20%	25%[2]

*	The Ultra Short Bond Fund Class I Shares commenced operations on July 31, 2004.

[1]	Distributions were less than $0.005.

[2]	Non-annualized

[3]	Annualized

[4]

Prior year’s data updated due to the reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The ratio of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.29%. The ratio of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.44%.

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

39

	Low Duration Bond Fund — Class I
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004
Net Asset Value, Beginning of Year	$9.49	$9.32	$9.39	$9.55	$9.36

Income from Investment Operations:
Net investment income	0.50 #	0.47 #	0.40 #	0.37 #	0.43 #
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	(0.66)	0.16	(0.07)	(0.17)	0.21

Total from Investment Operations	(0.16)	0.63	0.33	0.20	0.64

Less Distributions:
From net investment income	(0.51)	(0.46)	(0.40)	(0.36)	(0.45)

Total Distributions	(0.51)	(0.46)	(0.40)	(0.36)	(0.45)

Net Asset Value, End of Year	$8.82	$9.49	$9.32	$9.39	$9.55

Total Return	(1.82)%	6.94%	3.57%	2.22%	7.01%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$595,595	$711,598	$485,442	$320,192	$222,808
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.40%	0.41%	0.41%	0.43%	0.45%
After expense waivers and reimbursements	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	5.39%	4. 96%	4.23%	3.93%	4.58%
Portfolio Turnover Rate	95%	80%	96%	108%	94%

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

40

	Intermediate Bond Fund — Class I
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004
Net Asset Value, Beginning of Year	$10.14	$9.99	$10.27	$10.71	$10.49

Income from Investment Operations:
Net investment income	0.50 #	0.51 #	0.49 #	0.51 #	0.56 #
Net realized and unrealized gain/(loss) on investments, swap contracts and written options	0.06	0.14	(0.25)	(0.31)	0.54

Total from Investment Operations	0.56	0.65	0.24	0.20	1.10

Less Distributions:
From net investment income	(0.53)	(0.50)	(0.49)	(0.51)	(0.59)
From net capital gains	-	-	(0.03)	(0.13)	(0.29)

Total Distributions	(0.53)	(0. 50)	(0.52)	(0.64)	(0.88)

Net Asset Value, End of Year	$10.17	$10.14	$9.99	$10.27	$10.71

Total Return	5.70%	6.70%	2.39%	1.95%	10.86%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$138,668	$94,791	$56,353	$45,821	$39,727
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.55%	0.61%	0.70%	0.77%	0.79%
After expense waivers and reimbursements	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.97%	5.03%	4.77%	4.86%	5.23%
Portfolio Turnover Rate	94%	76%	113%	183%	165%

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

41

	Total Return Bond Fund — Class I
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004
Net Asset Value, Beginning of Year	$9.79	$9.46	$9.71	$10.06	$9.27

Income from Investment Operations:
Net investment income	0.50 #	0.50 #	0.55 #	0.61 #	0.57 #
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.04	0.33	(0.24)	(0.36)	0.83

Total from Investment Operations	0.54	0.83	0.31	0.25	1.40

Less Distributions:
From net investment income	(0.51)	(0.50)	(0.56)	(0.60)	(0.61)

Total Distributions	(0. 51)	(0.50)	(0.56)	(0.60)	(0. 61)

Net Asset Value, End of Year	$9.82	$9.79	$9.46	$9.71	$10.06

Total Return	5.65%	9.03%	3.25%	2.64%	15.51%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$2,227,359	$1,293,926	$965,577	$839,828	$899,263
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.44%	0.45%	0.46%	0.46%	0.46%
After expense waivers and reimbursements	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	5.11%	5.25%	5.71%	6.24%	5.83%
Portfolio Turnover Rate	124%	101%	174%	180%	165%

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

42

	High Yield Bond Fund — Class I
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004
Net Asset Value, Beginning of Year	$10.97	$10.90	$11.43	$12.51	$11.38

Income from Investment Operations:
Net investment income	0.88 #	0.90 #	0.84 #	1.02 #	0.98 #
Net realized and unrealized (loss)/gain on investments, futures contracts, swap contracts, written options and securities sold short	(1.16)	0.06	(0.21)	(0.06)	1.49

Total from Investment Operations	(0.28)	0.96	0.63	0.96	2.47

Less Distributions:
From net investment income	(0.91)	(0.89)	(0.84)	(1.01)	(0.95)
From net capital gains	-	-	(0.32)	(1.04)	(0.39)
From return of capital	(0.07)	-	-	-	-

Total Distributions	(0.98)	(0.89)	(1.16)	(2.05)	(1.34)

Redemption fees added to paid in capital	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.00 [1]

Net Asset Value, End of Year	$9.71	$10.97	$10.90	$11.43	$12.51

Total Return	(2.88)%	9.18%	5.86%	8.12%	22.35%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$63,589	$50,776	$32,058	$29,735	$19,129
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.73%	0.81%	0.85%	0.90%	0.84%
After expense waivers and reimbursements	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	8.40%	8.31%	7.49%	8.44%[2]	7.87%[2]
Portfolio Turnover Rate	120%	97%	111%	167%	268%

[1]	Amount is less than $0.01.

[2]

Prior year’s data updated due to the reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The ratios of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2004 and the fiscal year ended March 31, 2005 were 7.57% and 8.08%, respectively. The ratios of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2004 and the fiscal year ended March 31, 2005 were 7.86% and 8.43%, respectively.

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

43

	Strategic Income Fund — Class I*
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005
Net Asset Value, Beginning of Year	$11.08	$11.07	$11.22	$11.27

Income from Investment Operations:
Net investment income	0.85 #	0.60 #	0.59 #	0.45	#,[1]
Net realized and unrealized (loss) on investments, futures contracts, swap contracts, written options and securities sold short	(2.23)	0.02	(0.12)	(0.02)

Total from Investment Operations	(1.38)	0.62	0.47	0.43

Less Distributions:
From net investment income	(0.85)	(0.61)	(0.60)	(0.37)
From net capital gains	-	-	(0.02)	(0.11)

Total Distributions	(0.85)	(0.61)	(0.62)	(0.48)

Net Asset Value, End of Year	$8.85	$11.08	$11.07	$11.22

Total Return	(13.22)%	5.73%	4.30%	4.07%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$271,639	$369,484	$121,108	$92,667
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	1.34%	1.63%	1.62%	1.98%
After expense waivers and reimbursements	1.34%	1.63%	1.62%	1.96%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	8.13%	5.44%	5.27%	3.88%[1]
Portfolio Turnover Rate	74%	27%	44%	114%

*	The Strategic Income Fund Class I shares commenced operations on March 31, 2004.

[1]

Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The net investment income per share amount prior to this reclassification for the fiscal year ended March 31, 2005 was $0.42. The ratio of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.71%. The ratio of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.73%.

[2]

The Fund incurred interest expense for the fiscal years ended March 31, 2008 and March 31, 2007. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal years ended March 31, 2008 and March 31, 2007 would have been 0.78% and 1.47%, respectively.

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

44

	AlphaTrak 500 Fund — Class M Shares
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005		Year Ended March 31, 2004
Net Asset Value, Beginning of Year	$8.56	$8.14	$7.61	$7.33		$5.49

Income from Investment Operations:
Net investment income	0.48 #	0.42 #	0.36 #	0. 25	#,[1]	0.22 #
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	(1.56)	0.61	0.56	0.27		1.85

Total from Investment Operations	(1.08)	1.03	0.92	0.52		2.07

Less Distributions:
From net investment income	(0.45)	(0.61)	(0.39)	(0.24)		(0.23)
From net capital gains	(0.23)	-	-	-		-
From return of capital	(0.09)	-	-	-		-

Total Distributions	(0.77)	(0.61)	(0.39)	(0.24)		(0.23)

Net Asset Value, End of Year	$6.71	$8.56	$8.14	$7.61		$7.33

Total Return	(14.03)%	12.85%	12.33%	7.15%		38.16%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$157,644	$183,696	$156,418	$133,325		$107,551
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.13%	0.73%	0.36%	0.52%		0.88%
After expense waivers and reimbursements	0.13%	0.73%	0.36%	0.52%		0.88%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	5.74%	5.01%	4.54%	3.41%[1]		3.25%
Portfolio Turnover Rate	89%	106%	64%	72%		67%

[1]

Prior year’s data updated due to reclassification of swap income/(expense) from net investment income to realized and unrealized gain/(loss). The net investment income per share amounts prior to this reclassification for the fiscal year ended March 31, 2005 was $0.24. The ratio of net investment income to average net assets before expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.23%. The ratio of net investment income to average net assets after expense waivers and reimbursements prior to this reclassification for the fiscal year ended March 31, 2005 was 3.23%.

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

45

The following notice does not constitute part of and is not incorporated into the Prospectus.

PRIVACY POLICY

The Funds collect nonpublic information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you may give us orally;

•	Information about your transactions with us or others;

•	Information you submit to us in correspondence, including emails; and

•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

We do not disclose any nonpublic personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We shall limit access to your personal account information to those agents of the Fund who need to know that information to provide products and services to you. We also may disclose that information to nonaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain safeguards to guard your nonpublic personal information.

If, at any time in the future, it is necessary to disclose any of your personal information in a way that is inconsistent with this policy, we will give you advance notice of the proposed change so that you will have the opportunity to opt out of such disclosure.

46

For more information about Metropolitan West Funds the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS

The Funds’ annual and semiannual reports to shareholders contain detailed information about the Funds’ investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

The reports and the SAI are available, free of charge, on our web site at http://www.mwamllc.com/www/mfunds/. Also, you can request free copies of the reports and the SAI, or request other information and discuss your questions about the Funds, by contacting us at:

METROPOLITAN WEST FUNDS

11766 WILSHIRE BOULEVARD, SUITE 1580

LOS ANGELES, CALIFORNIA 90025

(800) 241-4671

You can also review the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. In addition, you can get text-only copies:

•	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

•	Free from the EDGAR Database on the SEC’s Website at http://www.sec.gov.

Investment Company Act File No. 811- 07989

Adviser:	Custodian:
Metropolitan West Asset Management, LLC	The Bank of New York
11766 Wilshire Boulevard, Suite 1580	One Wall Street
Los Angeles, California 90025	New York, New York 10286
(310) 966-8900
www.mwamllc.com

Transfer Agent:	Independent Registered Public Accounting Firm:
PNC Global Investment Servicing (U.S.) Inc.	Deloitte & Touche LLP
760 Moore Road	695 Town Center Drive
King of Prussia, Pennsylvania 19406-1212	Suite 1200
(800) 241-4671	Costa Mesa, CA 92626

Distributor:	Legal Counsel:
PFPC Distributors, Inc.	Paul, Hastings, Janofsky & Walker LLP
760 Moore Road	55 Second Street, 24th Floor
King of Prussia, Pennsylvania 19406-1212	San Francisco, California 94105

Metropolitan West Funds

LOW DURATION BOND FUND — ADMINISTRATIVE CLASS SHARES

TOTAL RETURN BOND FUND —  ADMINISTRATIVE CLASS SHARES

PROSPECTUS

July 31, 2008

This prospectus contains essential information

for anyone considering an investment in these Funds.

Please read this document carefully and retain it

for future reference.

The Securities and Exchange Commission

has not approved or disapproved these securities

or passed upon the adequacy or accuracy of this Prospectus.

It is a criminal offense to state or suggest otherwise.

Metropolitan West Asset Management, LLC

Investment Adviser

For any additional information or questions regarding

information contained herein, please call (800) 241-4671

www.mwamllc.com

This prospectus describes only the Administrative Class shares of the Low Duration Bond Fund and Total Return Bond Fund. Metropolitan West Funds also offers Class M and Class I shares of these Funds with different fees and expenses in a separate prospectus.

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — LOW DURATION BOND FUND

OBJECTIVE

The LOW DURATION BOND FUND seeks to maximize current income, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to three years. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from one to five years. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A Securities. These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 70% of its net assets in highly rated securities. These are debt securities rated at least A by Moody’s, S&P or Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality to highly rated securities as determined by the Adviser in the case of unrated securities. Up to 30% of the Fund’s net assets may be invested in securities rated below highly rated securities by all three of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser. Of that amount, not more than 10% of the Fund’s net assets may be invested in securities rated below investment grade (meaning at least BBB) provided they are rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or short sell up to 25% of the value of its total assets.

PRINCIPAL INVESTMENT RISKS

Market Risk.    Because the values of the Fund’s investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. The Adviser expects that this Fund will typically display lower changes in value, return and risk of loss than a longer-duration fixed-income fund.

Interest Rate Risk.    The values of the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value.

Credit Risk.    The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Foreign Securities Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.” Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Please see “Risks of Using Certain Derivatives.”

1

PERFORMANCE — LOW DURATION BOND FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Administrative Class shares do not have a full calendar year of performance information to report. The bar chart and performance table show performance information for Class M shares of the Fund, another class of shares not offered in this Prospectus. The bar chart shows changes in the calendar year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Merrill Lynch 1-3 Year U.S. Treasury Index, an unmanaged index of all U.S. Treasury securities with maturities of 1 to 3 years. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The securities that comprise the Merrill Lynch 1-3 year U.S. Treasury Index may differ substantially from those in the Fund’s portfolio.

The chart assumes reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +3.08% for the quarter ended March 31, 2001 and the lowest quarterly return was -2.43% for the quarter ended June 30, 2002. The year to date total return as of June 30, 2008 was -4.04%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Five Years	Ten Years	Since Inception*
Low Duration Bond Fund (Class M Shares) (1)
Return Before Taxes	+2.48%	+4.10%	+4.77%	+5.08%
Return After Taxes on Distributions (2)	+0.66%	+2.49%	+2.57%	+2.83%
Return After Taxes on Distributions and Sale of Fund Shares (2)	+1.61%	+2.56%	+2.71%	+2.94%
Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for expenses or taxes)	+7.32%	+3.12%	+4.75%	+4.97%

*	Inception Date: March 31, 1997

(1)	Administrative Class shares does not yet have a full calendar year of performance information to report. Each share class is invested in the same portfolio of securities. Therefore, annual total returns for the Administrative Class shares would differ from those of Class M shares to the extent that the classes will have different expenses. Returns for the Administrative Class shares would be expected to be lower than the returns for the Class M shares to the extent that the Administrative Class shares have higher expenses than the Class M shares.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2

FEES AND EXPENSES — LOW DURATION BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, redemption, or exchange fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES — ADMINISTRATIVE CLASS*

(FEES PAID FROM FUND ASSETS)

Management Fees	0.30%
Rule 12b-1 Expenses (1)	0.19%
Other Expenses (2)(3)	0.30%

Total Annual Fund Operating Expenses	0.79%

Fee Reduction and/or Expense Reimbursement (4)	0.01%

Net Expenses	0.78%

*	The Administrative Class shares are a new class of shares of the Fund, so the operating expenses shown for this class are based on anticipated fees and expenses for the fiscal year ending March 31, 2009.

(1)	The Fund’s 12b-1 Plan allows for payments of up to 0.25% of the Fund’s average daily net assets, but the Adviser has undertaken to limit the 12b-1 Plan expenses to 0.19% of the Fund’s average daily net assets for the current fiscal year.

(2)	The Fund has adopted a Shareholder Servicing Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to Administrative Class shares may be used to pay shareholder servicing fees, but the Adviser has undertaken to limit these expenses to 0.20% of the Fund’s average daily net assets attributable to Administrative Class shares for the current fiscal year.

(3)	“Other Expenses” for the Fund are based on estimates for the current fiscal year; actual expenses may vary.

(4)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay a portion of the Fund’s distribution expenses to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.78% of average daily net assets. This contract has a one-year term, renewable at the end of each fiscal year.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$80	$251

3

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — TOTAL RETURN BOND FUND

OBJECTIVE

The TOTAL RETURN BOND FUND seeks to maximize long-term total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of two to eight years. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from two to fifteen years. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A Securities. These investments may have interest rates that are fixed, variable or floating.

The Adviser will concentrate the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued.

Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade securities. These are debt securities rated at least Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or short sell up to 25% of the value of its total assets.

PRINCIPAL INVESTMENT RISKS

Market Risk.    Because the values of the Fund’s investments will change with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. This Fund has the potential for greater return and loss than a shorter duration fund.

Interest Rate Risk.    The values of the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value.

Credit Risk.    The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Foreign Securities Risk.    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Other Risks.    The value of the Fund’s investments in mortgage-related and asset-backed securities and swaps are subject to additional risks related to pre-payment, creditworthiness and other factors. Please see “Mortgage-Backed and Other Asset-Backed Securities Risk.” Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Please see “Risks of Using Certain Derivatives.”

4

PERFORMANCE — TOTAL RETURN BOND FUND

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Administrative Class shares do not have a full calendar year of performance information to report. Therefore, the bar chart and performance table show performance information for Class M shares of the Fund, another class of shares not offered in this Prospectus. The bar chart shows changes in the calendar year-by-year returns of the Fund. The performance table compares the average annual returns of the Fund over time to the Lehman Brothers Aggregate Bond Index, which is an unmanaged index generally representative of a broad range of fixed income securities. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees, or other expenses. The securities that comprise the Lehman Brothers Aggregate Bond Index may differ substantially from those in the Fund’s portfolio.

The chart assumes reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not guarantee future results. Current performance may be higher or lower.

During the period covered by this bar chart, the Fund’s highest quarterly return was +6.49% for the quarter ended June 30, 2003 and the lowest quarterly return was -2.82% for the quarter ended June 30, 2002. The year to date total return as of June 30, 2008 was
-0.89%. Total returns reflect fee waivers in effect. Without fee waivers, returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2007)

	One Year	Five Years	Ten Years	Since Inception*
Total Return Bond Fund (Class M Shares) (1)
Return Before Taxes	+6.24%	+7.01%	+6.46%	+7.11%
Return After Taxes on Distributions (2)	+4.43%	+4.92%	+3.74%	+4.32%
Return After Taxes on Distributions and Sale of Fund Shares (2)	+4.02%	+4.77%	+3.82%	+4.34%
Lehman Brothers Aggregate Bond Index (reflects no deduction for expenses or taxes)	+6.97%	+4.42%	+5.97%	+6.51%

*	Inception Date: March 31, 1997

(1)	Administrative Class shares have not commenced operations does not yet have a full calendar year of performance information to report. Each share class is invested in the same portfolio of securities. Therefore, annual total returns for the Administrative Class shares would differ from those of Class M shares only to the extent that the classes will have different expenses. Returns for the Administrative Class shares would be expected to be lower than the returns for the Class M shares to the extent that the Administrative Class shares have higher expenses than the Class M shares.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

5

FEES AND EXPENSES — TOTAL RETURN BOND FUND

As an investor in the Fund, you will pay the following expenses. The Fund generally has no sales, redemption, or exchange fees. Some institutions may charge you a fee for shares you buy through them, and the Fund may impose fees on the below minimum sized accounts. For additional information, please see “How to Purchase Shares” and “How to Redeem Shares.” Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES — ADMINISTRATIVE CLASS*

(FEES PAID FROM FUND ASSETS)

Management Fees	0.35%
Rule 12b-1 Expenses (1)	0.21%
Other Expenses (2)(3)	0.30%

Total Annual Fund Operating Expenses	0.86%

Fee Reduction and/or Expense Reimbursement (4)	0.01%

Net Expenses	0.85%

*	The Administrative Class shares are a new class of shares of the Fund, so the operating expenses shown for this class are based on anticipated fees and expenses for the fiscal year ending March 31, 2009.

(1)	The Fund’s 12b-1 Plan allows for payments of up to 0.25% of the Fund’s average daily net assets but the Adviser has undertaken to limit the 12b-1 Plan expenses to 0.21% of the Fund’s average daily net assets for the current fiscal year.

(2)	The Fund has adopted a Shareholder Servicing Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to Administrative Class shares may be used to pay shareholder servicing fees, but the Adviser has undertaken to limit these expenses to 0.20% of the Fund’s average daily net assets attributable to Administrative Class shares for the current fiscal year.

(3)	“Other Expenses” for the Fund are based on estimates for the current fiscal year; actual expenses may vary.

(4)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to pay a portion of the Fund’s distribution expenses to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.85% of average daily net assets. This contract has a one-year term, renewable at the end of each fiscal year.

Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5% annual return

•	redemption at the end of each period

•	no changes in the Fund’s operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$87	$273

6

FURTHER INFORMATION ABOUT

INVESTMENT OBJECTIVES, POLICIES AND RISKS

GENERAL

The Fund descriptions set forth in the Risk/Return Summary section of this Prospectus are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one Fund. Each Fund’s investment objective is a fundamental policy, which cannot be changed without the approval of a majority of the Fund’s outstanding voting securities. There can be no assurance that any objective will be met. In addition, each Fund may use certain types of investments and investing techniques that are described in more detail in the Statement of Additional Information.

DURATION

The Funds each invest in a diversified portfolio of fixed-income securities of varying maturities with a different portfolio “duration.” Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of “term to maturity.” Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Traditionally, a fixed-income security’s “term to maturity” has been used to determine the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term to maturity” measures only the time until a fixed-income security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Duration is used in the management of the Funds as a tool to measure interest rate risk. For example, a Fund with a portfolio duration of 2 years would be expected to change in value 2% for every 1% move in interest rates. For a more detailed discussion of duration, see “Investment Objectives and Policies — Duration” in the Statement of Additional Information.

PORTFOLIO TURNOVER

Portfolio securities are sold whenever the Adviser believes it appropriate, regardless of how long the securities have been held. Each Fund’s investment program emphasizes active portfolio management with a sensitivity to short-term market trends and price changes in individual securities. Accordingly, the Funds expect to take frequent trading positions, resulting in portfolio turnover that may exceed those of most investment companies of comparable size. Portfolio turnover generally involves some expense to the Funds, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs. The Adviser does not view turnover as an important consideration in managing the Funds and does not strive to limit portfolio turnover. See “Financial Highlights” for past turnover rates.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES

The Funds are subject primarily to interest rate risk, credit risk and prepayment risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in a bond’s price depends on several factors, including the bond’s maturity date. In general, bonds with longer maturities are more sensitive to changes in interest rates than bonds with shorter maturities. Credit risk is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Fund. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase.

GOVERNMENT SPONSORED ENTERPRISES

The Funds invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government-sponsored entities such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although these issues, and others like them, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury.

HIGH YIELD RISK

The Funds may invest a portion of their assets in non-investment grade debt securities, commonly referred to as “junk bonds.” Low-rated and comparable unrated securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, low-rated and comparable unrated securities tend to be less marketable than higher-quality debt securities because the market for

7

them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and a Fund’s ability to sell particular securities.

UNRATED SECURITIES

Each Fund may purchase unrated securities (which are not rated by a rating agency) if the Adviser determines that the security is of comparable quality to a rated security that a Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

RISKS OF USING CERTAIN DERIVATIVES

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail here and under “Derivative Instruments” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for directly investing in an underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds also may use derivatives for leverage, in which case their use would involve leveraging risk. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If a Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Generally, the Funds invest in futures, options and swaps, but may use other types of financial derivatives.

For example, participation in the options or futures markets, as well as the use of various swap instruments, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser’s predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (i) dependence on the Adviser’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with futures transactions and certain options. The Fund could lose the entire amount it invests in futures and other derivatives. The loss from investing in certain derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investments in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund or such lower amount specified for that Fund.

LIQUIDITY RISK

A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES RISK

Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgage-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect

8

the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

RISKS OF INVESTING IN EMERGING MARKET AND OTHER FOREIGN SECURITIES

Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations and other currency exchange rate fluctuations; (b) political uncertainty and instability; (c) more substantial government involvement in the economy; (d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards; (i) generally higher commission expenses; (j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies.

CURRENCY RISK

Funds that invest in foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in non-U.S. dollar-denominated securities may reduce the returns of the Funds.

RISKS OF FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and redemptions of a Fund’s shares may present certain risks for the Fund and its shareholders. These risks may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolios and increased brokerage and administrative costs. A Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders. Also, excessive purchases and sales or exchanges of a Fund’s shares may force a Fund to maintain a disadvantageously large cash position to accommodate short duration trading activity. Further, excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate frequent trading activity, and could result in increased brokerage, tax, administrative costs or other expenses. It is anticipated that the LOW DURATION BOND FUND is less likely to be adversely affected under normal circumstances, and the other Funds more significantly affected, by frequent purchases and sales.

Certain of the Funds may invest in non-U.S. securities; accordingly, there is an additional risk of undetected frequent trading in Fund shares by investors who attempt to engage in time zone arbitrage. In addition, because certain of the Funds significantly invest in high yield bonds, and because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).

Investors seeking to engage in disruptive trading practices may deploy a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent disruptive trading, there is no guarantee that the Funds or their agents will be able to identify such investors or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading or short duration trading practices may also be limited by operational systems and technological limitations. In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries. These financial intermediaries include, but are not limited to entities such as broker-dealers, insurance company separate accounts, and retirement plan administrators. The Funds cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements. Omnibus accounts are common forms of holding Fund shares. Entities utilizing such omnibus account arrangements may not identify customers’ trading activity in shares of a Fund on an individual basis. Consequently, the Funds may not be able to detect frequent or excessive trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through a broker, dealer or other financial intermediary acting in an omnibus capacity. Also, there may exist multiple tiers of these entities, each utilizing an omnibus account arrangement that may further compound the difficulty to the Funds of detecting excessive or short duration trading

9

activity in Fund shares. In seeking to prevent disruptive trading practices in the Funds, the Funds consider the information actually available to them at the time. While each of these financial intermediaries may have individual policies concerning frequent or excessive trading, each intermediary has different policies. The Funds are not able to fully assess the effectiveness of its financial intermediaries’ policies concerning frequent or excessive trading. If investing through intermediaries, investors should inquire at that intermediary what frequent purchase and redemption policies will be applied to their investments.

RISKS OF SHORT SALES

The Adviser may cause a Fund to sell a debt or equity security short (that is, without owning it) and to borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The LOW DURATION BOND FUND and TOTAL RETURN BOND FUND will not make total short sales exceeding 25% of the value of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it will need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

Each Fund also may make short sales “against-the-box,” in which the Fund sells short securities it owns. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale,” requiring the Fund to recognize any taxable gain from the transaction.

RISKS OF EVENT DRIVEN INVESTING STRATEGIES

The Funds may employ event driven strategies. Event driven investing involves attempting to predict the outcome of a particular transaction as well as the best time at which to commit capital to such a transaction. The success or failure of this strategy usually depends on whether the Adviser accurately predicts the outcome and timing of the transaction event. Also, major market declines that could cause transactions to be re-priced or fail, may have a negative impact on the strategy.

RISKS OF BORROWING AND USE OF LEVERAGE

Each Fund may borrow money from banks and engage in reverse repurchase transactions for temporary or emergency purposes. The Fund may borrow from broker-dealers and other institutions to leverage a transaction, provided that the borrowing is fully collateralized. Total bank borrowings may not exceed 10% of the value of the Fund’s assets. The Fund also may leverage its portfolio through margin borrowing and other techniques in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, leveraging may magnify changes in the net asset values of the Fund’s shares and in its portfolio yield. Although margin borrowing will be fully collateralized, the Fund’s assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

SWAP AGREEMENTS

Each Fund may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Risks inherent in the use of swaps of any kind include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

DEFENSIVE INVESTING

Each Fund may engage in defensive investing, which is a deliberate, temporary shift in portfolio strategy that may be undertaken when markets start behaving in volatile or unusual ways. The Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. When the Fund has invested defensively in low risk, low return securities, it may not achieve its investment objectives.

INVESTMENT POLICY

The Funds have adopted a policy to provide the Fund’s shareholders with at least 60 days’ prior notice of any change in the principal investment strategies of the Funds.

10

ORGANIZATION AND MANAGEMENT

THE ADVISER

Metropolitan West Asset Management, LLC, with principal offices at 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025, acts as the investment adviser to the Funds and generally administers the affairs of the Trust. The Adviser’s website is www.mwamllc.com. Subject to the direction and control of the Board of Trustees, the Adviser supervises and arranges the purchase and sale of securities and other assets held in the portfolios of the Funds. The Adviser is a registered investment adviser organized in 1996. The Adviser managed approximately $27 billion of fixed-income investments as of June 30, 2008 on behalf of institutional clients and the Funds. The Adviser is owned by its key executives.

PORTFOLIO MANAGERS

The portfolio managers who have primary responsibility for the day-to-day management of the Funds’ portfolios are listed below, together with their biographical information for the past five years. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Tad Rivelle has been the Chief Investment Officer and a Managing Director with the Adviser since August 1996. Mr. Rivelle manages the LOW DURATION BOND FUND and the TOTAL RETURN BOND FUND.

Stephen Kane, CFA has been a portfolio manager with the Adviser since August 1996. Mr. Kane manages the LOW DURATION BOND FUND and the TOTAL RETURN BOND FUND.

Laird R. Landmann has been a Managing Director and portfolio manager with the Adviser since August 1996. Mr. Landmann manages the LOW DURATION BOND FUND and the TOTAL RETURN BOND FUND.

MANAGEMENT FEES AND OTHER EXPENSES

Management Fees.    Each Fund pays the Adviser a monthly fee for providing investment advisory services. The following fees are amounts paid to the Adviser for the fiscal year ended March 31, 2008 that include certain expense limitations and contractual fee waivers: 0.30% for the LOW DURATION BOND FUND and 0.35% for the TOTAL RETURN BOND FUND.

The Investment Management Agreement permits the Adviser to recoup fees it did not charge and Fund expenses it paid, provided that those amounts are recouped within three years of being reduced or paid. The Adviser may not request or receive reimbursement for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the current year and may not recoup amounts that would make a Fund’s total expenses exceed the applicable limit.

Rule 12b-1 Fee.    The Funds have a Share Marketing Plan or “12b-1 Plan” under which they may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by a Fund under the plan may not exceed 0.25% of its average net assets annually (all of which may be for service fees). Currently, the Board of Trustees of the Funds is waiving a portion of these fees for the TOTAL RETURN BOND FUND and the LOW DURATION BOND FUND.

Shareholder Servicing Plan.    The Funds’ Board of Trustees has adopted a Shareholder Servicing Plan that allows each Fund discussed in this Prospectus to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Fund shareholders who invest in the Administrative Class shares of a Fund through the intermediary. The fee is payable under the Plan at an annual rate not to exceed 0.25% of the particular Fund's average daily net assets attributable to the Administrative Share class but the Adviser has undertaken to limit these expenses for the current fiscal year to 0.20% of the Fund’s average daily net assets invested through the intermediary. Because these fees are paid out of the Fund's assets by holders of the Administrative Class shares, over time these fees will increase the cost of those shareholders' investment.

Compensation of Other Parties.    The Adviser may, at its own expense and out of its own legitimate profits or other resources, pay additional compensation to third parties such as (but not limited to) broker-dealers, investment advisers, retirement plan administrators, or other financial intermediaries that have entered into a distribution, service or other types of arrangement with the Adviser, the distributor or the Funds (“Authorized Firms”). These are payments over and above other types of shareholder servicing and distribution payments described elsewhere in this Prospectus.

Payments may relate to selling and/or servicing activities, such as: access to an intermediary's customers or network; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesale activity; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities.

11

Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer certain Funds as part of a special preferred-list or other preferred treatment program.

The Adviser does not direct the Funds’ portfolio securities transactions, or otherwise compensate broker-dealers in connection with any Fund's portfolio transactions, in consideration of sales of Fund shares.

The Adviser also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. The Adviser may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated persons to recommend or sell shares of the Funds to their client investors.

Authorized Firms and consultants that receive these various types of payments may have a conflict of interest in recommending or selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

The Adviser also manages individual investment advisory accounts. The Adviser reduces the fees charged to individual advisory accounts by the amount of the investment advisory fee charged to that portion of the client’s assets invested in any Fund.

THE TRANSFER AGENT AND ADMINISTRATOR

PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) serves as transfer agent and administrator to the Trust and also provides accounting services pursuant to a Services Agreement. The business address of PNC Global Investment Servicing is 760 Moore Road, King of Prussia, Pennsylvania 19406-1212.

THE DISTRIBUTOR

PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406, serves as principal underwriter to the Trust pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each Fund.

OTHER SHARE CLASSES

The LOW DURATION BOND FUND and TOTAL RETURN BOND FUND also offer Class I and Class M shares. Class I and Class M shares have different expenses which will result in different performance than Administrative Class shares. Shares of all three classes of each Fund otherwise have identical rights and vote together except for matters affecting only a specific class.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds’ policies regarding disclosure of portfolio holdings can be found in the Statement of Additional Information.

12

HOW TO PURCHASE SHARES

REGULAR PURCHASES

The minimum initial investment in each Fund is $2,500. For retirement plan investments the initial minimum is $1,000. There are no minimums for subsequent investments. The Trust and the Transfer Agent reserve the right to reject any order and to waive the minimum investment requirements for investments through certain fund networks or other financial intermediaries and for employees and affiliates of the Adviser or the Trust. In such cases, the minimums associated with the policies and programs of the fund network or other financial intermediary will apply. (In certain cases, the fund network or other financial intermediary also may waive its minimum investment requirements; the Adviser occasionally may be involved in the fund network or other financial intermediary’s decision to waive its minimum investment requirements, but does not control that decision.) This means that investors through various financial intermediaries may face different (or even substantially reduced) investment minimums than those affecting your investment. The Funds reserve the right to redeem accounts inadvertently opened with less than the minimum initial investment. The Funds at their sole discretion may impose an annual $25 account servicing fee for below minimum accounts; certain below minimum accounts may not be charged that servicing fee. You may invest in any Fund by wiring the amount to be invested to Metropolitan West Funds.

Wire to: PNC Bank

ABA No. 031000053 for PNC Global Investment Servicing

Account No. 86-0690-5863

Credit: (Name of Fund and share class)

FBO: (Shareholder name and account number)

Your bank may impose a fee for investments by wire. The Fund or the Transfer Agent will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Wires received after the close of the New York Stock Exchange will be considered received by the next business day.

To ensure proper credit, before wiring any funds you must call (800) 241-4671 to notify us of the wire and to get an account number assigned if the wire is an initial investment. Also, if the wire represents an initial investment, you must mail an application form, by regular mail, to the Transfer Agent. When sending applications, checks, or other communications to the Transfer Agent via regular mail, send to:

Metropolitan West Funds

c/o PNC Global Investment Servicing

P.O. Box 9793

Providence, RI 02940

If you are sending applications, checks or other communications to the Transfer Agent via express delivery, registered or certified mail, send to:

Metropolitan West Funds

c/o PNC Global Investment Servicing

101 Sabin Street

Pawtucket, RI 02860-1427

Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of a Fund will be purchased by the Transfer Agent or an authorized sub-agent for your account at the net asset value next determined after receipt of your wire or check. If a check is not honored by your bank, you will be liable for any loss sustained by the Fund, as well as a $20 service charge imposed by the Transfer Agent. Forms for additional contributions by check or change of address are provided on account statements.

The Trust will only accept a check when the Trust is the primary payee. Third party checks will not be accepted for payment. The Trust may also accept orders from selected brokers, dealers and other qualified institutions, with payment made to the Fund at a later time. The Adviser is responsible for insuring that such payment is made on a timely basis. You may be charged a fee if you buy or sell Fund shares through a broker or agent.

The Trust does not consider the U.S. Postal Service or other independent delivery service to be its agent. Therefore, deposit in the mail or other service does not constitute receipt by the Transfer Agent.

The Trust may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The Trust generally does not permit non-US residents to purchase shares of the Funds. The Trust may, at its sole discretion, make exceptions to this policy on a case-by-case basis.

BY PAYMENT IN KIND

In certain situations, Fund shares may be purchased by tendering payment in kind in the form of securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser. Prior to making such a purchase, you should call the Adviser to determine if the securities you wish to use to make a purchase are appropriate. The Funds reserve the right to reject the offer of any payment in kind.

13

BY AUTOMATIC INVESTMENT PLAN

Once an account has been opened, you can make additional purchases of shares of the Funds through an Automatic Investment Plan. This Plan provides a convenient method to have monies deducted directly from your bank account for investment into the Funds. You can make automatic monthly, quarterly or annual purchases of $100 or more into the Fund or Funds designated on the enclosed Account Application. The Funds may alter, modify or terminate this Plan at any time. To begin participating in this Plan, please complete the automatic investment plan section found on the Account Application or contact the Funds at (800) 241-4671.

PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER

You may buy and sell shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds’ Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ prospectus.

Current and prospective investors purchasing shares of a Fund through a broker-dealer should be aware that a transaction charge may be imposed by broker-dealers that make the Fund’s shares available, and there will not be such a transaction charge if shares of the Fund are purchased directly from the Fund.

IDENTITY VERIFICATION PROCEDURES NOTICE

The USA PATRIOT Act and federal regulations require financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of all investors opening new accounts. When completing the New Account Application, to assist the Funds in verifying your identity, you will be required to supply the Funds with certain information for all persons owning or permitted to act on an account. This information includes date of birth, taxpayer identification number and street address. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

NET ASSET VALUE AND FAIR VALUE PRICING

The net asset value per share of each Fund is determined on each day that the New York Stock Exchange is open for trading, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time). The net asset value per share is the value of the Fund’s assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of a Fund’s portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees. Short-term investments maturing in less than 60 days are valued at amortized cost which the Board has determined to equal fair value. Securities and other assets for which reliable market quotations are not readily available will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Trustees. The Adviser may determine the fair value for securities that are thinly traded, illiquid, or where the Adviser believes that the prices provided by a pricing service are not accurate or are not available. Fair value pricing is intended to be used as necessary in order to accurately value the Funds’ portfolio securities and their respective net asset values. The Statement of Additional Information further describes the most common techniques used by the Funds to fair value their securities.

The daily net asset value may not reflect the closing market price for all futures contracts held by the Funds because the markets for certain futures will close shortly after the time net asset value is calculated. See “Net Asset Value” in the Statement of Additional Information for further information.

14

HOW TO REDEEM SHARES

REGULAR REDEMPTIONS

You may redeem shares at any time by delivering instructions by regular mail to the Transfer Agent or selected brokers, dealers and other qualified institutions. If you would like to send a package via overnight mail services, send to Metropolitan West Funds, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860-1427.

The redemption request should identify the Fund and the account number, specify the number of shares or dollar amount to be redeemed and be signed by all registered owners exactly as the account is registered. Your request will not be accepted unless it contains all required documents. The shares will be redeemed at the net asset value next determined after receipt of the request by the Transfer Agent or other agent of the Funds. A redemption of shares is a sale of shares and you may realize a taxable gain or loss.

If the proceeds of any redemption (a) exceed $50,000, (b) are paid to a person other than the owner of record, or (c) are sent to an address or bank account other than shown on the Transfer Agent’s records, the signature(s) on the redemption request must be a medallion signature guarantee. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).

Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. If you have any questions, please contact the Funds in advance by calling (800) 241-4671.

Redemptions will be processed only on a day during which the New York Stock Exchange is open for business. If you purchase shares by check or money order and later decide to sell them, your proceeds from that redemption will be withheld until the Funds are sure that your check has cleared. This could take up to 15 calendar days after your purchase order.

EXCHANGES OF SHARES

You are permitted to exchange your Administrative Class shares in a Fund for Administrative Class shares of other Funds in the Trust, provided that those shares may legally be sold in the state of your residence and you have selected the appropriate box on the Account Application. Shares subject to an exchange must have a current value of at least $1,000. An exchange of shares is treated for Federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. Shares exchanged for shares of another Fund will be priced at their respective net asset values.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Administrators, trustees or sponsors of retirement plans may also impose redemption fees on such exchanges.

The Funds also reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The Fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges the Adviser determines are likely to have a negative effect on the Funds.

SYSTEMATIC WITHDRAWAL PLAN

If you own or are purchasing shares of the Funds having a current value of at least $10,000, you may participate in a Systematic Withdrawal Plan. The Systematic Withdrawal Plan provides for automatic redemptions of at least $100 on a monthly, quarterly, semi-annual or annual basis via Automatic Clearing House (ACH). This electronic transfer could take three to five business days to settle. You may establish this Plan by completing the appropriate section on the Account Application or by calling the Funds at (800) 241-4671. Notice of all changes concerning this Plan must be received by PNC Global Investment Servicing at least two weeks prior to the next scheduled payment. Further information regarding this Plan and its requirements can be obtained by contacting the Funds at (800) 241-4671.

TELEPHONE TRANSACTIONS

You may redeem shares by telephone and have the proceeds wired to the bank account as stated on the Transfer Agent’s records. You may also exchange shares by telephone. In order to redeem or exchange shares by telephone, you must select the appropriate box on the Account Application. In order to arrange for telephone redemptions or exchanges or change payment instructions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the

15

Trust. The request must be signed by each shareholder of the account with the signature guarantees as described above. Once this feature has been requested, shares may be redeemed or exchanged by calling PNC Global Investment Servicing at (800) 241-4671 and giving the account name, account number, and amount of the redemption or exchange. Joint accounts require only one shareholder to call. If redemption proceeds are to be mailed or wired to the shareholder’s bank account, the bank involved must be a commercial bank located within the United States.

If you redeem your shares by telephone and request wire payment, payment of the redemption proceeds will normally be made in Federal funds on the next business day. The redemption order must be received by the Transfer Agent before the relevant Fund’s net asset value is calculated for the day. There may be a charge of up to $10 for all wire redemptions. IF YOU EFFECT TRANSACTIONS VIA WIRE TRANSFER YOU MAY BE REQUIRED TO PAY FEES, INCLUDING THE WIRE FEE AND OTHER FEES, THAT WILL BE DEDUCTED DIRECTLY FROM REDEMPTION PROCEEDS.

The Funds reserve the right to reject any telephone redemption or exchange request and the redemption or exchange privilege may be modified or terminated at any time on 30-days’ notice to shareholders. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, if you are electing to redeem or exchange by telephone you will be required to provide your account number or other identifying information. All such telephone transactions will be digitally recorded and you will receive a confirmation in writing. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions. In periods of severe market or economic conditions, the telephone redemption or exchange of shares may be difficult to implement and you should redeem shares by writing to the Transfer Agent at the address listed above. If for any other reason you are unable to redeem or exchange by telephone, you should redeem or exchange shares by writing to the Transfer Agent at the address listed above.

PAYMENTS

After the Transfer Agent has received the redemption request and all proper documents, payment for shares tendered will generally be made within three business days. Payment may be delayed or made partly in-kind with marketable securities under unusual circumstances, as specified in the 1940 Act.

REDEMPTIONS OF ACCOUNTS BELOW MINIMUM AMOUNT

The Funds may redeem all of your shares at net asset value (calculated on the preceding business day) if the balance of your account falls below $500 as a result of a transfer or redemption (and not market fluctuations). The Funds will notify you in writing and you will have 60 days to increase your account balance before your shares are redeemed.

FREQUENT TRADING POLICIES AND PROCEDURES

The Funds’ Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Funds are not intended for market timing, short-term or excessive trading. However, some shareholders may choose a Fund (namely the LOW DURATION BOND FUND) as a cash management vehicle, which may result in shorter term holdings than other Funds. To the extent that the Funds identify such trading, they or their agents will monitor such trading to ensure that it does not adversely impact the Funds’ shareholders.

The Funds or their agents may reject any purchase order (including exchange transactions) by any investor or group of investors at any time for any reason, including, purchase orders that may be attributable to market timing or are otherwise believed to be excessive or potentially disruptive to a Fund. Orders placed by investors in violation of the Funds’ frequent trading policies or by investors that a Fund believes are engaging in market timing may be revoked or cancelled by the Fund. Shareholders who have not engaged in excessive trading may also be prevented from exchanging or purchasing shares of the Funds if the Funds or their agents believe that the shareholder, or the intermediary or other representative associated with that shareholder’s account has otherwise been involved in excessive trading on behalf of other accounts or investors. It may not always be possible to detect or prevent excessive trading, particularly when it is conducted through intermediaries with omnibus shareholder accounts. The Funds do not have any arrangements with any person permitting excessive purchases and redemptions of Fund shares. Any waivers to the Funds’ frequent trading policies can only be granted by the Funds’ Chairman or the Adviser’s Chief Executive Officer, and must be reported to the Funds’ Board.

REPORTS TO SHAREHOLDERS

Each Fund’s fiscal year ends on March 31. Each Fund will issue to its shareholders semi-annual and annual reports. In addition, you will receive monthly statements of the status of your account reflecting all transactions having taken place within that month. In order to reduce duplicate mailings and printing costs, the Trust will provide one annual or semi-annual report and annual prospectus per household. Information regarding the tax status of income dividends and

16

capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the Internal Revenue Service (IRS).

WITHHOLDINGS; REPORTING

The Funds may be required to withhold Federal income tax from proceeds of redemptions if you are subject to backup withholding. Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld. The Funds also may be required to report redemptions to the IRS.

17

DIVIDENDS AND TAX STATUS

The Funds expect to declare dividends daily and pay them monthly to shareholders. Dividends normally begin to accrue on the next business day after payment for shares.

Distributions from net realized short-term gains, if any, and distributions from any net capital gains realized through October 31st of each year and not previously paid out will be paid out after that date. Each Fund may also pay supplemental distributions after the end of the Fund’s fiscal year. Dividends and distributions are paid in full and fractional shares of each Fund based on the net asset value per share at the close of business on the ex-dividend date, unless you request, in writing to the Trust, payment in cash. The Trust will notify you after the close of its fiscal year of both the dollar amount and the tax status of that year’s distributions.

All dividends from net investment income (other than qualified dividend income) together with distributions of short-term capital gains will be taxable as ordinary income even though paid to you in additional shares. Any net capital gains (“capital gains distributions”) distributed are taxable as the relevant type of capital gains regardless of the length of time you have owned your shares. For taxable years beginning on or before December 31, 2008, distributions of investment income designated as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long term capital gain, provided certain requirements are met. Long term capital gains rates for individuals have been temporarily lowered to 15% or less. Dividends, interest and gains received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes.

Distributions will be taxable in the year in which they are received, except for certain distributions received in January, which will be taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund’s distributions, including the portions, if any, that qualify for the dividends-received deduction. These distributions may be capital gain distributions and/or a return of capital.

Additional information about taxes is set forth in the Statement of Additional Information. The foregoing discussion has been prepared by the management of the Funds, and is not intended to be a complete description of all tax implications of an investment in a Fund. You should consult your own advisors concerning the application of Federal, state and local tax laws to your particular situations.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Internal Revenue Code.

18

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with the financial statements of each Fund, are included in the annual report, which is available upon request. Administrative Class shares of the Funds have not commenced operations as of the date of this Prospectus. The Financial Highlights shown are for an existing class of shares (Class M shares) offered by the Fund. Class M shares are not offered in this Prospectus for the Fund’s Administrative Class shares. The financial highlights for the Class M shares are disclosed because the Administrative Class shares have not commenced operations and no financial data is available as of the date of this Prospectus. The returns would have been similar because the Class M shares and the Administrative Class shares are invested in the same investment portfolio. However, Administrative Class shares pay shareholder servicing fees and Class M shares do not. Had the Administrative Class shares been operational during the periods shown, dividend distributions (if any) and investment performance would have been lower than the Class M shares.

	Low Duration Bond Fund — Class M
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004
Net Asset Value, Beginning of Year	$9.49	$9.32	$9.39	$9.55	$9.36

Income from Investment Operations:
Net investment income	0.48 #	0.45 #	0.38 #	0.35 #	0.42 #
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	(0.67)	0.16	(0.07)	(0.16)	0.20

Total from Investment Operations	(0.19)	0.61	0.31	0.19	0.62

Less Distributions:
From net investment income	(0.49)	(0.44)	(0.38)	(0.35)	(0.43)

Total Distributions	(0.49)	(0.44)	(0.38)	(0.35)	(0.43)

Net Asset Value, End of Year	$8.81	$9.49	$9.32	$9.39	$9.55

Total Return	(2.11)%	6.74%	3.38%	2.02%	6.81%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,313,261	$944,867	$334,038	$325,137	$335,686
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.59%	0.60%	0.60%	0.62%	0.64%
After expense waivers and reimbursements	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	5.21%	4.78%	4.01%	3.75%	4.47%
Portfolio Turnover Rate	95%	80%	96%	108%	94%

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

19

	Total Return Bond Fund — Class M
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004
Net Asset Value, Beginning of Year	$9.79	$9.46	$9.71	$10.06	$9.28

Income from Investment Operations:
Net investment income	0.48 #	0.48 #	0.53 #	0.59 #	0.55 #
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.04	0.33	(0.24)	(0.36)	0.82

Total from Investment Operations	0.52	0.81	0. 29	0.23	1.37

Less Distributions:
From net investment income	(0.49)	(0.48)	(0.54)	(0.58)	(0.59)

Total Distributions	(0.49)	(0.48)	(0.54)	(0.58)	(0. 59)

Net Asset Value, End of Year	$9.82	$9.79	$9.46	$9.71	$10.06

Total Return	5.44%	8.80%	3.04%	2.42%	15.15%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$3,533,010	$1,206,825	$555,873	$463,895	$498,299
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.66%	0.66%	0.67%	0.67%	0.67%
After expense waivers and reimbursements	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.89%	5.01%	5.49%	6.02%	5.62%
Portfolio Turnover Rate	124%	101%	174%	180%	165%

#	Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

20

The following notice does not constitute part of and is not incorporated into the Prospectus.

PRIVACY POLICY

The Funds collect nonpublic information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you may give us orally;

•	Information about your transactions with us or others;

•	Information you submit to us in correspondence, including emails; and

•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

We do not disclose any nonpublic personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We shall limit access to your personal account information to those agents of the Fund who need to know that information to provide products and services to you. We also may disclose that information to nonaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain safeguards to guard your nonpublic personal information.

If, at any time in the future, it is necessary to disclose any of your personal information in a way that is inconsistent with this policy, we will give you advance notice of the proposed change so that you will have the opportunity to opt out of such disclosure.

21

For more information about Metropolitan West Funds the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS

The Funds’ annual and semiannual reports to shareholders contain detailed information about the Funds’ investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

The reports and the SAI are is available, free of charge, on our web site at http://www.mwamllc.com/www/mfunds/. Also, you can request free copies of the reports and the SAI, or request other information and discuss your questions about the Funds, by contacting us at:

METROPOLITAN WEST FUNDS

11766 WILSHIRE BOULEVARD, SUITE 1580

LOS ANGELES, CALIFORNIA 90025

(800) 241-4671

You can also review the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. In addition, you can get text-only copies:

•	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

•	Free from the EDGAR Database on the SEC’s Website at http://www.sec.gov.

Investment Company Act File No. 811- 07989

Adviser: Metropolitan West Asset Management, LLC 11766 Wilshire Boulevard, Suite 1580 Los Angeles, California 90025 (310) 966-8900 www.mwamllc.com	Custodian: The Bank of New York One Wall Street New York, New York 10286

Transfer Agent: PNC Global Investment Servicing (U.S.) Inc. 760 Moore Road King of Prussia, Pennsylvania 19406-1212 (800) 241-4671	Independent Registered Public Accounting Firm Deloitte & Touche LLP 695 Town Center Drive Suite 1200 Costa Mesa, CA 92626

Distributor: PFPC Distributors, Inc. 760 Moore Road King of Prussia, Pennsylvania 19406-1212	Legal Counsel: Paul, Hastings, Janofsky & Walker LLP 55 Second Street, 24th Floor San Francisco, California 94105

METROPOLITAN WEST FUNDS

STATEMENT OF ADDITIONAL INFORMATION

July 31, 2008

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectuses dated July 31, 2008, as supplemented from time to time, which include Metropolitan West Ultra Short Bond Fund —Class I Shares and Class M Shares (the “ULTRA SHORT BOND FUND”), Metropolitan West Low Duration Bond Fund—Class I Shares, Class M Shares and Administrative Class Shares (the “LOW DURATION BOND FUND”), Metropolitan West Intermediate Bond Fund – Class I Shares and Class M Shares (the “INTERMEDIATE BOND FUND”), Metropolitan West Total Return Bond Fund – Class I Shares, Class M Shares and Administrative Class Shares (the “TOTAL RETURN BOND FUND”), Metropolitan West High Yield Bond Fund – Class I Shares and Class M Shares (the “HIGH YIELD BOND FUND”), Metropolitan West Strategic Income Fund – Class I Shares and Class M Shares (the “STRATEGIC INCOME FUND”) and Metropolitan West ALPHATRAK 500 FUND – Class M Shares (the “ALPHATRAK 500 FUND”). Copies of the Prospectuses may be obtained at no charge by writing to Metropolitan West Funds, 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025. In this SAI the ULTRA SHORT BOND FUND, the LOW DURATION BOND FUND, the INTERMEDIATE BOND FUND, the TOTAL RETURN BOND FUND, the HIGH YIELD BOND FUND, the STRATEGIC INCOME FUND and the ALPHATRAK 500 FUND may be referred to collectively as the “Funds” or individually as a “Fund.” Metropolitan West Asset Management, LLC (the “Adviser”) is the investment adviser to the Funds. Each Fund is a separate series of Metropolitan West Funds (the “Trust”). Incorporated by reference herein are the financial statements of the Funds contained in the Funds’ Annual Report to Shareholders for the fiscal year ended March 31, 2008, including the Report of the Independent Registered Public Accounting Firm dated May 29, 2008. Copies of the Funds’ Annual and Semiannual Reports to shareholders are available, upon request, by calling (800) 241-4671, or by writing to Metropolitan West Funds, 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025 or by visiting www.mwamllc.com.

THE TRUST

The Trust was organized on December 9, 1996 as a Delaware statutory trust. The Trust is an open-end, management investment company currently consisting of seven separate series, each of which has separate assets and liabilities. Each Fund other than the HIGH YIELD BOND FUND and STRATEGIC INCOME FUND is a diversified fund. Each Fund other than the ALPHATRAK 500 FUND, the LOW DURATION BOND FUND and the TOTAL RETURN BOND FUND has two classes of shares of beneficial interest, with a par value of $0.01 per share. The LOW DURATION BOND FUND and the TOTAL RETURN BOND FUND have an Administrative class of shares of beneficial interest, each with a par value of $0.01 per share. The Trust’s Board of Trustees decides matters of general policy and reviews the activities of the Adviser. The Trust’s officers conduct and supervise the daily business operations of the Trust. The Board of Trustees may, at its own discretion, create additional series of shares and classes within each series.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each Fund is described in the Prospectus.

The portfolio and strategies with respect to the composition of each Fund are described in the Prospectus.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following restrictions (in addition to those indicated in the Prospectus) as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of that Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the vote of the holders of a “majority” of a Fund’s outstanding voting securities means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares.

Except as noted, no Fund may:

1.	Purchase any security, other than obligations of the U.S. Government, its agencies, or instrumentalities (“U.S. Government securities”) or mutual funds, if as a result of that purchase: (i) with respect to 75% of its total assets, more than 5% of the Fund’s total assets (determined at the time of investment) would then be invested in securities of a single issuer (this policy does not apply to the HIGH YIELD BOND FUND or the STRATEGIC INCOME FUND), or (ii) more than 25% of the Fund’s total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry.

2.	Purchase securities on margin (but any Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may otherwise borrow as expressly permitted by the Prospectus or this SAI) provided that the deposit or payment by a Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

3.	Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of collateral consisting of liquid securities or such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund’s net assets (33 1/3% for the HIGH YIELD BOND FUND and STRATEGIC INCOME FUND) (taken at current value) is held as collateral for such sales at any one time.

4.	Issue senior securities, borrow money or pledge its assets, except that any Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and may pledge its assets to secure such borrowings. The HIGH YIELD BOND FUND and STRATEGIC INCOME FUND may borrow from a bank in amounts not exceeding 33 1/3% of its total assets (including borrowings) and may pledge its assets to secure such borrowings. The Funds may borrow from banks or enter into reverse repurchase agreements and pledge assets in connection therewith, but only if, to the extent required by applicable law, immediately after each borrowing there is asset coverage of at least 300%, except for borrowing for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of total assets.

5.	Purchase any security (other than U.S. Government securities) if as a result of that purchase, with respect to 75% of the Fund’s total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer (this policy does not apply to the HIGH YIELD BOND FUND or the STRATEGIC INCOME FUND).

6.	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

7.	Make investments for the purpose of exercising control or management. (However, this does not prohibit representatives of the Fund or the Adviser from participating on creditor’s committees with respect to the Fund’s portfolio investments.)

8.	Participate on a joint or joint and several basis in any trading account in securities that would be restricted or prohibited by the 1940 Act, except to the extent the Fund has received an exemptive order from the Securities and Exchange Commission (“SEC”) permitting such account or otherwise is in compliance with interpretive guidance from the staff of the SEC.

9.	Invest in commodities, except that the Fund may invest in futures contracts or options on futures contracts to the extent permitted by the regulations of the Commodity Futures Trading Commission (“CFTC”) and so that the net aggregate notional value or obligation of all futures contracts does not exceed the liquidation value of the Fund’s portfolio. (This exception is an operating policy that may be changed without shareholder approval, consistent with applicable regulations.)

In addition, the Trust has adopted the following non-fundamental policies, which may be changed without shareholder approval, so that no Fund will: (a) notwithstanding investment restriction (1) above, purchase any security, other than U.S. Government securities or mutual funds, if as a result of that purchase, with respect to 100% of that Fund’s total assets, more than 5% of its total assets (determined at the time of investment) would then be invested in securities of a single issuer (this policy does not apply to the HIGH YIELD BOND FUND and STRATEGIC INCOME FUND); (b) invest more than 15% of its net assets in illiquid securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Securities Act”), that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees; and (c) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or other acquisition of assets or except as disclosed in the Prospectus or this SAI, but not more than 3% of the total outstanding stock of such company would be owned by the Fund and its affiliates. Notwithstanding the diversification limits described above, Rule 5b-2 adopted under the 1940 Act allows the Trust and each Fund to disregard for purposes of those limits the total value of securities issued or guaranteed by a single guarantor so long as the value of all securities owned by a Fund issued or guaranteed by a common guarantor does not exceed 10 percent of the value of the total assets of that Fund.

SECURITIES AND TECHNIQUES USED BY THE FUNDS

The following provides more detailed information about securities and techniques used by the Funds and the risks associated with them.

GENERAL

The Funds will attempt to achieve their objectives by investing in the following types of securities (that may be issued by domestic or foreign entities) such as but not limited to: (i) U.S. Government and agency securities; (ii) corporate debt securities, including bonds, notes and debentures; (iii) corporate and asset-backed commercial paper; (iv) mortgage and other asset-backed securities, including CMOs and REMICs (see “Mortgage Related Securities”); (v) variable and floating rate debt securities (including inverse floaters); (vi) subordinated corporate, mortgage, and asset-backed securities; (vii) structured debentures, bonds and notes; (viii) collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”), including CDO equity and preference shares; (ix) bank certificates of deposit; (x) fixed time deposits and bankers’ acceptances; (xi) money market securities; (xii) repurchase agreements and reverse repurchase agreements; (xiii) debt securities that are convertible into or exchangeable for equity securities (“convertible securities”); (xiv) warrants; (xv) preferred and common equity securities; (xvi) obligations of foreign governments or their subdivisions, agencies and instrumentalities; (xvii) obligations of international agencies (such as the Agency for International Development) or supranational entities; (xviii) loan participations and assignments; (xix) derivatives (including but not limited to swap agreements such as credit default swaps, index credit default swaps, total return swaps, interest rate swaps, swaptions and net interest margins); (xx) privately placed and Rule 144A securities; (xxi) leveraged loans; (xxii) mezzanine investments; (xxiii) futures and options on futures relating to currencies, indexes and other financial factors; (xxiv) bank loans; or loan participations; (xxv) defaulted debt securities; (xxvi) dollar rolls; (xxvii) sell buybacks; (xxviii) other mutual funds, including Exchange Traded Funds (“ETFs”), such as iShares; (xxix) TRAC-X related securities (TRAC-X is an index of credit default swaps);(xxx) unrated securities; (xxxi) municipal bonds and securities and (xxxii) bridge loans. There is no limitation on the percentage of a Fund’s assets that may be committed to any of these types of securities, except with regard to non-U.S. securities, futures or options and to the extent that a security may be deemed to be illiquid. As new fixed income products and securities are developed, the Adviser may invest in those opportunities for the Funds as well. Generally, the Adviser regards a “bond” as used in the names of the Funds as a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term bond is interpreted broadly by the Adviser as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds.

Note that preferred stocks normally differ greatly from common stocks, with which most people are familiar. Although preferred stock can possess many characteristics of equity, such as the right to convert to common stock, preferred stock often possesses characteristics of bonds because they operate like debt, plus interest, owed to the owner of the preferred stock.

In addition to the securities above, the ALPHATRAK 500 FUND may invest all of its assets in the following equity derivative instruments (and in liquid assets backing its investments in these derivatives): (i) S&P 500 Index futures contracts; (ii) Mini S&P 500 Index futures contracts (“E-Mini”); (iii) options on the S&P 500 Index and S&P futures; (iv) swap agreements involving the S&P 500 Index. When the above-listed S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% of its assets in the common stocks that comprise the S&P 500 Index. The Fund likely would not purchase all 500 issues, but probably would purchase a basket of common stocks represented in the S&P 500 Index that, in the opinion of the Adviser, will substantially track the movements in the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools or trusts that invest in such stocks.

Positions in S&P 500 Index futures and options will be entered into only to the extent they constitute permissible positions for the Fund according to applicable rules of the Commodity Futures Trading Commission (“CFTC”). At times, the Adviser may be constrained in its ability to use S&P 500 Index derivatives either by requirements of the Internal Revenue Code or by an unanticipated inability to close positions when it would be most advantageous to do so.

Because each Fund may invest up to 25% of its total assets in mutual funds that invest in stocks or bonds or other “baskets” of securities (such as ETFs), subject to other limits under applicable law, investors should know that a Fund would pay the additional fees and expenses of a mutual fund investment. Each Fund also may invest an unlimited amount of its cash in a money market fund. This would result in an additional layer of management fees and expenses for shareholders in a Fund. To the extent the acquiring Fund pays a sales load, distribution fee, or service fee on acquired fund shares (if it does), the Adviser must waive a sufficient amount of its advisory fee to offset the cost of the loads or distribution fees. The Funds also may invest in other affiliated funds to the extent permitted by applicable rule. Additional information (if applicable) is available in the prospectus.

Each Fund may invest in debt securities or other obligations whose issuers are in default. However, under normal conditions, each Fund will not invest more than 5% (15% for the HIGH YIELD BOND FUND) of its total assets in debt securities or other obligations whose issuers are in default at the time of purchase.

A Fund may hold equity securities under certain circumstances, including, but not limited to, the resolution of a default or bankruptcy of a bond issuer, the entry of an issuer into receivership, a corporate or securities transaction by the issuer that affects securities held by the Fund, or the exercise by the Fund of conversion or purchase rights associated with a convertible or other fixed-income security purchased by the Fund. These equity securities may include a wide-range of securities and instruments, including those listed above, that have risk and other characteristics of stocks or of both stocks and bonds.

By holding and investing in equity securities, a Fund may expose an investor to certain risks that could cause the investor to lose money, particularly if there is a sudden decline in a holding’s share price or an overall decline in the stock market. Equity securities are not expected to represent a material portion of a Fund’s portfolio unless the Fund exercises conversion or purchase rights or otherwise receives equity securities other than through the direct purchase of those equity securities.

The value of an investment in a Fund could decline because of equity securities held by the Fund based on the day-to-day fluctuation or the decline in their value related to movements in the stock market, as well as in response to the activities of individual companies. In addition, some of the equity securities that a Fund would obtain as a result of the special circumstances described above could be subject to restrictions on transfer or sale that may reduce their market value compared to freely tradable securities.

INVESTMENT STRATEGIES OF THE ALPHATRAK 500 FUND

Under normal market conditions, the Fund will invest in S&P 500 Index futures contracts or S&P 500 swap contracts with a contractual or “notional” value substantially equal to the Fund’s total assets. While the Fund strives to substantially match the contractual or “notional” value of the futures contracts held by the Fund to the Fund’s total assets, the Fund may experience operational limitations in its ability to do so. For example, there may be daily fluctuations in the purchase and redemption cash flow activity of the Fund that cannot be completely anticipated. There is no guarantee that the Fund’s strategy will achieve positive results.

INVESTMENT STRATEGIES OF THE STRATEGIC INCOME FUND

The Fund expects to employ various strategies, including: relative value/arbitrage strategies; market-timing strategies; event driven and special situation strategies; long-short or market-neutral equity strategies; and other strategies discussed in the Prospectus. These strategies are intended to provide absolute (positive) regardless of general market conditions; however, the values of the Fund’s investments may change with market conditions, and so will the value of an investment in the Fund. There is no guarantee that the Fund’s strategy will achieve positive results.

RELATIVE VALUE/ARBITRAGE STRATEGIES: Arbitrage strategies include investing both long and short in related securities or other instruments to take advantage of perceived discrepancies in market prices. Arbitrage strategies typically employ leverage. These strategies may include, but are not limited to: capital structure arbitrage, which involves seeking out mispriced securities a corporation may use for funding, and hedging the capital structure of this entity; convertible arbitrage, which is hedged investing in the convertible securities of a company such as buying the convertible bond and shorting the common stock of the same company; commodities/futures arbitrage, which involves arbitraging intra and inter-market discrepancies among the various commodity and interest rate futures markets; and fixed income or interest rate arbitrage, which involves buying long and short different debt securities, interest rate swap arbitrage, and U.S. and non-U.S. Government bond arbitrage.

MARKET-TIMING STRATEGIES: These strategies are designed to benefit from cyclical relationships that exist in certain markets, sectors and security types. Examples include: interest rate timing, yield curve relationships and arbitrage, and sector and issue allocations. Interest rate timing is based on the premise that interest rates have historically exhibited a cyclical pattern. Real interest rates (nominal interest rates less inflation) have been higher during economic expansions and have decreased as the economy slows. The Adviser uses this relationship to set the average duration of the Fund to benefit over a full market cycle from changes in interest rates. This investment process cost-averages the duration of the Fund higher as real interest rates rise beyond their historic normal levels, and cost-averages the duration lower as real interest rates move lower. At times, the portfolio’s average duration may be negative if real interest rates are negative. Yield curve relationships and arbitrage presumes that like interest rates, the relationship between bonds of various maturities has been highly variable across the economic cycle. The Fund seeks to take advantage of these movements both with relative value trades as described above and by concentrating the portfolio in the historically most undervalued sections of the yield curve. These strategies seek to benefit from the cyclical changes that occur in the shape of the yield curve. Sector and issue allocation investments are where the Adviser strives to benefit from cyclical changes between sectors of the fixed income markets. This is accomplished by using relative value and historical benchmarks to determine when sectors are undervalued. It might be implemented through long-only positions or a combination of long and short positions. The Adviser will use fundamental research to find individual issuers of securities that the Adviser believes are undervalued and have high income and the potential for price appreciation. The success of a market-timing strategy is dependent on several factors, including the Adviser’s ability to accurately predict market events and relationships.

LONG-SHORT OR MARKET-NEUTRAL EQUITY STRATEGIES: These strategies are designed to exploit equity market inefficiencies and generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same sector or market. Under these strategies, the Adviser seeks to hold stocks “long” that the Adviser believes will perform better than comparable stocks, and sell stocks “short” that the Adviser believes will underperform comparable stocks, drawing on analyses of earnings, timing, pricing, or other factors. This type of investing may reduce market risk, but effective stock analysis and stock picking is essential to obtaining positive results.

EVENT DRIVEN AND SPECIAL SITUATION STRATEGIES

Event driven and special situation strategies involve attempting to predict the outcome of a particular transaction as well as the best time at which to commit capital to such a transaction. These strategies are designed to benefit from price movements caused by anticipated corporate events such as a merger, acquisition, spin-off, liquidation, reorganization or other special situation. The Funds believe that carefully selected investments in vehicles related to these events could enhance the Funds’ capital appreciation potential. The success or failure of these strategies usually depends on whether the Adviser accurately predicts the outcome and timing of the transaction event. Also, major market declines that could cause transactions to be re-priced or fail, may have a negative impact on the strategy. Investments in special situations may be illiquid, as determined by the Adviser based on criteria reviewed by the Board. The Funds will not invest more than 15% of their net assets in illiquid investments, including special situations.

CREDIT RATINGS

The Prospectus describes the permissible range of credit ratings (generally assigned by a Nationally Recognized Statistical Rating Organization) for the securities in which each Fund is permitted to invest. Securities rated Baa are considered by Moody’s to have speculative characteristics. For Baa/BBB rated securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Securities rated below BBB or Baa are considered to be below “investment grade” and are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of their obligations and are commonly known as “junk bonds.” The HIGH YIELD BOND FUND will invest at least 80% of its total assets in junk bonds if rated as such by at least one of the nationally recognized statistical rating organizations. The STRATEGIC INCOME FUND may invest up to 25% of its total assets in debt securities rated below investment grade at the time of purchase.

Unpredicted and unforeseen economic and other external events can affect the credit ratings of portfolio securities, resulting in the assignment of a lower rating for a security or perhaps resulting in a security not being rated. Such downgrades can, in turn, adversely impact the average dollar-weighted credit quality of the Fund. This would not require the Fund to sell the security, but the Adviser will consider such an event (among other factors) in determining whether the Fund should continue to hold the security in the portfolio. The Adviser may assign credit ratings to unrated securities based on criteria which are, in the Adviser’s opinion, relevant to assessing the credit quality of the security, such as but not limited to the credit worthiness of the issuer, risk of default, issuer asset valuations, securities with comparable risk profiles and the issuer’s financial fundamentals, such as revenue. When calculating the average credit quality of a Fund, the Adviser also may assign a credit rating to equity securities held as a means of assessing the overall portfolio, absent any external sources.

DURATION

In selecting fixed-income securities for the Funds, the Adviser makes use of the concept of duration. Duration is a measure of the expected life of a fixed-income security on a present value basis. Most debt obligations provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Duration takes the length of time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a mortgage-backed, asset-backed, or callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time.

For any fixed-income security with interest payments occurring before the payment of principal, duration is ordinarily less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security. There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. A Fund’s computation of duration is based on estimated rather than known factors. Thus, there can be no assurance that a particular portfolio duration will at all times be achieved by a Fund.

Futures, options and options on futures have durations, which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions will lengthen a Fund’s duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

Short futures or put option positions have durations roughly equal to the negative of the duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency that coupon is reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Assuming an expected average duration of 0.75 years for the ULTRA SHORT BOND FUND or ALPHATRAK 500 FUND, a 1% decline in interest rates would cause each Fund to gain 0.75% in value; likewise, a 1% rise in interest would produce a decline of 0.75% in each Fund’s value. It should be noted, however, that the above assumptions (regarding the ALPHATRAK 500 FUND) do not reflect any changes in S&P 500 Index futures contracts, other derivatives or S&P 500 Index stocks that may be held by the Fund. Assuming an expected average duration of 2 years for the LOW DURATION BOND FUND, INTERMEDIATE BOND FUND OR THE STRATEGIC INCOME FUND, a 1% decline in interest rates would cause each Fund to gain 2% in value; likewise, a 1% rise in interest rates would produce a decline of 2% in each Fund’s value. Assuming an expected average duration of 4.5 years for the TOTAL RETURN BOND FUND, a 1% decline in interest rates would cause the Fund to gain 4.5% in value; likewise, a 1% rise in interest rates would produce a decline of 4.5% in the Fund’s value. Assuming an expected average duration of 4 years for the HIGH YIELD BOND FUND, a 1% decline in interest rates would cause the Fund to gain 4% in value; likewise a 1% rise in interest would produce a decline of 4% in the Fund’s value. Other factors such as changes in credit quality, prepayments, the shape of the yield curve and liquidity affect the net asset value of the Funds and may be correlated with changes in interest rates. These factors can increase swings in the Fund’s share prices during periods of volatile interest rate changes.

RISK FACTORS RELATING TO INVESTING IN HIGH-YIELD SECURITIES (“JUNK BONDS”)

Investments in securities rated below investment grade that are eligible for purchase by the Funds, and in particular the HIGH YIELD BOND FUND, are described as speculative by both Moody’s and S&P. Lower-rated or unrated (i.e., high-yield or “junk bond”) securities are more likely to react to developments affecting market risk (such as interest rate sensitivity, market perception of creditworthiness of the issuer and general market liquidity) and credit risk (such as the issuer’s inability to meet its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The Adviser considers both credit risk and market risk in making investment decisions for the Funds. Investors should carefully consider the relative risk of investing in high-yield securities and understand that such securities are not generally meant for short-term trading. These high-yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high-yield may be more complex than for issuers of higher quality debt securities.

High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. The Adviser seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The amount of high-yield securities outstanding proliferated in the 1980’s in conjunction with the increase in merger and acquisition and leveraged buyout activity. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations upon maturity. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values of high-yield securities, especially in a thinly traded market. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Funds’ net asset value. Additionally, when secondary markets for high-yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The use of credit ratings as the sole method of evaluating high-yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Adviser deems it in the best interest of shareholders.

Lower-rated or unrated debt obligations present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher- rated securities, resulting in a decline in the overall credit quality of the Fund’s portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

PARTICIPATION ON CREDITOR COMMITTEES: Representatives of a Fund (in particular – but not limited to - the HIGH

YIELD BOND FUND) or the Adviser may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when the Adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements involving U.S. Government securities or other collateral including mortgage-related products or corporate securities with commercial banks or broker-dealers, whereby the seller of a security agrees to repurchase the security from the Fund on an agreed-upon date in the future. While each Fund intends to be fully collateralized as to such agreements, and the collateral will be marked to market daily, if the person obligated to repurchase from the Fund defaults, there may be delays and expenses in liquidating the securities subject to the repurchase agreement, a decline in their value and a loss of interest income.

A repurchase transaction occurs when, at the time a Fund purchases a security, that Fund also resells it to a vendor (normally a commercial bank or broker-dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed-upon date in the future. Such securities, including any securities so substituted, are referred to as the “Resold Securities.” The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund’s money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund’s risk is limited to the ability of the vendor to pay the agreed-upon sum at the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. The Adviser will consider the creditworthiness of any vendor of repurchase agreements. Repurchase agreements can be considered as loans “collateralized” by the Resold Securities, and are defined as “loans” in the 1940 Act. The return on such collateral may be more or less than that from the repurchase agreement. The Resold Securities will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest earned thereon. All Resold Securities will be held by the Fund’s custodian either directly or through a securities depository (tri-party repurchase agreement) or the Federal Reserve book-entry system.

REVERSE REPURCHASE AGREEMENTS

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

DOLLAR ROLLS

The Funds also may enter into dollar roll transactions in which the Funds sell a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities at an agreed upon future time. By engaging in a dollar roll transaction, the Funds forego principal and interest paid on the security that is sold, but receive the difference between the current sales price and the forward price for the future purchase. The Funds would also be able to earn interest on the income that is received from the initial sale. The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the Funds are obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the Funds may be adversely affected.

SALE-BUYBACKS

The Funds also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

U.S. GOVERNMENT SECURITIES

The Funds may invest in U.S. Government securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes, bonds and component parts of notes or bonds (including the principal of such obligations or the interest payments scheduled to be paid on such obligations). U.S. Government securities also can include securities issued or guaranteed by U.S. Government agencies and instrumentalities that issue or guarantee securities, including, but not limited to, the Federal National Mortgage Association (“FNMA”), Government National Mortgage Association (“GNMA”), Federal Home Loan Banks, Federal Financing Bank, Student Loan Marketing Association. Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank and the International Bank for Reconstruction and Development. Certain of these entities are U.S. Government Sponsored Enterprises (“GSE”). Although the securities of these GSEs, and others like them, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury. For example, FNMA’s guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC’s guarantee is backed by reserves set aside to protect holders against losses due to default.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such instrumentality only when the Adviser is satisfied that the credit risk with respect to that instrumentality is acceptable.

Among the U.S. Government securities that may be purchased by the Funds are certain “mortgage-backed securities” of GNMA, the Federal Home Loan Mortgage Corporation (“FHLMC”) and FNMA. See the discussion under “Mortgage-Related Securities.”

The Funds may invest in component parts of the U.S. Treasury notes or bonds, namely, either the principal of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (i) Treasury obligations from which the interest coupons have been stripped, (ii) the interest coupons that are stripped, (iii) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components, or (iv) receipts evidencing the component parts (principal or interest) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (principal or interest) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investment Growth Receipts” (TIGRs) and “Certificates of Accrual on Treasury Securities” (CATS), and are not issued by the U.S. Treasury, therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

CORPORATE DEBT AND OTHER OBLIGATIONS

The Funds may invest in corporate debt securities, variable and floating rate debt securities and corporate commercial paper in the rating categories described above. Floating rate securities normally have a rate of interest which is set as a specific percentage of a designated base rate, such as the rate on Treasury bonds or bills or the prime rate at a major commercial bank. The interest rate on floating rate securities changes periodically when there is a change in the designated base rate. Variable rate securities provide for a specified periodic adjustment in the interest rate based on prevailing market rates.

The Funds may invest in corporate debt securities with contractual call provisions that permit the seller of the security to repurchase the security at a pre-determined price. The market price typically reflects the presence of a call provision.

The Funds may invest in structured debentures and structured notes. These are hybrid instruments with characteristics of both bonds and swap agreements. Like a bond, these securities make regular coupon payments and generally have fixed principal amounts. However, the coupon payments are typically tied to a swap agreement which can be affected by changes in a variety of factors such as exchange rates, the shape of the yield curve and foreign interest rates. Because of these factors, structured debentures and structured notes can display price behavior that is more volatile than and often not correlated to other fixed-income securities.

The Funds may also invest in inverse floaters and tiered index bonds. An inverse floater is a type of derivative that bears a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate of the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater’s price will be considerably more volatile than that of a fixed-rate bond. Tiered index bonds are also a type of derivative instrument. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined “strike” rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the “strike” rate, the interest rate on the tiered index bond will decrease. In general, the interest rates on tiered index bonds and inverse floaters move in the opposite direction of prevailing interest rates. The market for inverse floaters and tiered index bonds is relatively new. These corporate debt obligations may have characteristics similar to those of mortgage-related securities, but corporate debt obligations, unlike mortgage-related securities, are not subject to prepayment risk other than through contractual call provisions which generally impose a penalty for prepayment.

A Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes or other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, which are in the Adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest. These criteria are described in the Prospectus. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

The Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk of being a lender.

CONVERTIBLE SECURITIES

The Funds may invest in convertible securities of domestic or foreign issuers that meet the ratings criteria set forth in the Prospectus. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specific period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also offers an investor the opportunity, through its conversion feature, to participate in the capital attendant upon a market price advance in the convertible security’s underlying common stock.

In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed-income security) or its “conversion value” (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security’s underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the stock of the same issuer.

With respect to the STRATEGIC INCOME FUND, because the investment characteristics of each convertible security vary, that variety enables the Fund to use convertible securities in different ways to pursue its investment objective of maximizing long-term total return without tracking any particular markets or indices. For example, the Fund can invest in: convertible securities that provide a relatively high level of income, with less appreciation potential; convertible securities that have high appreciation potential and a relatively low level of income; or convertible securities that provide some combination of both income and appreciation potential.

WARRANTS TO PURCHASE SECURITIES

The HIGH YIELD BOND FUND and STRATEGIC INCOME FUND may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Funds to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

LOANS OF PORTFOLIO SECURITIES

ULTRA SHORT BOND FUND, the INTERMEDIATE BOND FUND, the TOTAL RETURN BOND FUND, the HIGH YIELD BOND FUND, the STRATEGIC INCOME FUND and the ALPHATRAK 500 FUND are authorized to lend their portfolio securities in an effort to increase the return and income on the Fund’s portfolio. A Fund that loans portfolio securities will typically loan those securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed one-third of the value of the Fund’s total assets. The Funds’ loans of securities will be collateralized by cash, letters of credit, government securities or qualifying liquid securities. The Funds will retain the right to all interest and dividends payable with respect to the loaned securities. If a Fund lends its portfolio securities it may charge the borrower a negotiated fee and retain the ability to terminate the loan at any time. In lending securities, a Fund will be subject to risks, including the potential inability to recall the loaned securities should the borrower fail financially, and the possible loss in market value of the collateral. While voting rights on the loaned securities may pass to the borrower, the Trust’s Board of Trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

WHEN-ISSUED SECURITIES

The Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund’s net asset value. The Fund will also designate liquid securities, marked-to-market daily, equal in value to its obligations for when-issued securities.

SHORT SALES

If a Fund anticipates that the price of a security will decline, it may sell the security “short” and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Until the security is replaced, the Fund generally is required to pay to the lender amounts equal to any interest which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would also increase the cost of the security sold. The proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will designate liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount designated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

The HIGH YIELD BOND FUND and STRATEGIC INCOME FUND may not make short sales of securities or maintain a short position if the value of the short position would exceed 33 1/3% of the Fund’s total assets (taken at current value). Each of the other Funds may not make short sales of securities or maintain a short position if more than 25% of the Fund’s net assets (taken at current value) are held as collateral for such sales at any one time.

MORTGAGE-RELATED SECURITIES

The Funds may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds. CMOs and other mortgage-related securities that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities for purposes of applying a Fund’s diversification tests. Generally, the entity that has the ultimate responsibility for the payment of interest and principal on a security is deemed to be the issuer of an obligation.

MORTGAGE PASS-THROUGH SECURITIES: Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early payment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

There are currently three types of mortgage pass-through securities, (i) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (ii) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by the institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

Obligations of FNMA and FHLMC are not backed by the full faith and credit of the United States Government. In the case of obligations not backed by the full faith and credit of the United States Government, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet their obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

Private mortgage pass-through securities are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the credit worthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Funds’ investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/services and poolers, the Adviser determines that the securities meet the Funds’ quality standards.

COLLATERALIZED MORTGAGE OBLIGATIONS: CMOs, including CMOs that have elected to be treated for federal income tax purposes as Real Estate Mortgage Investment Conduits (“REMICs”), are hybrid instruments with characteristics of both bonds and mortgage pass-through securities. CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a REMIC. All future references to CMOs shall also be deemed to include REMICs.

CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

Certain issuers of CMOs are not considered investment companies pursuant to a rule recently adopted by the Securities and Exchange Commission (“SEC”), and the Funds may invest in the securities of such issuers without the limitations imposed by the 1940 Act on investments by the Fund in other investment companies. In addition, in reliance on an earlier SEC interpretation, the Fund’s investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC’s interpretation, issuers of these CMOs must be unmanaged, fixed asset issuers, that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs that cannot rely on the rule or do not meet the above requirements, the Funds may not invest more than 10% of their assets in all such entities and may not acquire more than 3% of the voting securities of any single entity.

The Funds also may invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs (“PAC bonds”), sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing mortgage index or rate. Typical indices would include the Eleventh District Cost-of-Funds Index, the London Interbank Offered Rate, one-year Treasury yields, and ten-year Treasury yields.

ADJUSTABLE RATE MORTGAGE SECURITIES: Adjustable rate mortgage securities (“ARMs”) are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, 36, or 60 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

The ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest may be adjusted for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM’s maximum rate, the ARM’s coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

Some ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

CMO RESIDUALS: CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-related securities. See “Stripped Mortgage- Related Securities” below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-related securities, in certain circumstances a Fund may fail to recoup its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption, may not have been registered under the Securities Act. CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

STRIPPED MORTGAGE-RELATED SECURITIES: Stripped mortgage-related securities (“SMRS”) are derivative multi- class mortgage securities. SMRS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMRS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest, (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Although the market for these securities is increasingly liquid, the Adviser may determine that certain stripped mortgage-backed securities issued by the U. S. government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately- issued stripped mortgage- backed securities, will be considered illiquid and subject to a Fund’s limitations on investment in illiquid securities. Whether a particular U. S. government-issued IO or PO backed by fixed-rate mortgages is liquid is assessed on a case by case basis under guidelines and standards established by the Funds’ Board of Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

INVERSE FLOATERS: An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater’s price will be considerably more volatile than that of a fixed-rate bond. Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

TIERED INDEX BONDS: Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined “strike” rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the “strike” rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

RESIDENTIAL MORTGAGE-BACKED SECURITIES (“RMBS SECURITIES”): As of January 2008, the U.S. residential mortgage-backed securities market, particularly the portion commonly referred to as “subprime,” is well into a period of extreme stress and dislocation. Most market participants believe this stress to be the result of years of excessive volume growth in residential mortgage loans (which will be referred to in this paragraph as “Loans” or, individually, as a “Loan”) and a sharp deterioration of Loan quality. The phrase “subprime” refers to a Loan given to a borrower with a poor or no credit history and usually includes one or more aggressive Loan terms such as a high Loan-to-value ratio. Such Loans carry a higher degree of risk than other Loans, and, therefore, a higher probability of default. Credit and other structural enhancements provided within residential mortgage-backed securities (“RMBS Securities”) backed in whole or in part by subprime Loans (such RMBS Securities, “Subprime RMBS”) were intended to incorporate this higher degree of risk. Such enhancements were provided as a protection to holders of such Subprime RMBS. However, the current market prices of these Subprime RMBS and the delinquencies and defaults of their underlying Loans imply that many of these Subprime RMBS do not have adequate credit protection and may indeed suffer further partial or a complete loss of principal. Credit rating agencies have downgraded tens of billions of dollars of RMBS Securities and CDOs that include Subprime RMBS and other RMBS Securities and additional downgrades are expected. Some or all of the principal may be lost in these Subprime RMBS. While such Subprime RMBS will be purchased with the expectation of a potential for a positive long-term internal rate of return, it is possible that a prolonged period of continued stress and dislocation in the “subprime” residential mortgage sector will have a negative impact on the short-term liquidity and market pricing of these assets. Such effects have the potential to adversely impact the short-term and long-term liquidity and returns of the Funds.

ASSET-BACKED SECURITIES

The Funds may invest in securities issued by trusts and special purpose corporations with principal and interest payouts backed by, or supported by, any of various types of assets. These assets typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures similar to the CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

RISK FACTORS RELATING TO INVESTING IN MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Funds may invest a portion of their assets in derivative mortgage-related securities which are highly sensitive to changes in prepayment and interest rates. The Adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

During periods of declining interest rates, prepayment of mortgages underlying mortgage-related securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in high-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable rates is subject to generally prevailing interest rates at that time. Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

COLLATERALIZED BOND OBLIGATIONS (“CBOs”), COLLATERALIZED LOAN OBLIGATIONS (“CLOs”) AND OTHER COLLATERALIZED DEBT OBLIGATIONS (“CDOs”)

The Funds may invest in CBOs, CLOs and other CDOs, which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities (which would have the risks described elsewhere in this document for that type of security) and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities discussed elsewhere in this document, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes, volatility in values, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

BANK OBLIGATIONS

Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specific return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

Obligations of foreign banks involve somewhat different risks than those affecting obligations of United States banks, including the possibility that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal or interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

MUNICIPAL SECURITIES

Municipal bonds (also municipal securities or municipal obligations) generally are issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal obligations include obligations issued to obtain funds for various public purposes, including constructing a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation, schools and streets. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the making of loans to other public institutions and facilities. In addition, certain types of industrial development bonds (“IDBs”) and private activity bonds (“PABs”) are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities.

The two principal classifications of municipal obligations are “general obligation” and “revenue” bonds. “General obligation” bonds are secured by the issuer’s pledge of its faith, credit and taxing power. “Revenue” bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. IDBs and PABs are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities.

The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within or outside of the particular state. In addition, constitutional or statutory restrictions may limit a government’s power to raise revenues or increase taxes.

Municipal bonds are subject to interest rate, credit and market risk. Because of how they are issued, municipal bonds also are subject to the risk that litigation, legislation, various political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Lower rated municipal bonds generally are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in industrial development bonds, which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds (sometimes referred to as inverse floaters) (“RIBs”), which brokers create by depositing municipal bonds into a trust. The trust in turn issues a variable rate security and RIBs. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the RIB holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase. In a transaction in which a Fund purchases a RIB from a trust, and the underlying municipal bond was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Fund’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the Funds where the Funds did not previously own the underlying municipal bond.

LOAN PARTICIPATIONS

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owned. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Loan assignments, loan participations, delayed funding loans, revolving credit facilities, bridge loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. Certain types of loans, such as bridge loans (especially those in which the HIGH YIELD BOND FUND may invest) may provide certain types of equity features such as warrants and conversion rights. Those equity-type instruments and investments involve additional risks of an investment in equity, including potentially significant changes in value, difficulty in accurately valuing them, a lack of liquidity, and a significant loss on the investment, and the possibility that the particular right could expire worthless if not exercised.

In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. There may not be a recognizable, liquid public market for loan participations. To the extent this is the case, a Fund would consider the loan participation as illiquid and subject to the Fund’s restriction on investing no more than 15% of its net assets in illiquid securities. (See also the discussion entitled “Illiquid Securities.”)

Each Fund limits the amount of it total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, a Fund will generally treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, Securities and Exchange Commission (“SEC”) interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purpose of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Funds’ ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value than if the value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds’ currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. The liquidity of each loan investment will be reviewed according to the requirements of the Funds’ Board approved liquidity policy. Investments in loan participations are considered to be debt obligations for purposes of any investment restriction relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

DERIVATIVE INSTRUMENTS

In addition to the asset-backed securities, CBOs, CLOs and other CDOs and mortgage-related securities (including tiered index bonds and inverse floaters) which may be purchased by the Funds, the Funds may utilize certain other financial instruments with performance derived from the performance of an underlying asset (“derivatives”). Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. The use of derivatives in general may be subject to management risk, credit risk, market risk, liquidity risk, lack of availability or other unanticipated risks.

The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies, and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with other institutional investors with respect to corporate securities, foreign currencies, interest rates, and securities indices, to name just a few of the various types of swap transactions. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of their overall investment strategies. Each Fund will maintain designated assets consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that are permitted under applicable laws and regulations to be used for this purpose (including net proceeds from purchases and redemptions of Fund shares that have not settled but are expected to timely settle in the usual way), marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under options, futures contracts and swap agreements to avoid leveraging the Fund. The value of some derivative investments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates or securities prices. A Fund’s ability to successfully utilize these instruments may depend in part on the Adviser’s ability to forecast correctly the movement of interest rates, securities prices and other economic factors. Should the Adviser incorrectly forecast those factors, and take positions in derivative instruments contrary to prevailing market trends, the Funds could lose value and experience substantial volatility. A Fund may invest up to 15% of its total assets in premiums and margins on options and futures, except for the AlphaTrak 500 and Strategic Income Funds that may invest at a higher level otherwise consistent with the Prospectus, this SAI and applicable law.

The Funds may buy or sell interest rate futures contracts, options on interest rate futures contracts and options on debt securities for the purpose of hedging against changes in the value of securities which a Fund owns or anticipates purchasing due to anticipated changes in interest rates. The Funds also may engage in currency exchange transactions by means of buying or selling foreign currency on a spot basis, entering into forward foreign currency exchange contracts, and buying and selling foreign currency options, futures and options on futures. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Funds’ investment or anticipated investment in securities denominated in foreign currencies.

OPTIONS ON SECURITIES AND ON SECURITIES INDEXES: A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is “covered” by the Fund’s holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

Risks Associated with Options on Securities and Indexes. As mentioned above, there are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS:. A Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in the Prospectus. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P 100; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as Euro. It is expected that other futures contracts will be developed and traded by the Funds in the future.

A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

Each Fund will use futures contracts and options on futures contracts in accordance with the applicable rules of the CFTC under which the Trust and the Funds avoid being deemed a “commodity pool” and the Adviser being deemed a “commodity pool operator.” Because of these plans, the Funds have claimed the applicable exemptions under CFTC Rules and are not registered as commodity pool operators. Accordingly, each Fund intends generally to limit its use of futures contracts and futures options as described below under “Limitations on Use of Futures and Futures Options.”

The Funds generally will use futures for hedging purposes only. The ALPHATRAK 500 FUND uses futures in an effort to achieve total return greater than the S&P 500 Index (and as such, hedges S&P 500 Index exposure), as described in the Prospectus. With respect to hedging transactions, for example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund’s securities or the price of the securities which the Fund intends to purchase. A Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce a Fund’s exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

A Fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. The Funds might, but do not expect to, engage in futures trading based on tangible assets.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also designate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Limitations on Use of Futures and Futures Options. The Funds generally will enter into positions in futures contracts and related options only for hedging purposes, which may include gaining exposure to desired investments or markets rather than making direct investments in the underlying securities or instruments. With respect to positions in futures and related options that do not constitute hedging positions, a Fund will only enter into a futures contract or futures option contract to the extent permitted by the regulations of the CFTC and so that the aggregate net notional value or obligation of all futures contracts does not exceed the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses. This means that, with respect to forwards and futures that are not contractually required to settle for cash, a Fund must cover its open contract positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to settle for cash, a Fund may, however, instead set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (that is, any net liability) rather than the notional value. Using this net liability or market value to determine the amount of liquid assets to set aside allows a Fund to employ greater leverage.

A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option. There is no other percentage limitation on a Fund’s use of options, futures and options thereon, except for the limitation on foreign currency option contracts described below.

When purchasing a futures contract, a Fund will designate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with (or for the benefit of) a futures commission merchant as margin, are equal to the market value of the futures contract as described above. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will designate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract, or the related liability as described above. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with (or for the benefit of) a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option as described above. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to establish and collateralize or cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in the Prospectus.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Dividends and Tax Status.”

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

SWAP AGREEMENTS. The Funds may enter into various swap agreements, including (but not limited to) credit default, interest rate, total return, index and currency exchange rate swap agreements. These transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a designated account consisting of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. Swap agreements are subject to the Funds’ overall limit that no more than 15% of net assets may be invested in illiquid securities, although a swap agreement may be deemed to be liquid pursuant to policies approved by the Funds’ Board of Trustees. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets at time of purchase.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objectives will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Whether a particular swap is liquid is assessed on a case by case basis under guidelines and standards established by the Fund’s Board of Trustees. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”) may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. There can be no assurance that a Fund’s use of swap agreements will assist it in meeting its investment objectives.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreements must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

CREDIT DEFAULT SWAP CONTRACTS: Each Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic, stream of payments over the term of the contract provided no event of default by a selected entity (or entities) has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to risks such as but not limited to illiquidity risk, counterparty risk and credit risks.

INTEREST RATE SWAP CONTRACTS: A Fund may also enter into interest rate swaps, which involve the exchange of interest payments by the Fund with another party, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. If the Adviser is incorrect in its interest rate forecasts and/or an interest rate swap used as a hedge negates a favorable interest rate movement, the investment performance of a Fund would be less than what it would have been if the Fund had not entered into the interest rate swap.

TOTAL RETURN SWAP CONTRACTS: Each Fund may enter into total return swap agreements. Total Return Swap is the generic name for any non traditional swap where one party agrees to pay the other the "total return" of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The Total Return Swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The Total Return Swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total Return Swaps can be designed with any underlying asset agreed between two parties. No notional amounts are exchanged with Total Return Swaps.

STRUCTURED NOTES: Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS: The Funds may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Funds hold in their portfolios or intend to purchase. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and a Fund’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

No Fund will enter into foreign currency option contracts if the premiums on such options exceed 5% of the Fund’s total assets.

The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

RISKS OF OPTIONS TRADING: The Funds may effectively terminate their rights or obligations under options by entering into closing transactions. Closing transactions permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and a Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, a Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it had purchased in order to realize any profit.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or foreign currency exchange rates.

A Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock” in the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

A Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that the Adviser believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another. For example, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Funds’ portfolio securities denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency or (2) the Fund designates liquid assets in an amount not less than the value of the Fund’s total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Adviser believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

FOREIGN SECURITIES

Each Fund (other than the STRATEGIC INCOME FUND, which is not subject to this limitation) may invest up to 25% of its total assets in securities of foreign issuers that are denominated in U.S. dollars. Investments in securities of foreign issuers that are not denominated in U.S. dollars by the Funds (other than the STRATEGIC INCOME FUND) will be limited to a maximum of 15% of each Fund’s total assets. The STRATEGIC INCOME FUND may invest up to 30% of its total assets in securities of foreign issuers that are not denominated in U.S. dollars. Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; and foreign currencies may be stronger or weaker than the U.S. dollar. The Adviser believes that the ability to invest abroad will enable the Funds to take advantage of these differences when they are favorable.

Fixed-income securities that may be purchased by the Funds include debt obligations issued or guaranteed by foreign governments, their subdivisions, agencies or instrumentalities, or by supranational entities that have been constituted by the governments of several countries to promote economic development, such as The World Bank and The Asian Development Bank. Foreign investment in certain foreign government debt is restricted or controlled to varying degrees.

The Funds may also invest in fixed-income securities of issuers located in emerging foreign markets; provided, however, that the Funds may invest up to only 10% of their total assets in emerging foreign market securities. Emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, Singapore and most Western European countries. In determining what countries constitute emerging markets, the Adviser will consider, among other things, data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (the “World Bank”) and the International Financial Corporation. Currently, investing in many emerging markets may not be desirable or feasible, because of the lack of adequate custody arrangements for a Fund’s assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Funds expect to expand and further broaden the group of emerging markets in which they invest.

From time to time, emerging markets have offered the opportunity for higher returns in exchange for a higher level of risk. Accordingly, the Adviser believes that each Fund’s ability to invest in emerging markets throughout the world may enable the achievement of results superior to those produced by funds, with similar objectives to those of the Funds that invest solely in securities in developed markets. There is no assurance that any Fund will achieve these results.

The Funds may invest in the following types of emerging market fixed-income securities: (a) fixed-income securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government-owned, controlled or sponsored entities, including central banks (collectively, “Sovereign Debt”), including Brady Bonds (described below); (b) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (c) fixed-income securities issued by banks and other business entities; and (d) fixed-income securities denominated in or indexed to the currencies of emerging markets. Fixed-income securities held by the Funds may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity of fixed-income securities in which the Funds may invest.

The Funds may invest in Brady Bonds and other Sovereign Debt of countries that have restructured or are in the process of restructuring Sovereign Debt pursuant to the Brady Plan. “Brady Bonds” are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (“IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other agreements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

Emerging market fixed-income securities generally are considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized statistical rating organizations. Investment in emerging market fixed-income securities will be allocated among various countries based upon the Adviser’s analysis of credit risk and its consideration of a number of factors, including: prospects for relative economic growth among the different countries in which the Funds may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors. The Adviser’s emerging market sovereign credit analysis includes an evaluation of the issuing country’s total debt levels, currency reserve levels, net exports/imports, overall economic growth, level of inflation, currency fluctuation, political and social climate and payment history. Particular fixed-income securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available with respect to a particular issuer, analysis of the anticipated volatility and liquidity of the particular debt instruments, and the tax implications to the Fund. The emerging market fixed-income securities in which the Funds may invest are not subject to any minimum credit quality standards.

Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations, other currency exchange rate fluctuations, or the imposition of currency controls; (b) political uncertainty and instability, including circumstances that lead to scenarios such as but not limited to the privatization and confiscation of invested assets; (c) more substantial government involvement in the economy; (d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards; (i) generally higher commission expenses; (j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies.

ILLIQUID SECURITIES

A Fund may not invest more than 15% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or legal or contractual restrictions of resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements have a maturity of longer than seven days. Securities which have not been registered under the Securities Act generally are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illegal securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. Currently the Funds may invest in securities issued in private placements. The Funds also may invest in mezzanine securities which are placed between debt and equity in a company’s capital structure. These securities are typically subordinated debt instruments for late stage venture and mature companies and may offer income through a current coupon and equity participation through a warrant. In addition to being subject to credit risk, mezzanine securities are generally considered less liquid.

Over a period of years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this rule and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider the following factors, among other considerations: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one or two of the highest rating categories by at least two nationally recognized statistical rating organizations (“NRSRO”), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Adviser, and (ii) it must not be “traded flat” (i.e., without accrued interest) or in default as to principal or interest. While the Adviser uses procedures to determine that certain Rule144A securities are liquid, market conditions may later affect that assessment adversely. Therefore, the Fund could potentially hold higher levels of illiquid securities than previously anticipated. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

BORROWING AND LEVERAGE

The HIGH YIELD BOND FUND and STRATEGIC INCOME FUND may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, these Funds may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. These Funds may also borrow for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

The ULTRA SHORT BOND FUND, LOW DURATION BOND FUND, INTERMEDIATE BOND FUND, TOTAL RETURN BOND FUND and ALPHATRAK 500 FUND each may borrow for temporary, emergency or investment purposes up to 5% of its total assets. This borrowing may be unsecured.

The provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. This is the speculative factor known as leverage.

As noted above, a Fund also may enter into certain transactions, including reverse repurchase agreements, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse purchase agreement (or economically similar transaction) by the designation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Instead of borrowing, the Funds may, from time to time, participate in a program offered by ReFlow, LLC. ReFlow operates an auction program over the Internet (the “Auction Program”) through which it makes an alternative source of capital available to Participating Funds to allow the Participating Funds to satisfy some or all of their daily redemption requests. ReFlow makes the Auction Program available to eligible funds on an investment–blind basis, meaning that ReFlow stands ready to purchase and redeem shares of Participating Funds that submit successful bids without regard to their investment objectives or performance, and that, consistent with the terms of the Auction Program, it will buy shares of Participating Funds that submit successful bids and redeem such shares without regard to their investment objectives or performance. ReFlow will provide money to Participating Funds that submit successful bids in the auction by purchasing shares of the Funds. There is no assurance in participating in such a program either that the Funds will be successful during the Auction, or that ReFlow will have sufficient funds available to meet the Funds’ needs. The Funds’ Board of Trustees has approved the use of the ReFlow program in addition to or in lieu of borrowing.

One or more of the Funds that participate in the Auction Program may also impose a redemption fee on shares redeemed by shareholders within a certain period after purchase. Any redemption fees are described in the prospectus for the applicable Funds. A redemption fee is designed to facilitate portfolio management and offset transaction costs associated with short-term trading of Fund shares. A Fund's participation in ReFlow also is intended to facilitate portfolio management and minimize the need for the Fund to incur transaction costs. But ReFlow is structured to redeem shares of a participating Fund when other investors are purchasing shares, which may occur during the redemption fee period. For that reason, a Fund participating in the Auction Program will normally waive any redemption fee that otherwise would apply to shares redeemed by ReFlow through the Auction Program.

PORTFOLIO TURNOVER

Portfolio securities are sold whenever the Adviser believes it appropriate, regardless of how long the securities have been held. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs. The Adviser does not view turnover as an important consideration in managing the Funds and does not strive to limit portfolio turnover. Each Fund’s investment program emphasizes active portfolio management with a sensitivity to short-term market trends and price changes in individual securities. Accordingly, each Fund may take frequent trading positions, resulting in portfolio turnover that may exceed the portfolio turnover of most investment companies of comparable size.

DEFENSIVE INVESTING

The Funds may engage in defensive investing, which is a deliberate, temporary shift in portfolio strategy that may be undertaken when markets start behaving in volatile or unusual ways. Depending on the Adviser’s analysis of the various markets and other considerations, the Funds may, for temporary defensive purposes, invest a substantial part or all of their assets in bonds of U.S. or foreign governments, cash, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. Such investments may also be made for temporary purposes pending investment in other securities or following substantial new investment in a Fund. When the Funds have invested defensively in low risk, low return securities, they may not achieve their investment objectives. There is no assurance that the Funds will enter into a defensive strategy in the event of volatility or other unusual activity in the securities markets.

MANAGEMENT

TRUSTEES AND OFFICERS

The business and affairs of the Trust and each Fund is under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is provided in the table below. The term “officer” means president, vice president, secretary, treasurer, controller, or any other officer who performs policy making functions. All officers serve without direct compensation from the Funds.

Name and Year of Birth***	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES OF THE TRUST*

Ronald J. Consiglio (1943)	Trustee	Indefinite term served since 2003	Mr. Consiglio has served as the Managing Partner of Synergy Trading, a securities trading partnership, since June 2001. From February 1998 to 2001, Mr. Consiglio was Executive Vice President and Chief Financial Officer of Trading Edge, Inc., a national automated bond-trading firm.	7	Mannkind Corp. (Pharmaceutical Preparations).

David H. Edington (1957)	Trustee	Indefinite term served since 2001	Mr. Edington is the founder and Managing Director of Rimrock Capital Management (previously known as Rimrock Enterprises, Inc.), an investment advisory firm which acts as investment adviser to Rimrock High Income Plus Fund, Rimrock Low Volatility Fund and other private funds.	7	None

Name and Year of Birth***	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Trustee
Martin Luther King, III (1957)	Trustee	Indefinite term since 1997	Since 1998, Mr. King has served as the President and Chief Executive Officer of The King Center. Since 2006, he has served as Chief Executive Officer of Realizing the Dream, a non-profit organization that continues the humanitarian and liberating work of Dr. Martin Luther King, Jr. and Mrs. Coretta Scott King. He has been engaged as an independent motivational lecturer since 1980.	7	None

Andrew Tarica (1959)	Trustee	Indefinite term since 2002	Mr. Tarica has served as the Chief Executive Officer of Meadowbrook Capital Management, a fixed-income asset management company that also manages a fixed income hedge fund since February of 2001. Since 2005, Mr. Tarica also has served as an employee of Sanders Morris Harris, a Houston-based broker-dealer, for purposes of managing a fixed-income portfolio.	7	None

Daniel D. Villanueva (1937)	Trustee	Indefinite term since 1997	Mr. Villanueva has been a partner of RC Fontis Partners (a private equity fund) since January of 2006. Prior to this, he served as the Chairman and Managing Director of Bastion Capital Corporation (investments) from 1990 to 2005. He has served as the Chairman of Integrated Water Resources since 1999.	7	Citibank- Banamex (USA); Fleetwood Enterprises, Inc. (Recreational Vehicles).

Scott Sale, MD (1950)	Trustee	Indefinite term since 2004	Dr. Sale has had his own private medical practice as a physician since April 2004. Prior to this, he was a Locum Tenens physician from May 2002 to February 2003 and the Cancer Detection Center from March 2001 to December 2002.	7	None

Name and Year of Birth***	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Trustee
INTERESTED TRUSTEES**

Scott B. Dubchansky (1960)	Chairman of the Board of Trustees, President and Chief Executive Officer	Indefinite term served since 1997	Mr. Dubchansky has served as a Managing Director of the Adviser since August 1996. He also served as the Chief Executive Officer (CEO) of the Adviser from August 1996 to June 2008. Since June 2004, he has been the CEO and Chief Compliance Officer of West Gate Advisors, LLC, an investment adviser affiliate of the Adviser. Mr. Dubchansky began serving as CEO of MWAM Distributors, LLC, a limited broker dealer affiliate of the Adviser, in June 2004.	7	West Gate Strategic Income Fund I Master Fund, Ltd., West Gate Leveraged Loan Master Fund, LP. and West Gate Advisors, LLC.

Keith T. Holmes, JD (1952)	Trustee	Indefinite term served since 1997	Mr. Holmes has been a partner of the law firm King, Holmes, Paterno & Berliner since 1992. Mr. Holmes practices corporate finance and real estate law. Mr. Holmes’ firm has performed legal services for the Adviser and its affiliates.	7	None

OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

Joseph D. Hattesohl (1963)	Treasurer since 2001 and Chief Financial Officer since 2003	Indefinite term served since 2000 and 2003, respectively	Mr. Hattesohl has served as the Chief Financial Officer (CFO) of the Adviser since November 2000. Since June 2004, he also serves as CFO of West Gate Advisors, LLC, an investment adviser affiliate of the Adviser, and President of MWAM Distributors, LLC, a limited broker dealer affiliate of the Adviser.	N/A	N/A

Keith T. Kirk (1963)	Chief Compliance Officer since 2004, Vice President since 2007 and Secretary since 2006	Indefinite term served since 2004, 2007 and 2006, respectively	Presently, Mr. Kirk is the Chief Compliance Officer for the Adviser and MWAM Distributors, LLC, a limited broker dealer affiliate of the Adviser. He has worked for the Adviser since 2003. From 1998 through 2002, Mr. Kirk served as Vice President of Compliance for Montgomery Asset Management, LLC. As a Naval Reservist, Mr. Kirk was recalled to active duty in 2002 and 2003.	N/A	N/A

Name and Year of Birth***	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Trustee
Erik L. Cuellar (1971)	Principal Accounting Officer and Assistant Treasurer since 2006	Indefinite term served since 2006	Presently, Mr. Cuellar is the Assistant Vice President of Fund Operations for the Adviser. He has worked for the Adviser since June 2006. From 1998 through 2006, Mr. Cuellar served as Supervisor of Alternative Investments at Western Asset Management Company.	N/A	N/A

Scott Tretter (1966)	Anti-Money Laundering Compliance Officer since 2006	Indefinite term served since 2006	Presently, Mr. Tretter is a Senior Compliance Officer for the Adviser and West Gate Advisers, LLC. He has worked for the Adviser since 2005. From 2003 through 2005, Mr. Tretter served as Vice President and Senior Compliance Officer for Columbia Management (formerly Banc of America Capital Management, LLC).	N/A	N/A

Bibi Khan (1953)	Vice President Since 2007	Indefinite term served since 2007	Presently, Ms. Khan is the Vice President of Operations for the Adviser. She has worked for the Adviser since 2005. From 2003 through 2005, Ms. Khan served as Director, Securities Group Operations Manager for Columbia Management (formerly Banc of America Capital Management, LLC). From 1999 through 2003 she served as Vice President and Group Manager with Bank of America Trust Services. Ms. Khan is a Certified Trust and Financial Analyst (CFTA).	N/A	N/A

David Lippman (1958)	Executive Vice President since 2007	Indefinite term served since 2007

Mr. Lippman has been a Managing Director with the Adviser since October 2001. He has been the CEO of the Adviser since June 2008. Mr. Lippman also served as a portfolio manager with the Adviser from October 2001 until June 2008.

				N/A	N/A

Tad Rivelle (1961)	Executive Vice President since 2007	Indefinite term served since 2007	Mr. Rivelle has been the Chief Investment Officer and a Managing Director with the Adviser since August 1996.	N/A	N/A

Laird Landmann (1964)	Executive Vice President since 2007	Indefinite term served since 2007	Mr. Landmann has been a Managing Director and portfolio manager with the Adviser since August 1996.	N/A	N/A

Name and Year of Birth***	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Trustee
Steve Kane (1962)	Executive Vice President since 2007	Indefinite term served since 2007	Mr. Kane has been a portfolio manager with the Adviser since August 1996.	N/A	N/A

Shang Ni (1976)	Assistant Treasurer since 2006	Indefinite term served since 2006	Mr. Ni has served as the Controller for the Adviser since 2005. From 2003 through 2005, Mr. Ni worked as Tax Supervisor for Rothstein Kass & Co. P.C. From 1998 through 2003, he served as Senior Tax Associate with PricewaterhouseCoopers, LLP.	N/A	N/A

*	Denotes a Trustee who is not an “interested” person of the Fund as defined in the 1940 Act.
**	Denotes a Trustee who is an “interested” person of the Trust as defined in the 1940 Act, due to the relationship indicated with the Adviser.
***	For purposes of Trust business, the address for all Trustees and officers is c/o Metropolitan West Asset Management, LLC, 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025.

The Board of Trustees will consider nominees for Trustee recommended by shareholders provided that such recommendations are submitted by the date disclosed in a Fund's proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the 1934 Act. Such shareholder recommendations must be in writing and should be sent to the attention of the Board of Trustees in care of the Fund at 11766 Wilshire Blvd, Suite 1580, Los Angeles, CA 90025. Shareholder recommendations should include the proposed nominee's biographical information (including business experience for the past ten years) and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Trustee, if applicable.

COMMITTEES

The Board has an Audit Committee consisting of Messrs. King, Consiglio, Edington, Tarica, Sale and Villanueva. Mr. King is the Chairman of the Audit Committee. All of the members of the Audit Committee are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”). The Audit Committee reviews the scope and results of the Trust's annual audit with the Trust's Independent Registered Public Accountants, recommends the engagement of such accountants and approves all audit services and permissible non-audit services. The Audit Committee met two times during the fiscal year ended March 31, 2008.

The Board has a Pricing Committee consisting of Mr. Villanueva, an Independent Trustee, Joseph Hattesohl (Chief Financial Officer of the Adviser and Treasurer of the Trust) and Stephen Kane, who is a portfolio manager of the Adviser. The Pricing Committee is responsible for the fair value pricing of any securities held by the Funds as necessary. The Pricing Committee of the Trust did not meet during the fiscal year ended March 31, 2008.

SECURITY AND OTHER INTERESTS COMPENSATION

The table below sets forth the dollar range of equity securities beneficially owned by each Trustee in each portfolio of the Trust and in all registered investment companies overseen by the Trustee within the Trust’s family of investment companies, as of December 31, 2007.

Name of Trustee	Dollar Range of Equity Securities in the Funds (1)	Aggregate Dollar Range of Equity Securities in All registered Investment Companies Overseen by Director in Family of Investment Companies
INDEPENDENT TRUSTEES

Ronald J. Consiglio	None	None

David H. Edington	High Yield Bond Fund - $10,001-$50,000 AlphaTrak 500 Fund - $10,001-$50,000	$50,001-$100,000

Martin Luther King, III	None	None

Daniel D. Villanueva	Ultra Short Bond Fund - $10,001-$50,000 Low Duration Bond Fund - $10,001-$50,000 Intermediate Bond Fund - $10,001-$50,000 Total Return Bond Fund - $10,001-$50,000	$50,001-$100,000

Andrew Tarica	High Yield Bond Fund - Over $100,000 Strategic Income Fund - $50,001 to $100,000 Total Return Bond Fund – Over $100,000	over $100,000

Scott Sale, MD	AlphaTrak 500 Fund – $10,001 to $50,000	$10,001 to $50,000

INTERESTED TRUSTEES

Scott B. Dubchansky	High Yield Bond Fund – $10,001 to $50,000 AlphaTrak 500 Fund - Over $100,000 Ultra Short Bond Fund – Over $100,000	over $100,000

Keith T. Holmes	AlphaTrak 500 Fund – 50,001-$100,000 Total Return Bond Fund – Over $100,000	over $100,000

(1)	Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the “1934 Act”) include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.
(2)	Certain figures represent and include the Trustees’ economic exposure to the Funds through the deferred compensation plan. See “DEFERRED COMPENSATION PLAN” for additional details.

As of December 31, 2007, none of the Independent Trustees, or their immediate family members owned, beneficially or of record, any securities in the Adviser or principal underwriter of the Trust, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the adviser or principal underwriter of the Trust.

As of December 31, 2007, the Trustees and officers of the Trust and the Adviser, individually and as a group, owned beneficially less than 1% of the outstanding shares of the Funds.

COMPENSATION

The Trust does not pay salaries to any of its officers or fees to any of its Trustees who are affiliated with the Adviser. The Independent Trustees received an annual retainer of $12,000 and $3,000 for each meeting of the Board of Trustees attended. Mr. Holmes is not an Independent Trustee because he has provided legal services to the Adviser and its affiliates. The total compensation paid by the Trust to each Trustee during the fiscal year ended March 31, 2008 is set forth below:

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Retirement Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Scott B. Dubchansky	None	None	None	None
Keith T. Holmes*	$24,000	None	None	$24,000
Ronald J. Consiglio	$22,500	None	None	$22,500
David H. Edington*	$21,000	None	None	$21,000
Martin Luther King III	$19,500	None	None	$19,500
Scott Sale, MD*	$21,000	None	None	$21,000
Andrew Tarica	$22,500	None	None	$22,500
Daniel D. Villanueva*	$24,000	None	None	$24,000

*	Messrs. Edington, Holmes, Sale and Villanueva participated in a deferred compensation plan for certain eligible Trustees of the Trust during the last fiscal year. As of March 31, 2008, the total value of deferred compensation was $54,332.32 for Mr. Edington, $133,655.73 for Mr. Holmes, $35,433.33 for Mr. Sale and $64,484.80 for Mr. Villanueva. The deferred compensation plan is discussed in more detail below.

DEFERRED COMPENSATION PLAN

The Trust has an unfunded, non-qualified deferred compensation plan (the “Plan”) for certain eligible Trustees. The Plan allows Trustees to defer some or all of their annual trustees’ fees otherwise payable by the Trust for a minimum of three years. The fees deferred are posted to a bookkeeping account maintained by the Trust. The various series of the Trust will use the returns on those Funds selected by the Trustee to determine the income, gains and losses to allocate to the account. At the time for commencing distributions from a Trustee’s deferral account, which is no later than when the Trustee ceases to be a member of the Board of Trustees, deferred fees will be paid out in a single sum in cash or a maximum of ten annual installments.

CODE OF ETHICS

The Funds and the Adviser have adopted a Code of Ethics under Rule 17j-l of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the “Advisers Act”) that (i) establish procedures for personnel with respect to personal investing; (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the Funds; and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the Funds. The Code of Ethics is available at www.sec.gov under the Metropolitan West Funds, or will be provided upon request.

PROXY VOTING POLICIES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of each Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the proxy voting policies adopted by the Adviser (“Adviser’s Proxy Policies”) and a record of each proxy voted by the Adviser on behalf of the Funds. In addition, the Adviser shall notify the Board of material changes to the Adviser’s Proxy Policies.

The Adviser’s Proxy Policies underscore the Adviser’s concern that all proxy voting decisions be made in the best interests of the Funds and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Funds.

Certain of the Adviser’s proxy voting guidelines are summarized below:

•	The Adviser votes for the election of uncontested directors recommended by management.

•	The Adviser votes against management proposals to adopt a poison pill or to permit the payment of greenmail.

•	The Adviser votes against management proposals to eliminate or limit the ability of shareholders to call special meetings.

•	The Adviser votes for the election of auditors recommended by management unless management is seeking to replace the current auditors in a dispute over policies.

•	The Adviser votes against proposals to require super-majority votes or to stagger board members’ terms.

•	The Adviser votes against proposals requesting excessive increases in authorized common or preferred shares where management provides insufficient explanation for such action.

•	The Adviser will consider proposals regarding stock option plans on a case-by-case basis.

Although many proxy proposals can be voted in accordance with the Adviser’s Proxy Policies, some proposals will require special consideration or will require that the Adviser make an exception to its policies. In those situations, the Adviser will make a decision on a case-by-case basis. If the Adviser determines that the costs of voting on a proposal outweigh the expected benefits, the Adviser may abstain from voting on the proposal.

Where a proxy proposal raises a material conflict between the interests of the Adviser, the Funds’ principal underwriter, or an affiliated person of the Adviser or the principal underwriter and that of one or more Funds, the Adviser will resolve the conflict as follows:

•

To the extent the matter is specifically covered by the Adviser’s Proxy Policies and the Adviser has little or no discretion to deviate from such policies with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

•

To the extent the Adviser’s Proxy Policies include a pre-determined voting policy for various proposals and the Adviser has discretion to deviate from such policy or there is no applicable pre-determined voting policy, the Adviser shall disclose the conflict to the Board and obtain the Board’s consent to the proposed vote prior to voting on such proposal unless directed otherwise by the Board. To enable the Board to make an informed decision regarding the vote in question, the Adviser shall disclose to the Board sufficient detail regarding the matter to be voted on and the nature of the conflict of interest. Alternatively, after receiving such disclosure, the Board may direct the Adviser to vote the proxy in accordance with the recommendation of an independent third party. If the Board does not respond to a conflict disclosure request or denies the request, or if the third party recommendation is not timely received, the Adviser will abstain from voting the securities held by the relevant Funds.

The Trust is required to file Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX for each Fund is available without charge, upon request, by calling toll-free (800) 241-4671 and on the SEC’s website at www.sec.gov.

ANTI-MONEY LAUNDERING POLICY

The Trust has adopted an Anti-Money Laundering Policy (the “AML Policy”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA Patriot Act”). To ensure compliance with this law, the AML Policy provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the AML Policy. Procedures to implement the AML Policy include, but are not limited to, determining that the Funds' Distributor and Transfer Agent have established proper anti-money laundering and customer identification procedures, reported suspicious and/or fraudulent activity and reviewed all new opening account applications. As a result of the AML Policy, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act (such actions generally are taken by the Funds’ servicing agents on behalf of the Trust).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Listed in the table below are shareholders deemed to be control persons or principal owners of a Fund, as defined in the 1940 Act. Control persons are presumed to control a Fund for purposes of voting on matters submitted to a vote of shareholders due to their beneficial ownership of 25% or more of the outstanding voting securities of a Fund. Principal holders own of record or beneficially 5% or more of a Fund’s outstanding voting securities. As of June 30, 2008, the following persons owned beneficially more than 5% of the outstanding voting shares of the Funds noted:

FUND	PERCENT OWNERSHIP
ULTRA SHORT BOND FUND – CLASS M
Charles Schwab & Co., Inc. Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	60.92%

National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281	26.84%

Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	5.32%

ULTRA SHORT BOND FUND – CLASS I

Wells Fargo Bank NA P.O. Box 1533 Minneapolis, MN 55480	41.56%

National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281	26.19%

Charles Schwab & Co., Inc. Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	26.06%

LOW DURATION BOND FUND – CLASS M:

National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281	60.77%

Charles Schwab & Co., Inc. Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	19.74%

LOW DURATION BOND FUND – CLASS I:

LPL Financial Services 9785 Towne Centre Drive San Diego, CA 92121	29.68%

Charles Schwab & Co., Inc. Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	16.46%

National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281	12.46%

Wells Fargo Bank NA P.O. Box 1533 Minneapolis, MN 55480	5.89%

INTERMEDIATE BOND FUND – CLASS M

Charles Schwab & Co., Inc. Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	80.66%

INTERMEDIATE BOND FUND – CLASS I

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	28.63%

Saxon & Co P.O. Box 7780-1888 Philadelphia, PA 19182	16.16%

Lenoir Memorial Hospital, Inc. P.O. Box 1678 Kinston, NC 28503	15.19%

Saxon & Co P.O. Box 7780-1888 Philadelphia, PA 19182	10.65%

Wachovia Bank NA 1525 West W T Harris Blvd Charlotte, NC 28288	7.41%

National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281	6.32%

TOTAL RETURN BOND FUND – CLASS M:

Charles Schwab & Co., Inc. Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	46.57%

National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281	12.39%

Merrill Lynch Pierce Fenner & Smith Inc. 4800 Deer Lake Drive East, 3rd Floor Jacksonville, Fl 32246	9.19%

Citigroup Global Markets, Inc. 333 West 34th Street, 3rd Floor New York, NY 10001	5.85%

TOTAL RETURN BOND FUND – CLASS I:

LPL Financial Services 9785 Towne Centre Drive San Diego, CA 92121	18.98%

Charles Schwab & Co., Inc. Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	16.17%

National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281	5.59%

HIGH YIELD BOND FUND – CLASS M

Charles Schwab & Co., Inc. Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	60.80%

National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281	16.44%

Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103	6.43%

HIGH YIELD BOND FUND – CLASS I

Sacramento County Employees Retirement System P.O. Box 627 Sacramento, CA 95814	24.82%

State Universities Retirement System of Illinois 1901 Fox Dr. Champaign, IL 61820	19.94%

San Diego City Employees Retirement System 11766 Wilshire Boulevard, Suite 1580 Los Angeles, CA 90025	12.72%

Charles Schwab & Co., Inc. Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	7.49%

T Rowe Price Retirement Plan Services Inc. 4515 Painters Mill Rd. Owings Mills, MD 21117	7.10%

Wells Fargo Bank NA Tree Top, Inc. Pension Plan MF/LP P.O. Box 1533 Minneapolis, MN 55480	6.50%

STRATEGIC INCOME FUND – CLASS M

Charles Schwab & Co., Inc. Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	45.67%

National Financial Services LLC 200 Liberty Street One World Fiancial Center New York, NY 10281	35.06%

PFPC Inc. as Agent for PFPC Trust FBO Morningstar Wrap Program Customers 760 Moore Road King of Prussia, PA 19406	9.22%

STRATEGIC INCOME FUND – CLASS I

Northern Trust FBO Banner Health P.O. Box 92956 Chicago, IL 60675	85.15%

ALPHATRAK 500 FUND – CLASS M

National Financial Services LLC 200 Liberty Street One World Fiancial Center New York, NY 10281	20.97%

Memorial Hospital of South Bend Inc. 615 N. Michigan St. South Bend, IN 46601	14.20%

Charles Schwab & Co Inc. Custody Account FBO Customers 101 Montgomery St. San Francisco, CA 94104	13.99%

Gettysburg College 300 North Washington Street Gettysburg, PA 17325	11.01%

Trinity Health Holy Cross Employees Retirement Trust Retirement Health Care Plan 27870 Cabot Drive Novi, MI 48377	10.86%

Community Foundation of Northern IL 946 N. Second Street Rockford, IL 61107	7.06%

First Source Bank Custodian FBO Memorial Health System 615 North Michigan South Bend, IN 46601	6.52%

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Investment Advisory Agreement between the Trust and the Adviser states that in connection with its duties to arrange for the purchase and sale of securities held in the portfolio of each Fund by placing purchase and sale orders for that Fund, the Adviser shall select such broker-dealer (“brokers”) as shall, in the Adviser’s judgment, implement the policy of the Trust to achieve “best execution”, i.e., placing trades in ways that are intended to capture the maximum value of the investment ideas, giving due regard to all of the circumstances in which the trade is placed. In making such selection, the Adviser is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker.

The Adviser normally causes the Funds to purchase and sell portfolio securities on a principal basis from the owner or purchaser of the security, such as a broker-dealer. Those principal trades do not involve the payment of a commission and, therefore, are not permitted to be used to generate soft dollar benefits. In rare situations where a Fund pays a commission, the following discussion would apply: The Adviser is also authorized by the Agreement to consider whether the broker provides brokerage and/or research services to the Funds and/or other accounts of the Adviser. The Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Adviser that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities as to the accounts as to which it exercises investment discretion and that the Adviser shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Adviser shall be prepared to show that commissions paid (i) were for purposes contemplated by the Agreement; (ii) were for products or services which provide lawful and appropriate assistance to the Adviser’s decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information assisting the Trust in the valuation of the Funds’ investments. The research which the Adviser may receive for the Funds’ brokerage commissions, whether or not useful to a Fund, may be useful to the Adviser in managing the accounts of the Adviser’s other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to any Fund. The Adviser may receive typical unsolicited research materials routinely sent by broker-dealers to their clients.

In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a “net” basis as well. On occasion, certain money market instruments may be purchased by the Funds directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

For the fiscal years ended March 31, 2006, 2007 and 2008, brokerage commissions (as opposed to dealer mark-ups) paid by the Funds were as follows: ULTRA SHORT BOND FUND — $2,124 for 2006, $12,723 for 2007 and $35,979 for 2008; LOW DURATION BOND FUND — $12,833 for 2006, $71,949 for 2007 and $394,318 for 2008; INTERMEDIATE BOND FUND — $210 for 2006, $5,040 for 2007 and $22,521 for 2008; TOTAL RETURN BOND FUND – $48,634 for 2006, $135,274 for 2007 and $763,784 for 2008; HIGH YIELD BOND FUND— $5,179 for 2006, $891 for 2007 and $2,156 for 2008; STRATEGIC INCOME FUND — $45,940 for 2006, $17,686 for 2007 and $152,037 for 2008; and ALPHATRAK 500 FUND — $15,185 for 2006, $18,459 for 2007 and $44,652 for 2008. The Adviser has not obtained any soft dollar benefits from transactions by the Funds since their respective inception dates.

Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The value of each Fund’s aggregate holdings of securities of its regular broker-dealers as of March 31, 2008 is as follows:

Fund Name	Issuer	Value of Fund’s Aggregate Holdings of Issuer
ULTRA SHORT BOND FUND	Goldman Sachs & Co. Citigroup Global Markets Inc. Credit Suisse First Boston Bank of America Corp. Lehman Brothers Holdings, Inc. JP Morgan Chase and Co. Merrill Lynch & Co., Inc.	$ $ $ $ $ $ $	15,304,150 7,777,414 3,838,580 2,588,821 1,786,003 1,568,409 1,063,967
LOW DURATION BOND FUND	Bank of America Corp. JP Morgan Chase and Co. Merrill Lynch & Co., Inc. Citigroup Global Markets Inc. Lehman Brothers Holdings, Inc. Credit Suisse First Boston Goldman Sachs & Co	$ $ $ $ $ $ $	54,527,631 44,618,295 35,811,308 34,419,974 33,261,038 30,246,932 11,610,614
INTERMEDIATE BOND FUND

Lehman Brothers Holdings, Inc.

Goldman Sachs & Co

JP Morgan Chase and Co.

Bank of America Corp.

Citigroup Global Markets Inc.

Merrill Lynch & Co., Inc.

Greenwich Capital Markets, Inc.

Credit Suisse First Boston

		$ $ $ $ $ $ $ $	4,237,939 2,811,689 2,247,728 1,812,143 1,239,776 1,152,050 492,413 360,158
TOTAL RETURN BOND FUND

JP Morgan Chase and Co.

Credit Suisse First Boston

Bank of America Corp.

Citigroup Global Markets Inc.

Lehman Brothers Holdings, Inc.

Greenwich Capital Markets, Inc.

Merrill Lynch & Co., Inc.

Goldman Sachs & Co

		$ $ $ $ $ $ $ $	151,374,571 92,464,665 77,214,971 63,912,839 63,054,067 53,530,502 45,386,078 26,254,646
HIGH YIELD BOND FUND	Bank of America Corp. Citigroup Global Markets Inc. Lehman Brothers Holdings, Inc. Goldman Sachs & Co JP Morgan Chase and Co.	$ $ $ $ $	1,272,362 1,117,475 687,046 194,625 170,327
STRATEGIC INCOME FUND	Citigroup Global Markets Inc. Lehman Brothers Holdings, Inc. Credit Suisse First Boston Bank of America Corp. JP Morgan Chase and Co. Merrill Lynch & Co., Inc. Goldman Sachs & Co	$ $ $ $ $ $ $	15,404,062 11,365,586 9,192,663 2,820,282 2,189,555 1,203,128 1,147,500

ALPHATRAK 500 FUND	Lehman Brothers Holdings, Inc. Goldman Sachs & Co Citigroup Global Markets Inc. Merrill Lynch & Co., Inc. Credit Suisse First Boston JP Morgan Chase and Co. Bank of America Corp.	$ $ $ $ $ $ $	4,125,152 3,335,650 2,783,279 2,333,333 1,173,243 433,118 205,155

INVESTMENT ADVISORY SERVICES

The Adviser, Metropolitan West Asset Management, LLC, with principal offices at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, is a registered investment adviser and was organized as a California limited liability company in 1996.

Under the Investment Advisory Agreement relating to the Funds (the “Advisory Agreement”), the Adviser provides the Funds with investment management services. As compensation for these services, each Fund pays management fees at an annualized rate of its average daily net assets, as described in the Prospectus. For the fiscal years ended March 31, 2006, 2007 and 2008, the amounts of the advisory fees earned by the Adviser and the amounts of the reductions in fees and reimbursements of expenses by the Adviser as a result of the expense limitations and fee waivers described in the Prospectus, were as follows:

	Fiscal Year ended March 31, 2008		Fiscal Year ended March 31, 2007		Fiscal Year ended March 31, 2006
	Contractual Advisory Fees	Advisory Fees Reduced and Expenses Reimbursed by Adviser	Contractual Advisory Fees	Advisory Fees Reduced and Expenses Reimbursed by Adviser	Contractual Advisory Fees	Advisory Fees Reduced and Expenses Reimbursed by Adviser
ULTRA SHORT BOND FUND	$762,668	$115,430	$678,517	$178,062	$694,396	$206,505
LOW DURATION BOND FUND	$5,599,975	$173,746	$3,705,045	$224,360	$2,220,697	$177,911
INTERMEDIATE BOND FUND	$430,250	$130,872	$329,650	$158,390	$202,111	$147,159
TOTAL RETURN BOND FUND	$13,494,172	$155,516	$6,685,598	$225,766	$4,795,432	$256,059
HIGH YIELD BOND FUND	$506,017	$180,613	$372,014	$191,390	$308,988	$182,919
STRATEGIC INCOME FUND	$3,116,813	$0	$2,582,621	$0	$2,973,021	$0
ALPHATRAK 500 FUND	$11,259	$0	$1,017,111	$0	$267,921	$0

The Board of Trustees of the Trust, including the Independent Trustees, approved the Advisory Agreement with respect to the Funds pursuant to Section 15(c) of the 1940 Act at a meeting called for the purpose of voting on such approval. Before approving the Advisory Agreement, the Board evaluated information provided by the Adviser. The Board considered a number of factors with respect to each of the Funds. Based on this review, the full Board, and by separate vote, the Independent Trustees, concluded that the advisory fees to be paid by the Funds, as well as the proposed expenses of the Funds, are fair, both absolutely and in comparison with those of other mutual funds in the industry. Shareholder reports (normally the semi-annual report) will provide a discussion of the basis for the Board’s decision to renew the Investment Advisory Agreement with respect to each Fund.

The Adviser has agreed in an Operating Expenses Agreement with the Trust to limit each Fund’s expenses as described in the Prospectus. The Operating Expenses Agreement has a one-year term, renewable at the end of each fiscal year. Each Fund has agreed to reimburse the Adviser, for a period of up to three years, for any such payments to the extent that the Fund’s operating expenses are otherwise below its expense cap (excluding the ALPHATRAK 500 FUND and the STRATEGIC INCOME FUND, which shall reimburse the Adviser to the extent that the Fund’s “other expenses” as described in the Prospectus, are below an agreed-upon cap). The Adviser’s obligation will not be recorded as a liability on the books of the applicable Fund to the extent that the total operating expenses (“other expenses” with respect to the ALPHATRAK 500 FUND and the STRATEGIC INCOME FUND) of the Fund are at or above the expense cap. However, if the total operating expenses (“other expenses” with respect to the ALPHATRAK 500 FUND and the STRATEGIC INCOME FUND) of a Fund fall below the expense cap, the reimbursement to the Adviser (up to the cap) will be accrued by the Fund as a liability if the Adviser seeks to recoup those amounts and the Independent Trustees have approved that reimbursement. The Adviser may not request or receive reimbursement from a Fund for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the current fiscal year. Certain officers and trustees of the Funds are also officers and directors of the Adviser.

PORTFOLIO MANAGERS

Other Accounts Managed

The following tables provide information about funds and accounts, other than the Funds, for which the Funds’ portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2008.

Tad Rivelle

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	8	$3,718.35	0	$0

Other Pooled Investment Vehicles:	2	$47.60	2	$47.60

Other Accounts:	174	$14,373.93	19	$2,361.64

Stephen Kane, CFA

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	8	$3,718.35	0	$0

Other Pooled Investment Vehicles:	1	$47.17	1	$47.17

Other Accounts:	174	$14,373.93	19	$2,361.64

Laird R. Landmann

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	8	$3,718.35	0	$0

Other Pooled Investment Vehicles:	1	$47.17	1	$47.17

Other Accounts:	174	$14,373.93	19	$2,361.64

Mitch Flack

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	5	$3,307.22	0	$0

Other Pooled Investment Vehicles:	1	$6.12	1	$6.12

Other Accounts:	0	$0	0	$0

Jamie Farnham

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	5	$3,307.22	0	$0

Other Pooled Investment Vehicles:	2	$47.60	2	$47.60

Other Accounts:	0	$0	0	$0

Gino Nucci

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	5	$3,307.22	0	$0

Other Pooled Investment Vehicles:	2	$47.60	2	$47.60

Other Accounts:	0	$0	0	$0

Description of Compensation. The Adviser’s compensation program for its investment professionals is designed to be competitive and appropriate to attract and retain the highest caliber employees. Compensation of investment professionals primarily reflects their ability to generate long-term investment success on behalf of Client accounts. Portfolio managers who serve as Partners in the Adviser receive a salary plus their pro rata share of the Adviser’s profits (if any). Portfolio Managers who are not equity owners of the Adviser receive an annual salary plus the possibility of cash bonus. In certain instances, an individual can serve as a Portfolio Manager and receive a cash salary plus bonus compensation based upon the revenue (or profit) received by the firm due to a specific product line. Investment professionals also receive contributions under the Adviser’s Profit Sharing/401(k) Plan. In general, MWAM’s overall profitability determines the total amount of incentive compensation available to investment professionals.

An investment professional’s total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team’s dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser’s leadership criteria.

Potential Conflicts of Interest. The Adviser’s portfolio managers are subject to a number of potential conflicts of interest. For example, the Adviser’s portfolio managers are responsible for the management of more than one account. Management of more than one account leads to the potential for the allocation of particular transactions in a way that may favor one account over another. The side-by-side management of a Fund, separate accounts, proprietary accounts and pooled investment vehicles may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. In addition, certain trading practices, such as the potential for cross trading between a Fund and another account or the allocation of limited investment opportunities, raise conflicts of interest. The principal types of potential conflicts of interest that may arise are discussed below. Although the Trust and the Adviser have adopted procedures that they believe are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in fully mitigating such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

•

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of a particular initial public offering.

•

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the portfolio manager will place the order in a manner intended to result in as favorable a price as possible for such client.

•

A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser receives a performance-based advisory fee, the portfolio manager may have an incentive to favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. This structure may create inherent pressure to allocate investments having a greater potential for higher returns to those Accounts with higher performance fees.

•

A portfolio manager may have an incentive to favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

•

With respect to securities transactions for the Funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution. The Adviser aggregates like orders where it believes doing so is beneficial to the accounts. However, with respect to certain separate accounts, the Adviser may be limited by clients or other constraints with respect to the selection of brokers or it may be instructed to direct trades through particular brokers. In these cases, the Adviser may place separate, non-simultaneous transactions for the Funds and another Account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, the Trust and the Adviser seek to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

The Adviser has in place a Code of Ethics (“the Code”) designed to minimize conflicts of interest between clients and Access Persons such as Portfolio Managers. See the discussion labeled “Code of Ethics” for more information. The Advisor also reviews potential conflicts of interest through its Trading and Allocation Committee.

Ownership of Securities. The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Funds as of March 31, 2008.

Dollar Range of Fund Shares Beneficially Owned
Ultra Short Bond Fund
Tad Rivelle	over $1,000,000
Laird Landmann	$100,001-$500,000
Stephen Kane	$50,001-$100,000
Mitch Flack	$100,001-$500,000

Low Duration Bond Fund
Tad Rivelle	over $1,000,000
Stephen Kane	None
Laird R. Landmann	$1-$10,000

Intermediate Bond Fund
Tad Rivelle	None
Stephen Kane	None
Laird R. Landmann	None

Total Return Bond Fund
Tad Rivelle	$100,001-$500,000
Stephen Kane	None
Laird R. Landmann	None

High Yield Bond Fund
Laird R. Landmann	None
Stephen Kane	$10,001-$50,000
Gino Nucci	None
Jamie Farnham	None

Strategic Income Fund
Tad Rivelle	$100,001-$500,000
Stephen Kane	$10,001-$50,000
Laird R. Landmann	$100,001-$500,000

AlphaTrak 500 Fund
Tad Rivelle	$50,001-$100,000
Laird Landmann	$50,001-$100,000
Stephen Kane	$50,001-$100,000

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted a policy regarding disclosure of the Funds’ portfolio holdings. The Funds currently disclose portfolio holdings with respect to holdings at the end of the second and fourth quarters in their semi-annual and annual reports to shareholders, and with respect to holdings at the end of the first and third quarters in their Form N-Q reports, which are available at www.sec.gov and www.mwamllc.com.

Quarterly holdings reports will be provided to any requestor as of the most recent quarter, delayed by a period of at least 15 calendar days. The Funds may terminate or modify this policy at any time without further notice to shareholders. The Funds disclose holdings data more frequently to service providers (such as the Funds’ auditors, custodian and transfer agent) to permit those service providers to perform their functions for the Funds. Such disclosures are made to service providers that have a duty of confidentiality to the Funds. (An exception is Charles River Systems, Inc., which provides an automated portfolio compliance system to the Adviser via a service contract which includes a confidentiality clause. The contract also permits Charles River to access Adviser’s licensed portfolio compliance system remotely. Through such access, Charles River has the capability to view Fund portfolio holdings. Certain consultants of various types retained by the Adviser from time to time occasionally have access to Fund portfolio holdings in the course of their consulting work. Such consultants similarly are bound by a confidentiality agreement.) The recipient of the information must agree in writing to maintain the confidentiality of the information. Alternatively, the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

Current or quarterly portfolio holdings may be disclosed to governmental authorities pursuant to applicable laws or regulations, or a judicial, regulatory or other similar request. Information regarding the characteristics of a Fund portfolio, such as its current credit quality or duration, may be provided upon request, subject to the discretion of the Funds’ officers. Exceptions to the Funds’ portfolio holdings disclosure policies may be granted only by an Officer of the Funds or the Chief Executive Officer of the Adviser upon a determination that the release of information would be appropriate for legitimate business purposes, and must be reported quarterly to the Board of Trustees. There is no guarantee that the Funds’ policies on the use and dissemination of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of such information.

ADMINISTRATIVE AND ACCOUNTING SERVICES

The Funds have a Services Agreement with PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) (the “Administrator”), which has offices at 760 Moore Road, King of Prussia, Pennsylvania 19406. The Services Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required filings necessary to maintain the Funds’ qualifications and/or registrations to sell shares in all states where each Fund currently does, or intends to do, business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Funds’ servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary each Fund’s daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. As part of the Services Agreement, PNC Global Investment Servicing also serves as the accounting agent for the Funds and maintains the accounting books and records of the Funds, calculates the Funds’ net asset value in accordance with the provisions of the Funds’ current prospectus and prepares for Fund approval and use various government reports, tax returns and proxy materials. The amount of administrative and accounting services fees paid by each Fund for the last three fiscal years is as follows:

Administration and Accounting Fees
Fiscal Year Ended	Ultra Short Bond Fund	Low Duration Bond Fund	Intermediate Bond Fund	Total Return Bond Fund	High Yield Bond Fund	Strategic Income Fund	AlphaTrak 500 Fund
March 31, 2008	$153,551	$697,234	$88,493	$1,368,926	$81,562	$212,109	$96,634
March 31, 2007	$167,515	$596,345	$88,964	$900,623	$79,735	$149,567	$108,997
March 31, 2006	$200,768	$458,071	$77,514	$798,464	$80,179	$160,601	$107,273

CUSTODIAN AND TRANSFER AGENT

The Bank of New York, located at One Wall Street, New York, New York 10286, serves as the Funds’ custodian under a separate Custody Agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund’s securities, and (v) makes periodic reports to the Board of Trustees concerning each Fund’s operations. Pursuant to applicable rules, The Bank of New York also acts as the Fund’s foreign custody manager.

Pursuant to applicable rules, the Funds also maintain futures accounts with Lehman Brothers and Citigroup Global Markets Inc., both of which are investment banks. Because of margin requirements for futures transactions, certain Funds assets occasionally may be held in the accounts instead of with the Funds’ custodian.

PNC Global Investment Servicing (U.S.) Inc. serves as the transfer agent for the Funds under the Services Agreement.

DISTRIBUTOR

PFPC Distributors, Inc. (the “Distributor”), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, is a broker-dealer affiliated with the Administrator, and acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s shares. After its initial term of two years, the Underwriting Agreement between the Funds and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of each Fund (as defined in the 1940 Act) and (ii) a majority of the Independent Trustees, in each case cast in person at a meeting called for the purpose of voting on such agreement. The Underwriting Agreement may be terminated without penalty by the parties thereto upon 60 days’ written notice, and it is automatically terminated in the event of its assignment as defined in the 1940 Act.

SHARE MARKETING PLAN

The Trust has adopted a Share Marketing Plan (or Rule 12b-1 Plan) (the “12b-1 Plan”) with respect to the Funds pursuant to Rule 12b-1 under the 1940 Act. The Distributor serves as the Distribution Coordinator under the 12b-1 Plan and, as such, receives for disbursement any fees paid by the Funds pursuant to the 12b-1 Plan.

On April 1, 1997, the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan adopted the 12b-1 Plan for Class M shares of the ULTRA SHORT BOND FUND, LOW DURATION BOND FUND and TOTAL RETURN BOND FUND. On May 18, 1998, the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan, adopted the Plan for the ALPHATRAK 500 FUND. On June 10, 2002, the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan, adopted the Plan for Class M shares of the HIGH YIELD BOND FUND and INTERMEDIATE BOND FUND. On May 19, 2003, the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan, adopted the 12b-1 Plan for Class M shares of the STRATEGIC INCOME FUND. The Funds’ Rule 12b-1 plan covers the Class M shares of each of the Funds. The 12b-1 Plan also covers the Administrative Class shares of the Low Duration Bond Fund and Total Return Bond Fund.

Under the 12b-1 Plan, each Fund pays distribution fees to the Distribution Coordinator at an annual rate of up to 0.25% of the Fund’s aggregate average daily net assets to reimburse expenses incurred in connection with the promotion and distribution of each Fund’s shares. The TOTAL RETURN BOND FUND and LOW DURATION BOND FUND began accruing for Rule 12b-1 expenses on April 1, 2000. The HIGH YIELD BOND FUND began accruing for Rule 12b-1 expenses on October 1, 2002. The INTERMEDIATE BOND FUND began accruing for Rule 12b-1 expenses on July 2, 2003. The ULTRA SHORT BOND FUND and STRATEGIC INCOME FUND began accruing for Rule 12b-1 expenses on July 3, 2003. The Adviser has undertaken to limit the 12b-1 Plan expenses to 0.21% for the TOTAL RETURN BOND FUND, 0.19% for the LOW DURATION BOND FUND, 0.21% for the INTERMEDIATE BOND FUND and 0.16% for the ULTRA SHORT BOND FUND for the fiscal year ending March 31, 2008. The ALPHATRAK 500 FUND is presently waiving all Rule 12b-1 fees.

The 12b-1 Plan provides that the Distribution Coordinator may use the Rule 12b-1 distribution fees received from a Fund only to pay for the distribution and shareholder servicing expenses of the Fund. Distribution fees are accrued daily and paid monthly, and are charged as expense of the shares as accrued.

A Fund is not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed to the Distribution Coordinator. Using its own resources, the Adviser may pay distribution and other fees and expenses in excess of the distribution fee under agreements with certain intermediaries (such as but not limited to broker-dealers, banks, employee benefit plan alliances, recordkeepers or other financial institutions) under selling or servicing agreements for the Funds.

The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The 12b-1 Plan (and any distribution agreement between the Trust, the Distributor or the Adviser and a selling agent) may be terminated without penalty upon at least 60-days’ notice by the Distributor or the Adviser, or by the Trust by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the 1940 Act).

All distribution fees paid by the Funds under the 12b-1 Plan will be paid in accordance with NASD Conduct Rule 2830, as such Rule may change from time to time. Pursuant to the 12b-1 Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses on behalf of each Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the 1940 Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.

For the fiscal year ended March 31, 2008, the ULTRA SHORT BOND FUND paid fees under the 12b-1 Plan consisting of approximately $244,770.85 as compensation and shareholder servicing fees to broker/dealers, recordkeepers and other intermediaries that provide shareholder services. For the fiscal year ended March 31, 2008, the LOW DURATION BOND FUND paid fees under the 12b-1 Plan consisting of approximately $1,880,164.48 as compensation and shareholder servicing fees to broker/dealers, recordkeepers and other intermediaries that provide shareholder services. For the fiscal year ended March 31, 2008, the INTERMEDIATE BOND FUND paid fees under the 12b-1 Plan consisting of approximately $24,347.06 as compensation and shareholder servicing fees to broker/dealers, recordkeepers and other intermediaries that provide shareholder services. For the fiscal year ended March 31, 2008, the TOTAL RETURN BOND FUND paid fees under the 12b-1 Plan consisting of approximately $3,508,268.69 as compensation and shareholder servicing fees to broker/dealers, recordkeepers and other intermediaries that provide shareholder services. For the fiscal year ended March 31, 2008, the HIGH YIELD BOND FUND paid fees under the 12b-1 Plan consisting of approximately $89,263.53 as compensation and shareholder servicing fees to broker/dealers, recordkeepers and other intermediaries that provide shareholder services. For the fiscal year ended March 31, 2008, the STRATEGIC INCOME FUND paid fees under the 12b-1 Plan consisting of approximately $198,644.70 as compensation and shareholder servicing fees to broker/dealers, recordkeepers and other intermediaries that provide shareholder services. These amounts reflect actual payments made by the Funds net of reimbursement by the Adviser. The Funds did not have any unreimbursed expenses carried over to future years.

In addition, Adviser and its affiliates may, at their own expense and out of their own legitimate profits or other resources, pay additional compensation to an authorized broker-dealer, investment adviser, financial adviser, retirement plan administrator, insurance company, or other financial intermediary that has entered into a distribution agreement, service agreement or other type of arrangement with Adviser, the Distributor or the Funds (“Authorized Firms”) for selling or servicing one or more class of Fund shares. Authorized Firms that receive these payments may be affiliated with Adviser. Payments may relate to selling and/or servicing activities, such as: access to an Authorized Firm's customers or network; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesaling activities; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities. Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer certain Funds as part of a special preferred-list or other preferred treatment program. Additional compensation creates a potential conflict of interest in the form of an additional financial incentive to a registered representative of an Authorized Firm to recommend the purchase of the Funds over another mutual fund or another investment option. As of March 31, 2008, the Adviser has entered into arrangements to make additional distribution related payments to the following Authorized Firms: Ameriprise; Bear, Stearns (now part of JP Morgan Chase); Bidwell & Co.; Charles Schwab; Citigroup Capital Markets Fidelity Investments; Fidelity Brokerage Services; Great West; National Financial Services Corp; Massachusetts Mutual Life Company; Merrill Lynch; Morgan Stanley; Nationwide Financial Services; Prudential; TD Ameritrade; UBS. Inclusion on this list does not imply that the additional compensation paid to such Authorized Firms necessarily constitutes “special cash compensation” as defined by NASD Conduct Rule 2830(l)(4). Adviser will update this listing annually and interim arrangements may not be reflected. Adviser and the Funds assume no duty to notify any investor whether an Authorized Firm through which he/she invests should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan that allows each Fund to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Fund shareholders who invest in the Administrative Class shares of the Fund through the intermediary. The fee is payable at an annual rate not to exceed 0.25% of the Fund's average daily net assets invested through the intermediary, or such lower amount specified in the then-current prospectus (which currently specifies 0.20%). Because these fees are paid out of the Fund's assets, over time these fees will also increase the cost of a shareholder's investment in the Administrative class shares of the Fund.

The shareholder services that may be provided under the Shareholder Servicing Plan are non-distribution shareholder services that the intermediary provides with respect to Administrative class shares of the Fund owned from time to time by customers of the intermediary. Such services include but are not limited to (i) transfer agent and sub-transfer agent type of services for beneficial owners of those Fund shares, (ii) aggregating and processing purchase and redemption orders for Fund shareholders, (iii) providing beneficial owners of Fund shares who are not record owners with statements showing their positions in the Fund, (iv) processing dividend payments for Fund shares, (v) providing sub-accounting services for Fund shares held beneficially, (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updated prospectuses to beneficial owners of Fund shares who are not record owners, (vii) receiving, tabulating and transmitting proxies executed by beneficial owners of Fund shares who are not record owners, (viii) responding generally to inquiries these shareholders have about the Fund or Funds, and (ix) providing such other information and assistance to these shareholders as they may reasonably request.

NET ASSET VALUE

As stated in the Prospectus, the net asset value per share of each Fund’s shares will be determined at the close of the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. ET, but the NYSE sometimes closes earlier) on each day that the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may, however, close on days not included in that announcement. No Fund is required to compute its net asset value on any day on which no order to purchase or redeem its shares is received. The daily net asset value may not reflect the closing market price for all futures contracts held by the Funds because the markets for certain futures contracts close shortly after the time net asset value is calculated.

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees. The Funds currently receive security prices from FT Interactive Data Corporation (“FT IDC”) Loan Pricing Corporation and other independent pricing vendors. FT IDC, Standard & Poor’s JJ Kenney, and Bloomberg L.P. are regarded as some of the more common sources of readily available pricing information for fixed-income securities. Prices provided by FT IDC and other private vendors also may be based on quotations from one or more market makers.

The Funds use a benchmark pricing system to the extent vendors’ prices for securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, initially selects a proxy comprised of a relevant security (i.e., U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The Adviser adjusts the value of the security daily based on changes to the market price of the assigned benchmark. Once each month, the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. Although the Adviser believes that benchmark pricing is the most reliable method for pricing securities not priced by FT IDC or others, there is no assurance that the benchmark price reflects the actual price for which a Fund could sell a security. The accuracy of benchmark pricing depends on the judgment of one or more market makers regarding a security’s market price, as well as the choice of the appropriate benchmark, subject to review by the Adviser. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed at least annually by the Board of Trustees.

Debt securities which mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value).

Fixed income securities can be complicated financial instruments. There are many methodologies (including computer based analytical modeling and “individual security evaluations”) available to generate approximations of their market value, and there is significant professional disagreement about which is best. No evaluation method may consistently generate approximations that correspond to actual “traded” prices of the instruments. Evaluations may not reflect the transaction price at which an investment can be purchased or sold in the market.

Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the latest bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. S&P 500 futures contracts generally are valued at the first sale price after 4:00 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which the applicable contract is traded. Changes to market closure times may alter when futures contracts are valued.

Trading in securities listed on foreign securities exchanges is normally completed before the close of regular trading on the NYSE. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the NYSE is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Events affecting the value of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees. These guidelines generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Valuing a security at a fair value involves relying on a good faith value judgment made by individuals rather than on price quotations obtained in the marketplace. Although intended to reflect the actual value at which securities could be sold in the market, the fair value of one or more securities could be different from the actual value at which those securities could be sold in the market. Therefore, if a shareholder purchases or redeems shares in a Fund and the Fund holds securities priced at fair value, valuing a security at a fair value may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Each Fund’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees (if any) and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s “net asset value” per share.

REDEMPTION IN KIND

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Fund to make payment wholly in cash, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of that Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

DIVIDENDS AND TAX STATUS

Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund is taxed as a separate entity under Subchapter M and must qualify on a separate basis. Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a Fund’s annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities, foreign currencies or options (including forward contracts) thereon; and (b) a Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund’s assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). In addition, in order to qualify as a regulated investment company a Fund must distribute to its shareholders at least 90% of its net investment income, other than net capital gains, earned in each year. As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on taxable income (including realized capital gains) that it distributes to shareholders in accordance with the timing requirements of the Code.

A Fund must pay an excise tax to the extent it does not distribute to its shareholders during each calendar year at least 98% of its ordinary income for that calendar year, 98% of its capital gains over capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Funds intend to meet these distribution requirements to avoid excise tax liability. If the net asset value of shares of a Fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder’s cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for Federal income tax purposes.

The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Relief Reconciliation Act”) temporarily reduced the maximum tax on long-term capital gains from 20% to 15% for taxpayers in all brackets except for those in the 15% and 10% brackets, whose maximum rate will be 5% on those gains. It is not known whether this temporary reduction will continue or be discontinued. Certain distributions designated as derived from “qualified dividend income” will be taxed to individuals at this maximum rate. Certain provisions of the Relief Reconciliation Act may have since been changed and further changes not described in this SAI are possible.

Corporate shareholders are eligible to deduct 70% of dividends received from domestic corporations. The Funds pass through this benefit to their corporate shareholders subject to limitations under Section 854 of the Code. The dividends-received deduction is allowed to a corporate shareholder only if the shareholder satisfies a 46-day holding period for the dividend-paying stock (or a 91-day period for certain dividends on preferred stock). The 46-day (91-day) holding period generally does not include any time in which the shareholder is protected from the risk of loss otherwise inherent in the ownership of an equity interest. The Relief Act provided that the taxpayer must satisfy the holding period requirement with respect to each dividend. This determination is made by looking at the 90-day (180-day) period starting 45 days (90 days) before the ex-date. The 46 days (91 days) do not have to be consecutive and do not include any day in which risk of loss is diminished.

A Fund must satisfy the above holding period requirements in order to pass through this benefit to its corporate shareholders. In addition, a corporate shareholder of a Fund must also satisfy the holding period requirement with respect to its Fund Shares. In determining the extent to which a Fund’s dividends may be eligible for the 70% dividends-received deduction by corporate shareholders, interest income, capital gain net income, gain or loss from Section 1256 contracts (described below), dividend income from foreign corporations and income from other sources will not constitute qualified dividends. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends-received deduction.

The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Funds. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

For accounting purposes, when a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by a Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

Any security, option, or other position entered into or held by a Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain not being treated as long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by a Fund at the end of its taxable year generally will be required to be “marked to market” for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term gain or loss.

A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. A Fund may invest in the stock of foreign investment companies that may be treated as “passive foreign investment companies” (“PFICs”) under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that a Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC’s income, whether or not such income is actually distributed by the PFIC. Each Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward foreign currency exchange contracts (other than forward foreign currency exchange contracts that are governed by Section 1256 of the Code and for which no election is made) or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are also treated as ordinary gain or loss. These gains and losses, referred to as “Section 988” gains or losses, increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the Fund’s net capital gain. If a Fund’s Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be re-characterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing the basis of each shareholder’s shares.

Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares received in connection with the payment of a dividend by a Fund constitute a replacement of shares.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in a Fund. This discussion does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and other foreign persons are subject to different tax rules, and may be subject to United States federal income tax withholding on certain payments received from a Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state, local, and foreign taxes to an investment in a Fund.

FURTHER INFORMATION ABOUT THE TRUST

The Declaration of Trust for the Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in each Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust’s liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional classes of shares. Each of such classes has or will have a different designation. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent registered public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the shareholders of the Trust voting without regard to Fund.

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

The Trust’s custodian is responsible for holding the Funds’ assets. Subcustodians provide custodial services for assets of the Trust held outside the U.S. The Trust’s independent registered public accounting firm examines the Trust’s financial statements and assist in the preparation of certain reports to the Securities and Exchange Commission.

ADDITIONAL INFORMATION

LEGAL OPINION

The validity of the shares offered by the Prospectus has been passed upon by Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, San Francisco, California 94105.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The annual financial statements of the Funds will be audited by Deloitte & Touche LLP, 695 Town Center Drive, Suite 1200, Costa Mesa, CA, 92626, independent registered public accounting firm for the Funds. Tax services are also provided by Deloitte & Touche LLP.

OTHER INFORMATION

The Prospectus and this SAI, together, do not contain all of the information set forth in the Registration Statement of Metropolitan West Funds filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at 100 F Street, NE, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates. It is also available on the SEC’s Internet Web site at http://www.sec.gov. Statements contained in the Prospectus or this SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Trust’s registration statement, each such statement being qualified in all respects by that reference.

FINANCIAL STATEMENTS

Audited financial statements and the accompanying report of the Independent Registered Public Accounting Firm for the fiscal year ended March 31, 2008 for the ULTRA SHORT BOND FUND, LOW DURATION BOND FUND, the INTERMEDIATE BOND FUND, the TOTAL RETURN BOND FUND, the HIGH YIELD BOND FUND, the STRATEGIC INCOME FUND and the ALPHATRAK 500 FUND, as contained in the Annual Report to Shareholders for the fiscal year ended March 31, 2008, are incorporated herein by reference to that report.

APPENDIX — DESCRIPTION OF RATINGS

MOODY’S INVESTORS SERVICE

BOND RATINGS:

“Aaa”—Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”—Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody’s applies numerical modifiers “l”, “2” and “3” in each generic rating classification from Aa through B. The modifier “l” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the company ranks in the lower end of that generic rating category.

“A”—Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

“Baa”—Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”—Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca”—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C”—Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS:

Moody’s short-term debt ratings are opinions regarding the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

“P-1”—Issuers rated “Prime-l” or “P-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

“P-2”—Issuers rated “Prime-2” or “P-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

“P-3”—Issuers rated “Prime-3” or “P-3” (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

“Not Prime”—Issuers rated “Not Prime” do not fall within any of the Prime rating categories. In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.

STANDARD & POOR’S RATING GROUP

BOND RATINGS:

“AAA”—Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

“AA”—Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

“A”—Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

“BBB”—Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

“CCC”—Debt rated CCC is regarded as being currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the debtor to meet its financial commitment on the debt. In the event of adverse business, financial, or economic conditions, the debtor is not likely to have the capacity to meet its financial commitment on the debt.

“CC”—An obligation rated CC is currently highly vulnerable to nonpayment.

“C”—Debt rated C is regarded as being currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankrupcty petition has been filed or similar action taken, but payments on this debt are being continued.

“D”—Debt rated D is regarded as in payment default. The D rating category is used when payments on debt are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a debt are jeopardized.

Plus (+) Minus (–)—The ratings from “AA to CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS:

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

“A-1”—This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

“A-2”—Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

“A-3”—This designation exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the debtor to meet its financial commitment on the debt.

“B”—This designation is regarded as having significant speculative characteristics. The debtor currently has the capacity to meet its financial commitment on the debt; however, it faces major ongoing uncertainties which could lead to the debtor’s inadequate capacity to meet its financial commitment on the debt.

“C”—This designation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the debtor to meet its financial commitment on the debt.

“D”—A short-term debt rated D is in payment default. The D rating category is used when payments on a debt are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a debt are jeopardized.

FITCH IBCA RATINGS

BOND RATINGS:

The following summarizes the ratings used by Fitch for corporate bonds:

“AAA”—Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

“AA”—Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

“A”—Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

“BBB”—Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

“BB”—Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

“B”—Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

“CCC, CC, C”—Bonds considered to have high default risk. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“DDD, DD, D”—The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. Expected recovery values are highly speculative and cannot be estimated with any precision.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

Plus (+) Minus (-)—Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

SHORT-TERM DEBT RATINGS:

“F-1+”—Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

“F-1”—Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

“F-2”—Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” or “F-1” ratings.

“F-3”—Fair Credit Quality. Issues assigned this rating have adequate capacity for timely payment of financial commitments; however, near-term adverse changes could result in a reduction to non-investment grade.

“B”—Speculative. Issues assigned this rating have minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C”—High Default Risk. Default is a real possibility for issues assigned this rating. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

“D”—Default. Issues assigned this rating denote actual or imminent payment default.

SHORT-TERM MUNICIPAL BOND RATINGS

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

METROPOLITAN WEST FUNDS

FORM N-1A

PART C

Item 23.	Exhibits

(a)	Agreement and Declaration of Trust dated December 9, 1996 (incorporated by reference to Registrant’s initial Registration Statement on Form N-1A filed on December 24, 1996 [the “Registration Statement”]).

(b)	By-Laws dated December 9, 1996 (incorporated by reference to Registration Statement filed on December 24, 1996).

(c)	Instruments Defining Rights of Security Holders (not applicable).

(d)(1)	Investment Management Agreement as revised March 27, 2000 (incorporated by reference to Post-Effective Amendment No. 8 filed on July 26, 2000).

(d)(2)	Investment Management Agreement as revised June 27, 2002 (incorporated by reference to Post-Effective Amendment No. 19 filed on July 22, 2002).

(d)(3)	Investment Management Agreement as revised May 19, 2003 for the Strategic Income Fund (incorporated by reference to Post-Effective Amendment No. 22 filed on July 28, 2003).

(d)(4)	Amendment dated February 24, 2005 to the Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 filed on March 15, 2005).

(d)(5)	Investment Management Agreement dated February 21, 2007 (incorporated by reference to Post-Effective Amendment No. 28 filed on July 20, 2007).

(e)	Underwriting Agreement between Metropolitan West Funds and PFPC Distributors, Inc. dated November 13, 2000 (incorporated by reference to Post-Effective Amendment No. 8 filed on July 26, 2000).

(e)(1)	Amendment to Underwriting Agreement dated May 21, 2001 (incorporated by reference to Post-Effective Amendment No. 14 filed on July 25, 2001).

(e)(2)	Amendment to Underwriting Agreement dated June 27, 2002 (incorporated by reference to Post- Effective Amendment No. 19 filed on July 22, 2002).

(e)(3)	Amendment to Underwriting Agreement dated May 19, 2003 (incorporated by reference to Post Effective Amendment No. 22 filed on July 28, 2003).

(f)	Bonus or Profit Sharing Contracts (not applicable).

(g)(1)	Custody Agreement between Metropolitan West Funds and The Bank of New York (incorporated by reference to Pre-Effective Amendment No. 2 filed on March 27, 1997).

(g)(2)	Custody Agreement between Metropolitan West Funds and The Bank of New York dated April 1, 2002 (incorporated by reference to Post-Effective Amendment No. 19 filed on July 22, 2002).

(g)(3)	Amendment to Custody Agreement dated June 27, 2002 (incorporated by reference to Post-Effective Amendment No. 19 filed on July 22, 2002).

(g)(4)	Foreign Custody Manager Agreement between Metropolitan West Funds and The Bank of New York (incorporated by reference to Post-Effective Amendment No. 19 filed on July 22, 2002).

(g)(5)	Amendment to Custody Agreement dated June 1, 2003 (incorporated by reference to Post-Effective Amendment No. 22 filed on July 28, 2003).

(h)(1)	Amended and Restated Services Agreement dated March 31, 2004 between Metropolitan West Funds and PFPC Inc. (incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 23 filed on July 28, 2004).

(h)(2)	Operating Expenses Agreement as amended May 19, 2003 (incorporated by reference to Exhibit (h)(6)(ii) of Post-Effective Amendment No. 22 filed on July 28, 2003).

(h)(3)	Shareholder Servicing Plan dated November 13, 2007 (incorporated by reference to Post-Effective Amendment No. 29 filed on November 19, 2007).

(i)(1)	For TOTAL RETURN BOND FUND and LOW DURATION BOND FUND: Consent and Opinion of Counsel as to legality of shares (incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on March 18, 1997 [“Pre-Effective Amendment No. 1”]).

(i)(2)	For ALPHATRAK 500 FUND: Consent and Opinion of Counsel as to legality of shares (incorporated by reference to Post-Effective Amendment No. 4).

(i)(3)	For TOTAL RETURN BOND FUND and LOW DURATION BOND FUND: Consent and Opinion of Counsel as to legality of Class I shares (incorporated by reference to Post-Effective Amendment No. 8 filed on July 26, 2000).

(i)(4)	For INTERMEDIATE BOND FUND and HIGH YIELD BOND FUND: Consent and Opinion of Counsel as to legality of shares (incorporated by reference to Post-Effective Amendment No. 19 filed on July 22, 2002).

(i)(5)	For STRATEGIC INCOME FUND: Consent and Opinion of Counsel as to legality of shares (incorporated by reference to Post-Effective Amendment No. 21 filed on June 30, 2003).

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Omitted Financial Statements (not applicable).

(l)	Initial Capital Agreements (incorporated by reference to Pre-Effective Amendment No. 2).

(m)	Share Marketing Plan (Rule 12b-1 Plan), as amended March 31, 2000 (incorporated by reference to Post-Effective Amendment No. 8 filed July 26, 2000).

(m)(1)	Share Marketing Plan (Rule 12b-1 Plan) as amended June 27, 2002 (incorporated by reference to Post-Effective Amendment No. 19 filed on July 22, 2002).

(m)(2)	Share Marketing Plan (Rule 12b-1 Plan) as amended May 19, 2003 (incorporated by reference to Post-Effective Amendment No. 22 filed on July 28, 2003).

(m)(3)	Share Marketing Plan (Rule 12b-1 Plan) as amended November 13, 2007 (incorporated by reference to Post-Effective Amendment No. 29 filed on November 19, 2007)

(n)	Rule 18f-3 Plan (incorporated by reference to Post-Effective Amendment No. 7 filed January 27, 2000).

(n)(1)	Rule 18f-3 Plan as amended June 27, 2002 (incorporated by reference to Post-Effective Amendment No. 19 filed on July 22, 2002).

(n)(2)	Rule 18f-3 Plan as amended May 19, 2003 (incorporated by reference to Post-Effective Amendment No. 22 filed on July 28, 2003).

(n)(3)	Rule 18f-3 Plan as amended November 13, 2007 (incorporated by reference to Post-Effective Amendment No. 29 filed on November 19, 2007).

(p)(1)	Code of Ethics of Metropolitan West Asset Management LLC and Metropolitan West Funds as amended February 28, 2005 (incorporated by reference to Post-Effective Amendment No. 25 filed March 15, 2005).

(p)(2)	Code of Ethics of Metropolitan West Asset Management LLC, MWAM Distributors, LLC, Metropolitan West Funds and West Gate Advisors, LLC as amended October (incorporated by reference to Post-Effective Amendment No. 27 filed July 20, 2006).

(p)(3)	Code of Ethics of Metropolitan West Asset Management LLC, MWAM Distributors, LLC, Metropolitan West Funds and West Gate Advisors, LLC as amended February 2007 (incorporated by reference to Post-Effective Amendment No. 29 filed on November 29, 2007).

(p)(4)	Code of Ethics of Metropolitan West Asset Management LLC, MWAM Distributors, LLC, Metropolitan West Funds and West Gate Advisors, LLC as amended February 2008 is filed herewith.

(Other)	Power of Attorney of the Trustees dated June 30, 2006 (incorporated by reference to Post-Effective Amendment No. 27 filed July 20, 2006).

Item 24.	Persons Controlled by or Under Common Control with Registrant.

Metropolitan West Asset Management, LLC, a California limited liability company, is the investment adviser for each series of the Registrant (the “Adviser”). Members of the Adviser are Scott B. Dubchansky, Tad Rivelle, Laird R. Landmann, David Lippman, Patrick Moore, Chris Scibelli, Stephen Kane, Bryan Whalen, Joseph D. Hattesohl and Mitchell Flak. MWAM Distributors, LLC (a registered broker dealer and an NASD member) is a wholly owned subsidiary of the Adviser. West Gate Advisors, LLC, a California limited liability company, is a registered investment advisor and also is a wholly owned subsidiary of the Adviser.

Item 25.	Indemnification

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article VII of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser.

The list required by this Item 26 of officers and directors of Metropolitan West Asset Management LLC, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Metropolitan West Asset Management LLC pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-53332)

Item 27.	Principal Underwriter

Item 27.	Principal Underwriter

(a)	PFPC Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of July 12, 2008, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

BHR Institutional Funds

CRM Mutual Fund Trust

E.I.I. Realty Securities Trust

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

Highmark Funds

IndexIQ Trust

Kalmar Pooled Investment Trust

Matthews Asian Funds

Metropolitan West Funds

New Alternatives Fund

Old Westbury Funds

The RBB Fund, Inc.

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

Sterling Capital Small Cap Value Fund

The Torray Fund

Van Wagoner Funds

(b)	The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Board of Directors

Name	Position	Effective Date
Nicholas M. Marsini, Jr.	Director	April 26, 2007
Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
T. Thomas Deck	Director	January 3, 2008

Officers

Name	Position	Effective Date
T. Thomas Deck	President and Chief Executive Officer	January 3, 2008
Bruno DiStefano	Vice President	April 11, 2007

Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP - April 11, 2007 Secretary and Clerk – May 29, 2007
Charlene Wilson	Treasurer and Financial Operations Principal, Chief Financial Officer	April 11, 2007
Rita G. Adler	Chief Compliance Officer	April 11, 2007
Jodi L. Jamison	Chief Legal Officer	April 11, 2007
Maria C. Schaffer	Controller and Assistant Treasurer	April 11, 2007
John Munera	Anti-Money Laundering Officer	April 11, 2007
Ronald Berge	Assistant Vice President	April 11, 2007
Julie Bartos	Assistant Secretary and Assistant Clerk	April 11, 2007
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007

Item 28.	Location of Accounts and Records.

The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, PNC Global Investment Servicing, 760 Moore Road, King of Prussia, PA 19406, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025 or at a third-party unaffiliated record keeper at 1925 East Vernon Ave., Los Angeles, California, 90058.

Item 29.	Management Services.

There are no management-related service contracts not discussed in Parts A and B.

Item 30.	Undertakings.

Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the Trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 31 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 31 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Los Angeles and State of California on the 22nd day of July 2008.

Metropolitan West Funds

By:	/s/ Scott B. Dubchansky*
Scott B. Dubchansky
Chairman of the Board of Trustees,
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement of Metropolitan West Funds has been signed below by the following persons in the capacities indicated on the 22nd day of July, 2008.

Signature	Capacity	Date

/s/ Scott B. Dubchansky*	Chairman of the Board of Trustees,	July 22, 2008
Scott B. Dubchansky	President and Principal Executive Officer

/s/ Joseph Hattesohl*	Treasurer	July 22, 2008
Joseph Hattesohl

/s/ Keith T. Holmes*	Trustee	July 22, 2008
Keith T. Holmes

/s/ Martin Luther King III*	Trustee	July 22, 2008
Martin Luther King III

/s/ Daniel D. Villanueva*	Trustee	July 22, 2008
Daniel D. Villanueva

/s/ David H. Edington*	Trustee	July 22, 2008
David H. Edington

/s/ Andrew Tarica*	Trustee	July 22, 2008
Andrew Tarica

/s/ Ronald J. Consiglio*	Trustee	July 22, 2008
Ronald J. Consiglio

/s/ Scott Sale*	Trustee	July 22, 2008
Scott Sale
*by /s/ David A. Hearth		July 22, 2008
David A. Hearth, Attorney-in-Fact pursuant to Power of Attorney previously filed with the Registrant’s Post-Effective Amendment No. 27.

METROPOLITAN WEST FUNDS

INDEX OF EXHIBITS

Item 22.	Exhibits

(j)	Consent of Independent Registered Public Accounting Firm

(p)(4)	Code of Ethics of Metropolitan West Asset Management LLC, MWAM Distributors, LLC, Metropolitan West Funds and West Gate Advisors, LLC Dated February 2008